UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

September 30, 2008
unaudited

Common stocks — 89.21%	Shares	Value (000)

SOFTWARE & SERVICES — 14.98%
Microsoft Corp.	186,800	$4,986
Yahoo! Inc.[1]	260,000	4,498
Global Payments Inc.	95,000	4,262
Google Inc., Class A1	10,000	4,005
MasterCard Inc., Class A	15,000	2,660
Oracle Corp.[1]	125,000	2,539
Wirecard AG1,2	322,500	2,338
SAP AG2	30,000	1,610
eBay Inc.[1]	60,000	1,343
United Internet AG2	108,000	1,167
Tencent Holdings Ltd.[2]	151,600	1,092
Moneysupermarket.com Group PLC[2]	235,000	239
		30,739

ENERGY — 8.34%
Schlumberger Ltd.	107,500	8,395
Smith International, Inc.	50,000	2,932
WorleyParsons Ltd.[2]	100,000	2,473
Patterson-UTI Energy, Inc.	90,000	1,802
Baker Hughes Inc.	25,000	1,514
		17,116

BANKS — 7.66%
Banco Bradesco SA, preferred nominative	146,500	2,382
M&T Bank Corp.	22,000	1,964
Hudson City Bancorp, Inc.	100,000	1,845
HSBC Holdings PLC (Hong Kong)[2]	110,000	1,736
PT Bank Mandiri (Persero) Tbk[2]	5,000,000	1,390
BOC Hong Kong (Holdings) Ltd.[2]	760,000	1,354
BNP Paribas SA2	11,110	1,067
Grupo Financiero Banorte, SAB de CV, Series O	280,000	891
Banco Bilbao Vizcaya Argentaria, SA2	45,600	739
Raiffeisen International Bank-Holding AG2	7,383	537
Erste Bank der oesterreichischen Sparkassen AG2	10,000	504
Banco Santander, SA2	29,558	447
Mizuho Financial Group, Inc.[2]	75	329
Siam City Bank PCL[1,2]	1,045,000	302
Malayan Banking Bhd.[2]	95,625	192
Hypo Real Estate Holding AG2	5,127	30
		15,709

TECHNOLOGY HARDWARE & EQUIPMENT — 7.44%
Apple Inc.[1]	40,000	4,546
Cisco Systems, Inc.[1]	165,000	3,722
Avid Technology, Inc.[1]	85,000	2,045
Delta Electronics, Inc.[2]	649,500	1,682
EMC Corp.[1]	95,136	1,138
HOYA CORP.[2]	45,000	892
Advantech Co., Ltd.[2]	430,720	831
Acer Inc.[2]	236,808	403
		15,259

MEDIA — 7.40%
Time Warner Inc.	245,000	3,212
British Sky Broadcasting Group PLC[2]	305,000	2,270
Daily Mail and General Trust PLC, Class A, nonvoting[2]	280,000	1,621
Scripps Networks Interactive, Inc., Class A	44,200	1,605
Omnicom Group Inc.	40,000	1,542
CTC Media, Inc.[1]	85,000	1,275
Vivendi SA2	40,000	1,251
Walt Disney Co.	38,000	1,166
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	962
Next Media Ltd.[2]	1,157,000	285
		15,189

HEALTH CARE EQUIPMENT & SERVICES — 6.71%
American Medical Systems Holdings, Inc.[1]	369,000	6,553
Inverness Medical Innovations, Inc.[1]	87,000	2,610
Varian Medical Systems, Inc.[1]	30,000	1,714
Express Scripts, Inc.[1]	20,000	1,476
Beckman Coulter, Inc.	20,000	1,420
		13,773

RETAILING — 4.94%
Bed Bath & Beyond Inc.[1]	65,000	2,042
Tractor Supply Co.[1]	45,000	1,892
O’Reilly Automotive, Inc.[1]	69,200	1,853
Best Buy Co., Inc.	43,000	1,613
Lowe’s Companies, Inc.	65,000	1,540
Abercrombie & Fitch Co., Class A	20,000	789
Takashimaya Co., Ltd.[2]	46,000	402
		10,131

TELECOMMUNICATION SERVICES — 4.51%
MTN Group Ltd.[2]	217,000	3,077
Singapore Telecommunications Ltd.[2]	730,000	1,672
OJSC Mobile TeleSystems (ADR)	25,000	1,400
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,184
Philippine Long Distance Telephone Co.[2]	9,100	514
Philippine Long Distance Telephone Co. (ADR)	9,100	513
Vodafone Group PLC[2]	259,875	575
LG Telecom Ltd.[2]	38,855	325
		9,260

UTILITIES — 4.19%
Xinao Gas Holdings Ltd.[2]	2,610,000	3,537
Veolia Environnement[2]	64,700	2,666
Iberdrola Renovables, SA Unipersonal[1,2]	550,000	2,392
		8,595

CAPITAL GOODS — 3.23%
Leighton Holdings Ltd.[2]	58,929	1,817
Boart Longyear Ltd.[2,3]	1,269,230	1,157
Boart Longyear Ltd.[2]	700,000	638
Max India Ltd.[1,2]	500,000	1,792
Wolseley PLC[2]	160,000	1,219
		6,623

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.79%
Novo Nordisk A/S, Class B2	46,000	2,355
Vertex Pharmaceuticals Inc.[1]	50,000	1,662
Richter Gedeon NYRT[2]	5,500	1,009
UCB SA2	19,654	698
		5,724

INSURANCE — 2.35%
Sampo Oyj, Class A2	125,000	2,853
China Life Insurance Co. Ltd., Class H2	398,000	1,474
American International Group, Inc.	150,000	500
		4,827

COMMERCIAL & PROFESSIONAL SERVICES — 2.17%
Randstad Holding NV2	80,000	2,113
Downer EDI Ltd.[2]	327,173	1,665
Monster Worldwide, Inc.[1]	45,000	671
		4,449

TRANSPORTATION — 2.07%
Ryanair Holdings PLC (ADR)[1]	186,400	4,181
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	69
		4,250

DIVERSIFIED FINANCIALS — 1.96%
American Express Co.	50,000	1,772
State Street Corp.	25,000	1,422
Citigroup Inc.	40,000	820
		4,014

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.70%
NVIDIA Corp.[1]	145,000	1,553
Intel Corp.	65,000	1,217
Siliconware Precision Industries Co., Ltd.[2]	609,647	697
Sunplus Technology Co. Ltd.[2]	62,573	28
		3,495

CONSUMER DURABLES & APPAREL — 1.21%
GEOX SpA[2]	105,050	1,017
China Dongxiang (Group) Co., Ltd.[2]	3,000,000	868
Burberry Group PLC[2]	84,000	589
		2,474

FOOD & STAPLES RETAILING — 0.71%
Costco Wholesale Corp.	16,000	1,039
Wal-Mart de México, SAB de CV, Series V	118,600	406
		1,445

CONSUMER SERVICES — 0.28%
OPAP (Greek Organization of Football Prognostics) SA2	18,490	565

REAL ESTATE — 0.16%
AEON Mall Co., Ltd.[2]	11,000	328

MISCELLANEOUS — 4.41%
Other common stocks in initial period of acquisition		9,041

Total common stocks (cost: $220,750,000)		183,006

Convertible securities — 0.81%

DIVERSIFIED FINANCIALS — 0.80%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	38,000	1,636

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		25

Total convertible securities (cost: $2,121,000)		1,661

	Principal amount
Short-term securities — 10.17%	(000)

Fannie Mae 2.40% due 11/17/2008	$4,900	4,884
Merck & Co. Inc. 2.20% due 10/6/2008	3,700	3,698
PepsiCo Inc. 2.03% due 10/2/2008[4]	3,000	3,000
Johnson & Johnson 2.02% due 11/13/2008[4]	3,000	2,990
John Deere Capital Corp. 2.10% due 10/16/2008[4]	2,400	2,397
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	1,900	1,900
Freddie Mac 2.44% due 10/20/08	1,000	999
Coca-Cola Co. 2.16% due 10/31/2008[4]	1,000	998

Total short-term securities (cost: $20,869,000)		20,866

Total investment securities (cost: $243,740,000)		205,533
Other assets less liabilities		(381)

Net assets		$205,152

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $67,643,000, which represented 32.97% of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$1,922	$1,157	.56%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	1,900	1,636	.80

Total restricted securities		$3,822	$2,793	1.36%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,285,000, which represented 5.50% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$117,023
Level 2 — Other significant observable inputs	88,510	*
Level 3 — Significant unobservable inputs	—
Total	$205,533

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,164
Gross unrealized depreciation on investment securities	(49,549)
Net unrealized depreciation on investment securities	(38,385)
Cost of investment securities for federal income tax purposes	243,918

Global Growth Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 80.69%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.77%
Microsoft Corp.	3,795,000	$101,289
Samsung Electronics Co., Ltd.[1]	138,440	63,782
Nokia Corp.[1]	1,586,500	29,556
Nokia Corp. (ADR)	1,334,000	24,879
Oracle Corp.[2]	2,250,000	45,697
STMicroelectronics NV1	4,454,000	45,225
International Business Machines Corp.	350,000	40,936
Yahoo! Inc.[2]	2,127,200	36,801
Cisco Systems, Inc.[2]	1,611,000	36,344
Citizen Holdings Co., Ltd.[1]	4,564,800	31,564
Google Inc., Class A2	75,000	30,039
SAP AG1	240,000	12,878
SAP AG (ADR)	200,000	10,686
Texas Instruments Inc.	1,000,000	21,500
ASML Holding NV (New York registered)	1,031,044	18,157
ASML Holding NV1	111,111	1,983
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	7,292,214	11,962
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	717,065	6,719
Murata Manufacturing Co., Ltd.[1]	452,600	18,178
Canon, Inc.[1]	379,000	14,184
Hon Hai Precision Industry Co., Ltd.[1]	3,476,095	12,339
HTC Corp.[1]	806,000	11,504
Altera Corp.	550,000	11,374
Intel Corp.	580,000	10,863
Agilent Technologies, Inc.[2]	350,000	10,381
Tyco Electronics Ltd.	366,250	10,130
Hewlett-Packard Co.	215,000	9,942
KLA-Tencor Corp.	287,921	9,113
Hynix Semiconductor Inc.[1,2]	507,000	8,492
Venture Corp. Ltd.[1]	1,300,000	7,108
Dell Inc.[2]	400,000	6,592
LDH Corp.[1,2]	64,000	5,933
EMC Corp.[2]	410,500	4,910
Elpida Memory, Inc.[1,2]	210,000	3,879
Chartered Semiconductor Manufacturing Ltd[1,2]	6,009,000	1,611
Rohm Co., Ltd.[1]	27,700	1,522
		728,052

CONSUMER DISCRETIONARY — 11.14%
Honda Motor Co., Ltd.[1]	1,508,800	44,856
Lowe’s Companies, Inc.	1,615,000	38,259
Kohl’s Corp.[2]	625,000	28,800
GOME Electrical Appliances Holding Ltd.[1]	98,357,000	28,718
OPAP (Greek Organization of Football Prognostics) SA1	771,800	23,608
Ford Motor Co.[2]	4,536,000	23,587
Virgin Media Inc.[2]	2,834,000	22,389
Toyota Motor Corp.[1]	517,500	21,993
Yamaha Corp.[1]	1,265,000	21,724
Liberty Media Corp., Liberty Interactive, Series A2	1,660,000	21,431
Yamada Denki Co., Ltd.[1]	276,000	20,948
Yue Yuen Industrial (Holdings) Ltd.[1]	7,300,000	19,936
News Corp., Class A	1,583,407	18,985
Target Corp.	370,000	18,148
adidas AG1	327,000	17,549
McDonald’s Corp.	250,000	15,425
H & M Hennes & Mauritz AB, Class B1	376,000	15,268
Harman International Industries, Inc.	440,000	14,991
Burberry Group PLC[1]	1,870,000	13,112
Esprit Holdings Ltd.[1]	2,100,500	12,908
Carphone Warehouse Group PLC[1]	4,073,000	12,566
Aristocrat Leisure Ltd.[1]	2,178,931	11,525
NIKE, Inc., Class B	160,000	10,704
Lagardère Groupe SCA[1]	200,000	9,032
Best Buy Co., Inc.	235,000	8,812
Carnival Corp., units	225,000	7,954
Bosideng International Holdings Ltd.[1]	64,000,000	7,951
Nikon Corp.[1]	301,000	7,162
Garmin Ltd.[2]	182,500	6,194
Suzuki Motor Corp.[1]	313,000	5,818
Cie. Financière Richemont SA, Class A, units[1]	115,000	5,114
Kesa Electricals PLC[1]	2,473,400	4,952
Limited Brands, Inc.	200,000	3,464
DSG International PLC[1]	3,466,929	2,993
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,406
Aisin Seiki Co., Ltd.[1]	38,000	929
		549,211

FINANCIALS — 8.98%
Macquarie Group Ltd.[1]	1,830,000	57,147
Citigroup Inc.	2,102,900	43,130
Société Générale[1]	460,000	41,727
Allianz SE1	292,000	40,131
Banco Santander, SA1	2,192,514	33,166
JPMorgan Chase & Co.	700,000	32,690
HSBC Holdings PLC (United Kingdom)[1]	1,500,000	24,307
AXA SA1	688,000	22,539
Industrial and Commercial Bank of China Ltd., Class H1	34,500,000	20,555
AEON Credit Service (Asia) Co. Ltd.[1]	2,000,000	20,174
AFLAC Inc.	295,700	17,372
Erste Bank der oesterreichischen Sparkassen AG1	288,480	14,529
Mizuho Financial Group, Inc.[1]	3,000	13,175
Prudential PLC[1]	1,400,000	12,894
Türkiye Garanti Bankasi AS1,2	4,800,000	11,394
Türkiye Is Bankasi AS, Class C1	2,405,000	9,998
ING Groep NV, depository receipts[1]	422,422	9,182
Bumiputra-Commerce Holdings Bhd.[1]	3,750,000	8,427
Bank of Nova Scotia	140,000	6,328
Ayala Land, Inc.[1]	19,300,000	3,847
		442,712

INDUSTRIALS — 8.75%
General Electric Co.	2,995,455	76,384
Deutsche Post AG1	2,802,700	59,077
Vallourec SA1	185,000	40,208
Schneider Electric SA1	394,091	34,160
United Technologies Corp.	472,000	28,348
Ryanair Holdings PLC (ADR)[2]	1,111,300	24,926
KBR, Inc.	1,605,000	24,508
Siemens AG1	240,000	22,509
ALSTOM SA1	230,066	17,337
Randstad Holding NV1	517,000	13,658
Tyco International Ltd.	366,250	12,826
Tata Motors Ltd.[1]	1,535,000	11,439
Asciano Ltd., units[1]	3,720,000	9,705
European Aeronautic Defence and Space Co. EADS NV1	500,000	8,645
Michael Page International PLC[1]	1,995,000	8,313
Macquarie Infrastructure Group[1]	4,000,000	7,625
FANUC LTD[1]	100,000	7,550
ABB Ltd[1,2]	355,000	6,820
Finmeccanica SpA[1]	235,000	5,051
United Parcel Service, Inc., Class B	75,000	4,717
SM Investments Corp.[1]	795,000	4,411
Koc Holding AS, Class B1,2	990,150	3,021
		431,238

HEALTH CARE — 8.62%
Novo Nordisk A/S, Class B1	1,455,200	74,509
UCB SA1	1,350,020	47,959
Roche Holding AG1	293,500	45,814
CIGNA Corp.	750,000	25,485
Hospira, Inc.[2]	630,000	24,066
Nobel Biocare Holding AG1	677,070	22,731
Pharmaceutical Product Development, Inc.	544,350	22,509
Stryker Corp.	355,000	22,116
Smith & Nephew PLC[1]	2,052,000	21,642
Bayer AG, non-registered shares[1]	250,000	18,235
Aetna Inc.	500,000	18,055
Merck & Co., Inc.	400,000	12,624
Shire Ltd. (ADR)	250,000	11,937
ResMed Inc[2]	267,000	11,481
Pfizer Inc	600,000	11,064
Mentor Corp.	460,000	10,976
RHÖN-KLINIKUM AG, non-registered shares[1]	301,600	8,761
Intuitive Surgical, Inc.[2]	35,700	8,603
Sonic Healthcare Ltd.[1]	600,000	6,303
		424,870

TELECOMMUNICATION SERVICES — 7.11%
Koninklijke KPN NV1	4,975,830	71,668
NTT DoCoMo, Inc.[1]	33,200	53,591
Vodafone Group PLC (ADR)	1,000,000	22,100
Vodafone Group PLC[1]	8,631,250	19,079
Telefónica, SA1	1,570,799	37,524
KDDI Corp.[1]	5,517	30,931
América Móvil, SAB de CV, Series L (ADR)	585,000	27,121
Qwest Communications International Inc.	7,000,000	22,610
Telekom Austria AG, non-registered shares[1]	1,033,200	18,195
Telecom Italia SpA[1]	6,595,500	9,834
Telecom Italia SpA, nonvoting[1]	6,921,500	7,824
AT&T Inc.	500,000	13,960
SOFTBANK CORP.[1]	760,000	9,834
Telstra Corp. Ltd.[1]	1,770,000	5,938
		350,209

CONSUMER STAPLES — 6.96%
Unilever NV, depository receipts[1]	1,684,000	47,541
Avon Products, Inc.	1,045,800	43,474
Cosan Ltd., Class A2	2,600,000	20,748
Coca-Cola Co.	360,000	19,037
Diageo PLC[1]	1,100,000	18,632
Archer Daniels Midland Co.	800,000	17,528
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	13,434
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,002
PepsiCo, Inc.	200,000	14,254
Woolworths Ltd.[1]	608,483	13,161
InBev[1]	205,000	12,093
SABMiller PLC[1]	600,000	11,727
Parmalat Spa[1]	4,790,000	11,362
C&C Group PLC[1]	4,000,000	10,713
Groupe Danone SA1	145,000	10,267
Tesco PLC[1]	1,430,000	9,951
Procter & Gamble Co.	135,000	9,408
Nestlé SA1	200,000	8,662
Beiersdorf AG1	116,500	7,451
IOI Corp. Bhd.[1]	5,730,000	7,055
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	200,000	6,852
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,616
METRO AG1	127,500	6,381
L’Oréal SA1	64,303	6,345
Philip Morris International Inc.	125,000	6,013
Altria Group, Inc.	125,000	2,480
		343,187

ENERGY — 4.86%
TOTAL SA1	590,000	35,570
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	17,580
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	250,000	9,355
Chevron Corp.	300,000	24,744
Royal Dutch Shell PLC, Class B1	574,666	16,313
Royal Dutch Shell PLC, Class B (ADR)	139,643	7,972
Reliance Industries Ltd.[1]	567,000	23,961
Canadian Natural Resources, Ltd.	280,700	19,297
Tenaris SA (ADR)	465,000	17,340
Baker Hughes Inc.	200,000	12,108
Schlumberger Ltd.	144,000	11,245
Imperial Oil Ltd.	257,928	11,071
OAO Gazprom (ADR)[1]	300,000	9,641
StatoilHydro ASA[1]	366,435	8,728
Eni SpA[1]	300,000	7,913
SK Energy Co., Ltd.[1]	88,706	6,705
		239,543

MATERIALS — 4.27%
AMG Advanced Metallurgical Group NV1,2	1,199,200	49,259
Sigma-Aldrich Corp.	399,649	20,950
JSC Uralkali (GDR)[1]	484,568	15,222
JSC Uralkali (GDR)[1,4]	160,015	5,027
UPM-Kymmene Oyj[1]	1,090,000	17,131
Akzo Nobel NV1	258,000	12,395
Weyerhaeuser Co.	200,000	12,116
Newmont Mining Corp.	300,000	11,628
First Quantum Minerals Ltd.	275,400	10,374
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	580,000	10,266
Central African Mining & Exploration Co. PLC[1,2]	38,250,000	9,491
Aracruz Celulose SA, Class B, preferred nominative (ADR)	217,000	7,966
Nitto Denko Corp.[1]	300,000	7,626
Holcim Ltd.[1]	100,000	7,327
OAO Severstal (GDR)[1]	574,600	6,213
Alcoa Inc.	183,100	4,134
Freeport-McMoRan Copper & Gold Inc.	55,000	3,127
		210,252

UTILITIES — 3.53%
British Energy Group plc[1]	2,600,169	35,250
GDF Suez[1]	525,000	27,451
Veolia Environnement[1]	598,463	24,662
E.ON AG1	428,400	21,680
CLP Holdings Ltd.[1]	2,430,000	19,628
Public Power Corp. SA1	926,700	14,386
NTPC Ltd.[1]	3,477,647	12,956
RWE AG1	100,000	9,608
Enel SpA[1]	1,000,000	8,330
		173,951

MISCELLANEOUS — 1.70%
Other common stocks in initial period of acquisition		83,727

Total common stocks (cost: $4,421,176,000)		3,976,952

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		233

Total rights & warrants (cost: $0)		233

	Principal amount
Short-term securities — 19.07%	(000)

Federal Home Loan Bank 2.05%–2.40% due 10/6–12/29/2008	$166,779	166,491
U.S. Treasury Bills 1.6445%–1.89% due 11/6/2008–2/19/2009	64,800	64,645
Freddie Mac 2.25%–2.50% due 10/28–12/9/2008	63,532	63,304
Novartis Finance Corp. 2.10%–2.19% due 10/14–10/15/2008[4]	61,700	61,648
Procter & Gamble International Funding S.C.A. 2.12%–2.22% due 10/7–11/5/2008[4]	54,700	54,618
Bank of Nova Scotia 2.56% due 10/28/2008	50,000	49,896
Swedish Export Credit Corp. 1.95%–2.35% due 10/3–10/17/2008	46,400	46,379
Electricité de France 2.22%–2.27% due 10/16–10/28/2008[4]	37,910	37,863
Coca-Cola Co. 2.08% due 10/21/2008[4]	30,500	30,463
Export Development Canada 2.20% due 10/16/2008	30,000	29,964
Eksportfinans ASA 2.18%–2.30% due 10/24–11/4/2008[4]	30,000	29,929
AT&T Inc. 2.22% due 10/9/2008[4]	29,600	29,580
JPMorgan Chase & Co. 2.22% due 10/10/2008	21,700	21,687
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	5,200	5,199
AstraZeneca PLC 2.50% due 10/1/2008[4]	25,800	25,798
BASF AG 2.05% due 10/31/2008[4]	25,000	24,956
Pfizer Inc 2.09% due 11/7/2008[4]	24,700	24,630
Fannie Mae 2.15%–2.50% due 10/22–11/4/2008	23,800	23,761
American Honda Finance Corp. 2.20% due 10/23/2008	23,500	23,459
BP Capital Markets PLC 2.20% due 11/21/2008[4]	23,000	22,890
Stadshypotek Delaware Inc. 2.60% due 10/7/2008[4]	18,200	18,190
Nestlé Capital Corp. 2.10% due 10/15/2008[4]	15,300	15,287
Alcon Capital Corp. 2.10% due 11/10/2008[4]	2,300	2,293
Paccar Financial Corp. 2.19% due 10/23/2008	15,000	14,974
European Investment Bank 2.25% due 12/4/2008	15,000	14,896
Hewlett-Packard Co. 2.17% due 10/3/2008[4]	13,100	13,098
Wal-Mart Stores Inc. 2.05% due 11/10/2008[4]	12,800	12,762
Sheffield Receivables Corp.2.53% due 10/2/2008[4]	7,000	6,999
Yale University 2.50% due 11/13/2008	4,000	3,987

Total short-term securities (cost: $939,697,000)		939,646

Total investment securities (cost: $5,360,873,000)		4,916,831
Other assets less liabilities		11,635

Net assets		$4,928,466

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $2,353,010,000, which represented 47.74% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $421,230,000, which represented 8.55% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$1,624,175
Level 2 — Other significant observable inputs	3,285,316	*
Level 3 — Significant unobservable inputs	7,340
Total	$4,916,831

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$7,120
Net unrealized appreciation	220
Ending value at 9/30/2008	$7,340

Net unrealized appreciation during the period on Level 3 investment securities held at 9/30/2008	$220

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$390,215
Gross unrealized depreciation on investment securities	(839,976)
Net unrealized depreciation on investment securities	(449,761)
Cost of investment securities for federal income tax purposes	5,366,592

Global Small Capitalization Fund
Investment portfolio

September 30, 2008
unaudited

Common stocks — 85.33%	Shares	Value (000)

HEALTH CARE — 14.27%
Volcano Corp.[1,2]	2,834,878	$49,015
NuVasive, Inc.[1]	713,200	35,182
Masimo Corp.[1]	710,500	26,431
Beckman Coulter, Inc.	357,500	25,379
ABIOMED, Inc.[1]	1,175,000	20,856
Gerresheimer AG, non-registered shares[3]	392,500	17,962
ArthroCare Corp.[1]	632,000	17,519
Nakanishi Inc.[3]	188,900	16,012
Applera Corp., Celera Corp.[1]	987,500	15,257
Integra LifeSciences Holdings Corp.[1]	325,000	14,310
ZOLL Medical Corp.[1]	370,000	12,106
Cochlear Ltd.[3]	228,389	10,907
ResMed Inc[1]	250,000	10,750
Top Glove Corp. Bhd.[3]	8,895,940	10,391
Greatbatch, Inc.[1]	405,200	9,944
Apollo Hospitals Enterprise Ltd.[3]	1,000,000	9,636
Array BioPharma Inc.[1]	1,115,000	8,563
EGIS NYRT[3]	126,600	8,456
Inverness Medical Innovations, Inc.[1]	248,000	7,440
American Medical Systems Holdings, Inc.[1]	415,000	7,370
Vital Signs, Inc.	92,600	6,843
Sirona Dental Systems, Inc.[1]	255,171	5,940
CardioNet, Inc.[1]	236,000	5,891
VNUS Medical Technologies, Inc.[1]	250,962	5,253
AtriCure, Inc.[1]	519,300	5,203
Laboratorios Almirall, SA3	561,400	5,169
DiaSorin SpA[3]	262,800	5,132
Phase Forward Inc.[1]	235,000	4,914
Haemonetics Corp.[1]	73,800	4,555
Allscripts Healthcare Solutions, Inc.[1]	280,000	3,483
Invacare Corp.	140,000	3,380
Eclipsys Corp.[1]	145,000	3,038
Laboratorios Farmacéuticos ROVI, SA3	255,000	2,935
Arpida Ltd.[1,3]	369,967	2,619
Simcere Pharmaceutical Group (ADR)[1]	300,000	2,604
AS ONE Corp.[3]	126,500	2,588
Exelixis, Inc.[1]	385,000	2,341
Apria Healthcare Group Inc.[1]	115,000	2,098
Mentor Corp.	86,800	2,071
QRxPharma Ltd.[1,3]	2,250,000	1,445
Ondine Biopharma Corp.[1,2,4]	2,620,000	864
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	174
Ondine Biopharma Corp.[1,2]	400,000	132
Ipca Laboratories Ltd.[3]	95,000	1,141
A&D Pharma Holdings NV (GDR)[1,3]	232,200	1,062
WuXi PharmaTech (Cayman) Inc. (ADR)[1]	69,500	914
Arcadia Resources, Inc.[1]	375,000	82
		415,357

INDUSTRIALS — 13.64%
International Container Terminal Services, Inc.[3]	47,285,000	26,279
Hyunjin Materials Co., Ltd.[3]	605,000	17,598
Corrections Corporation of America[1]	600,000	14,910
GS Engineering & Construction Corp.[3]	175,000	14,277
Sungkwang Bend Co., Ltd.[3]	748,934	13,745
Pfeiffer Vacuum Technology AG3	168,000	13,443
Herman Miller, Inc.	542,500	13,275
Horizon North Logistics Inc.[1,2]	5,700,000	12,346
Koninklijke BAM Groep NV3	877,000	11,369
TaeWoong Co., Ltd.[3]	165,000	11,045
Advisory Board Co.[1]	328,000	9,892
MISUMI Group Inc.[3]	537,000	9,243
TK Corp.[1,3]	315,000	8,620
Container Corp. of India Ltd.[3]	481,526	8,574
Pyeong San Co., Ltd.[3]	318,000	8,431
Charter PLC[3]	710,000	7,941
Bradken Ltd.[3]	1,060,000	7,443
Aboitiz Equity Ventures, Inc.[3]	48,700,000	7,272
Frigoglass SAIC[3]	408,473	7,129
Downer EDI Ltd.[3]	1,397,323	7,112
TrueBlue, Inc.[1]	426,602	6,894
ALL — América Latina Logística, units	1,000,000	6,831
Lonrho PLC[1,3]	20,224,000	6,685
Crane Group Ltd.[3]	755,000	6,643
S&T Holdings Co. Ltd.[2,3]	580,200	6,338
Société BIC SA3	120,000	6,240
J&P-AVAX SA3	1,406,000	6,232
JVM Co., Ltd.[2,3]	411,500	5,955
Danieli & C. Officine Meccaniche SpA[3]	400,000	5,939
MSC Industrial Direct Co., Inc., Class A	125,000	5,759
Georg Fischer Ltd[1,3]	15,550	5,601
Goodpack Ltd.[3]	4,940,000	4,913
Dalian Port (PDA) Co. Ltd., Class H3	13,700,000	4,868
Jain Irrigation Systems Ltd.[3]	525,000	4,560
Ellaktor SA3	460,000	4,281
Mine Safety Appliances Co.	110,000	4,193
NCI Building Systems, Inc.[1]	130,500	4,143
Uponor Oyj[3]	287,195	3,643
Intertek Group PLC[3]	235,000	3,536
United Stationers Inc.[1]	70,000	3,348
SIA Engineering Co. Ltd.[3]	1,929,000	3,063
BELIMO Holding AG3	3,450	3,049
Beacon Roofing Supply, Inc.[1]	194,600	3,040
BayWa AG3	101,450	2,885
De La Rue PLC[3]	175,000	2,852
Houston Wire & Cable Co.	165,400	2,840
Aalberts Industries NV3	214,883	2,751
Sintex Industries Ltd.[3]	429,100	2,625
S1 Corp.[3]	50,000	2,550
Kaba Holding AG3	9,500	2,517
Wabash National Corp.	265,000	2,504
Watsco, Inc.	48,000	2,413
Trakya Cam Sanayii AS1,3	2,366,730	2,339
American Shipping Co. ASA[1,3]	188,000	2,238
PRONEXUS INC.[3]	318,000	2,199
Geberit AG3	16,500	2,035
Daekyung Machinery & Engineering Co., Ltd.[1,3]	800,000	2,032
Permasteelisa SpA[3]	120,000	1,917
GfK AG3	62,500	1,898
Emeco Holdings Ltd.[3]	2,810,000	1,808
SIG PLC[3]	255,000	1,782
Nabtesco Corp.[3]	188,000	1,503
I. Kloukinas — I. Lappas SA3	403,000	1,344
Northgate PLC[3]	334,246	1,223
G-Shank Enterprise Co., Ltd.[3]	1,958,745	1,112
Rollins, Inc.	55,000	1,044
Hopewell Highway Infrastructure Ltd.[3]	1,454,000	1,014
Aker Philadelphia Shipyard ASA[3,4]	110,800	980
NEPES Corp.[1,3]	242,345	790
Latécoère SA1,3	8,773	92
		396,985

INFORMATION TECHNOLOGY — 12.74%
Kingboard Chemical Holdings Ltd.[3]	11,482,000	38,910
Novell, Inc.[1]	6,658,800	34,226
Heartland Payment Systems, Inc.	1,000,000	25,560
Semtech Corp.[1]	1,170,000	16,333
SkillSoft PLC (ADR)[1]	1,550,000	16,213
AAC Acoustic Technologies Holdings Inc.[1,3]	20,577,000	15,820
Mentor Graphics Corp.[1]	1,155,000	13,109
Verifone Holdings, Inc.[1]	775,000	12,819
TIBCO Software Inc.[1]	1,665,000	12,188
austriamicrosystems AG, non-registered shares[3]	384,868	12,015
Infotech Enterprises Ltd.[3]	2,585,988	11,737
Delta Electronics (Thailand) PCL[3]	23,250,000	11,027
DTS, Inc.[1]	364,095	10,133
Perfect World Co., Ltd., Class B (ADR)[1]	445,000	9,986
ACI Worldwide, Inc.[1]	535,000	9,373
Global Unichip Corp.[3]	1,539,956	8,861
LoopNet, Inc.[1]	800,500	7,869
Halma PLC[3]	2,182,500	7,736
Varian Semiconductor Equipment Associates, Inc.[1]	290,000	7,285
Advantech Co., Ltd.[3]	3,712,535	7,167
Kingboard Laminates Holdings Ltd.[3]	15,393,509	6,790
HSW International, Inc.[1,3,4]	2,576,476	5,490
Concur Technologies, Inc.[1]	128,682	4,923
Applied Micro Circuits Corp.[1]	780,000	4,664
Hana Microelectronics PCL[3]	11,370,000	4,506
Solera Holdings, Inc.[1]	130,000	3,734
Veeco Instruments Inc.[1]	250,000	3,703
SupportSoft, Inc.[1]	1,225,000	3,675
Stratasys, Inc.[1]	210,000	3,669
DemandTec, Inc.[1]	335,000	3,018
Red Hat, Inc.[1]	200,000	3,014
Tripod Technology Corp.[3]	1,546,752	2,984
Redington (India) Ltd.[3]	587,671	2,892
CallWave, Inc.[1,2]	1,348,700	2,549
Wincor Nixdorf AG3	40,000	2,363
Renishaw PLC[3]	170,000	2,308
Virtusa Corp.[1]	300,000	1,953
Monotype Imaging Holdings Inc.[1]	173,900	1,936
Rubicon Technology, Inc.[1]	241,000	1,740
Cyntec Co., Ltd.[3]	1,450,370	1,737
DFI, Inc.[3]	997,435	1,713
Delta Networks, Inc.[3]	7,000,000	1,656
Tessera Technologies, Inc.[1]	100,000	1,634
Venture Corp. Ltd.[3]	258,000	1,411
Simmtech Co., Ltd.[3]	715,000	1,396
Iriso Electronics Co., Ltd.[3]	139,087	1,365
Ono Sokki Co., Ltd.[3]	287,000	1,342
i2 Technologies, Inc.[1]	95,294	1,286
Moneysupermarket.com Group PLC[3]	1,165,000	1,185
Kaboose Inc.[1]	1,500,000	1,130
SEEK Ltd.[3]	63,039	257
Avid Technology, Inc.[1]	4,922	118
KEC Holdings Co. Ltd.[3]	74,999	81
		370,589

CONSUMER DISCRETIONARY — 12.59%
Jumbo SA2,3	3,900,085	63,303
Fourlis[2,3]	2,708,385	51,771
Lions Gate Entertainment Corp.[1]	2,750,000	25,025
Life Time Fitness, Inc.[1]	659,400	20,619
Live Nation, Inc.[1]	1,200,000	19,524
Central European Media Enterprises Ltd., Class A1	225,000	14,715
Schibsted ASA[3]	741,000	13,756
Blue Nile, Inc.[1]	300,400	12,878
Harman International Industries, Inc.	375,000	12,776
Rambler Media Ltd.[1,2,3]	924,894	12,410
Pantaloon Retail (India) Ltd.[3]	2,000,000	11,321
GEOX SpA[3]	1,145,750	11,088
CTC Media, Inc.[1]	600,000	9,000
Rightmove PLC[3]	1,582,552	7,241
Cheil Worldwide Inc.[3]	37,100	6,972
Marvel Entertainment, Inc.[1]	200,000	6,828
American Axle & Manufacturing Holdings, Inc.	1,260,000	6,754
Café de Coral Holdings Ltd.[3]	3,800,000	6,631
Gafisa SA, ordinary nominative	500,000	6,332
Integrated Distribution Services Group Ltd.[3]	4,622,000	6,271
Billabong International Ltd.[3]	380,000	4,158
Raffles Education Corp. Ltd.[3]	8,200,000	4,135
Titan Industries Ltd.[3]	166,700	4,020
Ekornes ASA[3]	293,100	3,948
OSIM International Ltd.[1,2,3]	28,920,000	3,119
Bob Evans Farms, Inc.	100,000	2,729
Timberland Co., Class A1	150,000	2,605
lululemon athletica inc.[1]	110,000	2,533
USS Co., Ltd.[3]	37,800	2,430
Ten Alps PLC[1,3]	2,600,000	1,829
Bloomsbury Publishing PLC[3]	625,000	1,676
Phorm, Inc.[1,3]	125,000	1,582
Next Media Ltd.[3]	6,324,000	1,555
Kuoni Reisen Holding AG, Class B3	3,437	1,327
Amtek Auto Ltd.[3]	360,000	1,292
Beter Bed Holding NV3	82,500	1,131
Gaming VC Holdings SA3	200,000	554
Entertainment Rights PLC[1,3]	8,500,000	407
Mobile Travel Guide, Inc.[1,3,4]	219,739	55
		366,300

MATERIALS — 7.51%
AMG Advanced Metallurgical Group NV1,3	656,000	26,946
KazakhGold Group Ltd. (GDR)[1,3,5]	1,500,000	15,339
KazakhGold Group Ltd. (GDR)[1,3]	164,402	1,681
European Goldfields Ltd.[1,3]	4,691,100	12,985
Central African Mining & Exploration Co. PLC[1,3]	49,705,000	12,334
African Minerals Ltd.[1,2,3]	6,905,000	8,727
African Minerals Ltd.[1,2,3,4]	2,480,000	3,135
Eastern Platinum Ltd.[1]	12,650,000	11,674
Lynas Corp. Ltd.[1,3]	15,117,916	8,694
PBS Coals Ltd.[1,3]	1,077,400	7,711
Major Drilling Group International Inc.[1]	275,000	7,684
Kenmare Resources PLC[1,3]	19,842,759	6,846
Allied Gold Ltd.[1,2,3]	22,715,274	5,782
Allied Gold Ltd. (GBP denominated)[1,2,3]	3,800,000	999
J.K. Cement Ltd.[3]	2,923,000	6,531
Nihon Parkerizing Co., Ltd.[3]	565,000	6,306
FUCHS PETROLUB AG3	91,000	6,297
Prism Cement Ltd.[3]	9,500,000	5,629
Northern Iron Ltd.[1,3]	2,483,549	5,519
Jaguar Mining Inc.[1,4]	952,500	5,319
Gemfields Resources PLC[1,3,4]	8,149,333	3,769
Gemfields Resources PLC[1,3]	2,000,000	925
Rusoro Mining Ltd.[1,4]	6,011,765	3,340
Rusoro Mining Ltd.[1]	1,666,667	926
Coal of Africa Ltd.[1,3]	2,500,000	3,880
Mineral Deposits Ltd.[1,3]	4,731,343	2,621
Mineral Deposits Ltd. (CAD denominated)[1,3]	2,100,000	1,163
Anadolu Cam Sanayii AS1,3	2,972,448	3,744
Intrepid Potash, Inc.[1]	124,200	3,743
Kemira Oyj[3]	291,347	3,435
Mwana Africa PLC[1,3]	11,325,000	3,418
Oxus Gold PLC[1,3]	18,084,300	3,294
Polo Resources Ltd.[1,3]	45,667,500	3,267
Gem Diamonds Ltd.[1,3]	265,000	3,255
Gindalbie Metals Ltd.[1,3]	4,148,774	2,351
Banro Corp.[1]	698,000	1,841
Orsu Metals Corp.[1]	5,882,318	1,662
Mangalam Cement Ltd.[3]	790,000	1,241
Chaarat Gold Holdings Ltd.[1,3,4]	1,710,000	989
Madalena Ventures Inc.[1]	4,058,500	917
Gladstone Pacific Nickel Ltd.[1,3]	1,394,000	868
Hard Creek Nickel Corp.[1,4]	1,997,100	564
Zoloto Resources Ltd.[1]	2,395,200	474
Uruguay Mineral Exploration Inc.[3]	308,100	241
Murchison Metals Ltd.[1,3]	227,027	240
PT Sumalindo Lestari Jaya, Tbk[1,3]	2,967,000	179
		218,485

ENERGY — 6.29%
Oilexco Inc. (GBP denominated)[1,3,4]	1,900,000	18,950
Oilexco Inc. (GBP denominated)[1,3]	1,755,000	17,504
Oilexco Inc.[1,4]	985,000	9,693
Oilexco Inc.[1]	303,900	2,991
OPTI Canada Inc.[1]	2,131,100	22,176
Concho Resources Inc.[1]	649,000	17,919
Heritage Oil Ltd.[1,3]	4,563,000	17,793
First Calgary Petroleums Ltd.[1]	3,655,000	11,634
First Calgary Petroleums Ltd. (GBP denominated)[1,3]	760,000	2,409
Regal Petroleum PLC[1,3]	7,555,500	12,103
Oceaneering International, Inc.[1]	200,000	10,664
Rex Energy Corp.[1]	434,594	6,849
Quicksilver Resources Inc.[1]	335,100	6,578
Serica Energy PLC[1,3]	4,667,000	5,084
Bankers Petroleum Ltd.[1,4]	1,000,000	2,674
Bankers Petroleum Ltd.[1]	695,333	1,860
KNM Group Bhd.[3]	9,000,000	3,343
Timan Oil & Gas PLC[1,3]	5,335,000	2,762
GS Holdings Corp.[3]	92,000	2,375
Southern Pacific Resource Corp.[1,2]	5,950,000	1,681
Coalcorp Mining Inc.[1]	1,285,715	1,671
Leni Gas & Oil PLC[1,3,4]	25,500,000	1,473
White Nile Ltd.[1,3]	4,780,000	1,191
Mart Resources, Inc.[1,4]	7,875,625	890
Sound Oil PLC[1,3]	30,000,000	745
Bordeaux Energy Inc.[1,4]	3,780,000	53
		183,065

FINANCIALS — 5.15%
Dolphin Capital Investors Ltd.[1,3]	9,441,320	13,355
Champion Real Estate Investment Trust[3]	32,000,000	13,174
Hopewell Holdings Ltd.[3]	3,200,000	11,513
Asya Katilim Bankasi AS, Class B1,3	5,774,040	9,075
Daegu Bank, Ltd.[3]	790,000	7,088
Hargreaves Lansdown PLC[3]	2,108,000	6,887
Banco Daycoval SA, preferred nominative	2,085,700	6,455
Central Pattana PCL[3]	11,818,000	5,851
Portfolio Recovery Associates, Inc.[1]	110,700	5,383
Azimut Holding SpA[3]	760,000	5,264
Pusan Bank[3]	575,000	5,227
Dah Sing Financial Holdings Ltd.[3]	1,200,000	5,042
Allco Commercial REIT[3]	13,850,000	4,869
UnionBank of the Philippines[3]	7,758,200	4,335
Airesis SA1,2,3	3,294,151	4,302
Banco Pine SA, preferred nominative	1,200,000	4,067
eHealth, Inc.[1]	230,000	3,680
United Bankshares, Inc.	105,000	3,675
Paraná Banco SA, preferred nominative	1,106,280	3,488
S P Setia Bhd.[3]	3,775,500	3,429
Banco Cruzeiro do Sol SA, preferred nominative	1,377,100	3,184
Islamic Arab Insurance Co. (Salama)[1]	5,250,000	2,716
Gruppo MutuiOnline SpA[3]	475,000	2,556
MGIC Investment Corp.	325,000	2,285
Robinsons Land Corp., Class B3	13,811,700	2,281
Sumitomo Real Estate Sales Co., Ltd.[3]	70,000	1,960
Regent Pacific Group Ltd.[1,3]	48,650,000	1,747
TICON Industrial Connection PCL[3]	4,585,000	1,723
Public Service Properties Investments Ltd.[3]	1,222,000	1,619
Banco ABC Brasil SA, preferred nominative	364,300	1,070
RAB Capital PLC[3]	2,400,000	884
Golden Land Property Development PCL, nonvoting depositary receipt[3]	5,265,943	701
Hung Poo Real Estate Development Corp.[3]	1,020,998	642
Banco Patagonia SA, Class B (BDR)	29,000	270
		149,797

UTILITIES — 3.90%
Xinao Gas Holdings Ltd.[3]	32,539,000	44,101
Manila Electric Co.[3]	21,037,280	27,119
EDF Energies Nouvelles SA3	354,250	17,675
Glow Energy PCL[3]	8,385,000	6,966
Cascal NV	614,900	6,457
Energy Development Corp.[3]	56,950,000	4,878
First Philippine Holdings Corp.[3]	8,150,000	3,481
Ratchaburi Electricity Generating Holding PCL[3]	1,770,700	1,847
Electricity Generating PCL[3]	550,000	1,022
		113,546

CONSUMER STAPLES — 3.40%
Hain Celestial Group, Inc.[1]	525,000	14,453
Andersons, Inc.	400,000	14,088
China Huiyuan Juice Group Ltd.[3]	10,351,000	12,859
Kernel Holding SA1,3	1,555,000	12,399
Lakshmi Energy and Foods Ltd.[1,3]	1,497,000	8,936
PT Indofood Sukses Makmur Tbk[3]	39,533,000	8,195
Chattem, Inc.[1]	90,000	7,036
China Green (Holdings) Ltd.[3]	7,506,000	6,043
Bare Escentuals, Inc.[1]	495,000	5,381
Champagne Indage Ltd.[3]	628,573	4,818
Procter & Gamble Hygiene and Health Care Ltd.[3]	131,502	2,051
Drogasil SA, ordinary nominative	341,900	1,823
Universal Robina Corp.[3]	4,638,400	938
		99,020

TELECOMMUNICATION SERVICES — 0.97%
True Corp. PCL[1,3]	104,000,000	9,585
LG Telecom Ltd.[3]	1,000,000	8,364
tw telecom inc., Class A1	764,100	7,939
StarHub Ltd[3]	1,372,250	2,464
		28,352

MISCELLANEOUS — 4.87%
Other common stocks in initial period of acquisition		141,680

Total common stocks (cost: $2,982,807,000)		2,483,176

Rights & warrants — 0.03%

MATERIALS — 0.03%
Rusoro Mining Ltd., warrants, expire 2012[1,4]	4,500,000	826
Rusoro Mining Ltd., warrants, expire 2011[1,3]	833,334	—
Rusoro Mining Ltd., warrants, expire 2012[1,3,4]	755,882	—
Hard Creek Nickel Corp., warrants, expire 2008[1,3,4]	998,550	12
		838

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[1]	617,500	112

ENERGY — 0.00%
Leni Gas & Oil PLC, warrants, expire 2013[1,3,4]	12,750,000	49

Total rights & warrants (cost: $3,023,000)		999

Convertible securities — 0.35%	Principal amount

ENERGY — 0.35%
First Calgary Petroleums Ltd. 9.00% convertible debenture 2012[3]	$7,000,000	7,987
High Arctic Energy Services Inc. 12.00% convertible debentures 2012[3,4]	C$2,300,000	2,166

Total convertible securities (cost: $9,370,000)		10,153

	Principal amount
Short-term securities — 14.70%	(000)

Federal Home Loan Bank 2.03%–2.35% due 10/3–11/25/2008	$76,552	76,439
Fannie Mae 2.08%–2.45% due 11/14–12/9/2008	67,445	67,244
BASF AG 2.37%–2.82% due 10/2–10/16/2008[5]	32,400	32,377
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	30,000	29,995
Park Avenue Receivables Co., LLC 2.45% due 10/15/2008[5]	500	500
American Honda Finance Corp. 2.22%–2.24% due 11/18–11/24/2008	29,600	29,461
Swedish Export Credit Corp. 2.20%–2.95% due 10/28–12/18/2008	28,600	28,526
Freddie Mac 2.40%–2.55% due 11/26–12/19/2008	21,500	21,390
Novartis Finance Corp. 2.10%–2.14% due 10/24–10/30/2008[5]	16,200	16,175
Wal-Mart Stores Inc. 2.15% due 11/12/2008[5]	16,000	15,959
AT&T Inc. 2.16% due 10/10/2008[5]	14,900	14,891
Enterprise Funding Corp. 4.15% due 10/3/2008[5]	14,000	13,995
Caisse d’Amortissement de la Dette Sociale 2.13% due 11/13/2008	13,100	13,058
United Parcel Service Inc. 2.02% due 11/17/2008[5]	12,700	12,661
U.S. Treasury Bills 1.58% due 10/9/2008	10,780	10,776
Westpac Banking Corp. 2.23% due 10/15/2008[5]	10,000	9,991
BP Capital Markets PLC 2.10% due 11/19/2008[5]	10,000	9,971
Toyota Motor Credit Corp. 2.35% due 10/15/2008	9,800	9,790
Private Export Funding Corp. 2.20% due 12/18/2008[5]	5,100	5,060
KfW 2.15% due 11/6/2008[5]	4,900	4,889
Nestlé Finance International Ltd. 2.15% due 11/13/2008	4,700	4,687

Total short-term securities (cost: $427,860,000)		427,835

Total investment securities (cost: $3,423,060,000)		2,922,163
Other assets less liabilities		(12,087)

Net assets		$2,910,076
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,401,044,000, which represented 48.14% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$18,950	.65%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	9,693	.33
HSW International, Inc.	10/2/2007–12/17/2007	9,076	5,490	.19
Jaguar Mining Inc.	3/22/2006	4,293	5,319	.18
Rusoro Mining Ltd.	2/23/2007–10/29/2007	14,709	3,340	.12
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	826	.03
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	—	.00
Gemfields Resources PLC	11/7/2005–6/6/2008	6,715	3,769	.13
African Minerals Ltd.	12/12/2006	5,606	3,135	.11
Bankers Petroleum Ltd.	3/8/2005	2,479	2,674	.09
High Arctic Energy Services Inc.
12.00% convertible debentures 2012	11/19/2007	2,370	2,166	.08
Leni Gas & Oil PLC	7/28/2008	3,389	1,473	.05
Leni Gas & Oil PLC, warrants, expire 2013	7/28/2008	681	49	.00
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	864	.03
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	174	.01
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	989	.03
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	980	.03
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	890	.03
Hard Creek Nickel Corp.	5/22/2007	3,436	564	.02
Hard Creek Nickel Corp., warrants, expire 2008	5/22/2007	609	12	.00
Mobile Travel Guide, Inc.	12/17/2007	55	55	.00
Bordeaux Energy Inc.	2/6/2007	1,586	53	.00

Total restricted securities		$77,361	$61,465	2.11%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $181,803,000, which represented 6.25% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
GDR = Global Depositary Receipts
GBP = British pounds
CAD/C$ = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5%
or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2008 appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

Jumbo SA	3,436,686	463,399	—	3,900,085	$—	$63,303
Fourlis	2,010,385	698,000	—	2,708,385	1,260	51,771
Volcano Corp.	1,625,000	1,209,878	—	2,834,878	—	49,015
Rambler Media Ltd.	718,400	206,494	—	924,894	—	12,410
Horizon North Logistics Inc.	—	5,700,000	—	5,700,000	—	12,346
African Minerals Ltd.	6,905,000	—	—	6,905,000	—	8,727
African Minerals Ltd.	2,480,000	—	—	2,480,000	—	3,135
Allied Gold Ltd.	19,548,500	3,166,774	—	22,715,274	—	5,782
Allied Gold Ltd. (GBP denominated)	—	3,800,000	—	3,800,000	—	999
S&T Holdings Co. Ltd.	—	580,200	—	580,200	—	6,338
JVM Co., Ltd.	316,500	95,000	—	411,500	—	5,955
Airesis SA*	981,036	2,313,115	—	3,294,151	—	4,302
OSIM International Ltd.	28,920,000	—	—	28,920,000	—	3,119
OSIM International Ltd., rights, expire 2008	—	7,230,000	7,230,000	—	—	—
CallWave, Inc.	1,348,700	—	—	1,348,700	—	2,549
Southern Pacific Resource Corp.	5,950,000	—	—	5,950,000	—	1,681
Ondine Biopharma Corp.	2,620,000	—	—	2,620,000	—	864
Ondine Biopharma Corp. (GBP denominated)	490,000	—	—	490,000	—	174
Ondine Biopharma Corp.	400,000	—	—	400,000	—	132
Akeena Solar, Inc.†	—	1,625,000	1,625,000	—	—	—
Gemfields Resource PLC†	4,816,000	3,333,333	—	8,149,333	—	—
Gemfields Resource PLC†	2,000,000	—	—	2,000,000	—	—
Lonrho PLC†	20,224,000	—	—	20,224,000	—	—
					$1,260	$232,602

*This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007; it was not publicly disclosed.
†	Unaffiliated issuer at 9/30/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$1,093,284
Level 2 — Other significant observable inputs	1,821,665	*
Level 3 — Significant unobservable inputs	7,214
Total	$2,922,163

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$7,795
Net unrealized depreciation	(2,953)
Net transfers into Level 3	2,372
Ending value at 9/30/2008	$7,214

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(2,152)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$271,058
Gross unrealized depreciation on investment securities	(830,970)
Net unrealized depreciation on investment securities	(559,912)
Cost of investment securities for federal income tax purposes	3,482,075

Growth Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 94.77%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.16%
Cisco Systems, Inc.[1]	32,915,000	$742,562
Google Inc., Class A1	1,656,000	663,261
Microsoft Corp.	18,175,000	485,091
Nokia Corp. (ADR)	11,830,000	220,629
Nokia Corp.[2]	6,184,000	115,205
Oracle Corp.[1]	14,927,800	303,184
Yahoo! Inc.[1]	14,365,000	248,515
EMC Corp.[1]	15,750,000	188,370
International Business Machines Corp.	1,600,000	187,136
Samsung Electronics Co., Ltd.[2]	310,000	142,824
Lender Processing Services, Inc.	4,595,000	140,239
Fidelity National Information Services, Inc.	7,190,000	132,727
Trimble Navigation Ltd.[1]	4,500,000	116,370
Applied Materials, Inc.	7,545,000	114,156
Paychex, Inc.	3,445,000	113,788
Apple Inc.[1]	1,000,000	113,660
Red Hat, Inc.[1]	7,045,224	106,172
Maxim Integrated Products, Inc.	5,845,000	105,795
Texas Instruments Inc.	4,830,000	103,845
Linear Technology Corp.	2,895,000	88,761
QUALCOMM Inc.	2,000,000	85,940
Digital River, Inc.[1,3]	2,625,000	85,050
Corning Inc.	5,000,000	78,200
Juniper Networks, Inc.[1]	3,396,000	71,554
KLA-Tencor Corp.	2,165,000	68,522
Heartland Payment Systems, Inc.[3]	2,426,600	62,024
Dell Inc.[1]	3,000,000	49,440
ASML Holding NV2	2,250,000	40,146
Kyocera Corp.[2]	360,000	27,319
Comverse Technology, Inc.[1]	2,827,300	27,057
THQ Inc.[1]	2,005,000	24,140
Hon Hai Precision Industry Co., Ltd.[2]	6,490,087	23,038
Tyco Electronics Ltd.	649,125	17,955
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,390,101	13,025
DataPath, Inc.[1,2,3,4]	2,819,968	5,640
Nortel Networks Corp.[1]	2,319,200	5,195
		5,116,535

ENERGY — 15.37%
Suncor Energy Inc.	10,368,848	429,635
Schlumberger Ltd.	5,486,100	428,409
Canadian Natural Resources, Ltd.	4,625,700	317,992
Devon Energy Corp.	2,478,700	226,057
Tenaris SA (ADR)	5,245,000	195,586
Transocean Inc.[1]	1,714,446	188,315
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	187,227
Murphy Oil Corp.	2,698,800	173,101
EOG Resources, Inc.	1,543,728	138,102
Core Laboratories NV3	1,197,700	121,351
Diamond Offshore Drilling, Inc.	1,170,000	120,580
Peabody Energy Corp.	2,653,000	119,385
Noble Energy, Inc.	1,900,000	105,621
Petro-Canada	3,005,300	100,186
Concho Resources Inc., pipes[1,2,4]	3,321,156	87,204
Pacific Rubiales Energy Corp.[1,3]	11,930,000	75,609
OPTI Canada Inc.[1]	6,359,600	66,177
Arch Coal, Inc.	2,000,000	65,780
Patriot Coal Corp.[1]	2,030,600	58,989
BG Group PLC[2]	3,050,000	55,296
Rosetta Resources Inc.[1,3]	2,980,000	54,713
Denbury Resources Inc.[1]	2,800,000	53,312
Uranium One Inc.[1]	22,100,000	47,867
Exxon Mobil Corp.	550,000	42,713
OAO Gazprom (ADR)[2]	1,300,000	41,776
CNX Gas Corp.[1]	1,500,000	33,585
Newfield Exploration Co.[1]	958,600	30,666
Hess Corp.	324,000	26,594
Apache Corp.	250,000	26,070
Cameco Corp.	1,000,000	22,310
Quicksilver Resources Inc.[1]	1,120,000	21,986
Saipem SpA, Class S2	593,700	17,594
Baker Hughes Inc.	246,548	14,926
Caltex Australia Ltd.[2]	1,484,030	14,752
Energy XXI (Bermuda) Ltd.	2,390,758	7,268
		3,716,734

CONSUMER DISCRETIONARY — 14.45%
Lowe’s Companies, Inc.	17,326,000	410,453
Johnson Controls, Inc.	10,949,100	332,086
Target Corp.	6,490,000	318,334
Best Buy Co., Inc.	7,920,000	297,000
Kohl’s Corp.[1]	5,995,000	276,250
MGM Mirage, Inc.[1]	7,708,633	219,696
Garmin Ltd.[1]	5,270,000	178,864
Liberty Media Corp., Liberty Interactive, Series A1	10,020,000	129,358
Time Warner Inc.	9,393,000	123,142
Shaw Communications Inc., Class B, nonvoting	6,000,000	121,980
News Corp., Class A	9,490,000	113,785
CarMax, Inc.[1]	7,842,500	109,795
Chipotle Mexican Grill, Inc., Class B1,3	1,195,200	55,876
Chipotle Mexican Grill, Inc., Class A1,3	920,000	51,051
Starbucks Corp.[1]	6,993,000	103,986
lululemon athletica inc.[1,3]	4,185,000	96,381
International Game Technology	4,543,505	78,057
Fortune Brands Inc.	1,000,000	57,360
Penn National Gaming, Inc.[1]	2,100,000	55,797
TomTom NV1,2	2,800,000	51,794
Blue Nile, Inc.[1,3]	1,043,000	44,713
NIKE, Inc., Class B	650,000	43,485
Harman International Industries, Inc.	1,245,000	42,417
Weight Watchers International, Inc.	1,062,000	38,869
Magna International Inc., Class A	725,000	37,113
Wyndham Worldwide Corp.	2,210,361	34,725
Toyota Motor Corp.[2]	765,000	32,512
Melco Crown Entertainment Ltd. (ADR)[1]	4,997,000	19,938
Saks Inc.[1]	2,040,000	18,870
		3,493,687

FINANCIALS — 9.37%
Berkshire Hathaway Inc., Class A1	3,711	484,657
Citigroup Inc.	12,750,000	261,503
White Mountains Insurance Group, Ltd.	389,800	183,109
Bank of America Corp.	5,000,000	175,000
Marsh & McLennan Companies, Inc.	4,253,600	135,094
Wells Fargo & Co.	3,172,400	119,060
Onex Corp.	4,600,500	119,009
Zions Bancorporation	2,804,300	108,526
American Express Co.	2,730,000	96,724
JPMorgan Chase & Co.	2,000,000	93,400
PNC Financial Services Group, Inc.	1,227,200	91,672
T. Rowe Price Group, Inc.	1,500,000	80,565
State Street Corp.	1,285,000	73,091
Bank of Ireland[2]	9,096,177	52,262
AMP Ltd.[2]	7,860,210	44,986
M&T Bank Corp.	500,000	44,625
Wachovia Corp.	12,500,000	43,750
National City Corp.[4]	8,750,000	15,312
National City Corp.	8,349,000	14,611
American International Group, Inc.	6,750,000	22,477
PMI Group, Inc.	2,000,000	5,900
Thornburg Mortgage, Inc.[1,4]	565,513	990
		2,266,323

HEALTH CARE — 9.06%
Roche Holding AG2	2,465,000	384,775
Gilead Sciences, Inc.[1]	6,600,000	300,828
Medtronic, Inc.	3,675,000	184,117
Charles River Laboratories International, Inc.[1]	3,135,000	174,087
Stryker Corp.	2,708,437	168,736
Shire Ltd. (ADR)	2,700,000	128,925
Intuitive Surgical, Inc.[1]	500,000	120,490
Hospira, Inc.[1]	2,400,000	91,680
Amgen Inc.[1]	1,525,197	90,398
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	90,000
C. R. Bard, Inc.	800,000	75,896
Covance Inc.[1]	720,000	63,655
Boston Scientific Corp.[1]	3,200,000	39,264
Onyx Pharmaceuticals, Inc.[1]	1,000,000	36,180
Mentor Corp.	1,500,000	35,790
McKesson Corp.	665,000	35,784
Merck & Co., Inc.	1,112,746	35,118
Cardinal Health, Inc.	700,000	34,496
Vertex Pharmaceuticals Inc.[1]	1,000,000	33,240
Schering-Plough Corp.	1,379,900	25,487
Aveta Inc.[1,2,4]	3,918,000	25,075
Allergan, Inc.	320,000	16,480
		2,190,501

INDUSTRIALS — 7.52%
General Electric Co.	8,940,000	227,970
Boeing Co.	3,465,000	198,718
FedEx Corp.	2,080,000	164,403
Iron Mountain Inc.[1]	6,420,000	156,712
Graco Inc.[3]	3,970,647	141,395
Lockheed Martin Corp.	1,150,000	126,121
General Dynamics Corp.	1,300,000	95,706
Caterpillar Inc.	1,600,000	95,360
Roper Industries, Inc.	1,540,000	87,718
KBR, Inc.	5,397,130	82,414
Northrop Grumman Corp.	1,150,000	69,621
Joy Global Inc.	1,400,000	63,196
Allied Waste Industries, Inc.[1]	4,500,000	49,995
MSC Industrial Direct Co., Inc., Class A	1,000,000	46,070
Panalpina Welttransport (Holding) AG2	650,000	43,072
Actuant Corp., Class A	1,300,000	32,812
United Parcel Service, Inc., Class B	500,000	31,445
Kingspan Group PLC[2]	2,800,000	25,633
Tyco International Ltd.	699,125	24,483
Continental Airlines, Inc., Class B1	1,250,000	20,850
Grafton Group PLC, units[1,2]	4,200,000	19,423
Raytheon Co.	246,000	13,163
Mitsubishi Heavy Industries, Ltd.[2]	435,000	1,882
		1,818,162

MATERIALS — 7.44%
Barrick Gold Corp.	10,500,000	385,770
Newmont Mining Corp.	9,305,000	360,662
Potash Corp. of Saskatchewan Inc.	1,800,000	237,618
Freeport-McMoRan Copper & Gold Inc.	3,304,500	187,861
Rio Tinto PLC[2]	2,634,233	164,001
Gold Fields Ltd.[2]	10,000,000	96,781
Newcrest Mining Ltd.[2]	3,707,999	81,397
Syngenta AG2	350,000	74,415
Minerals Technologies Inc.[3]	1,025,000	60,844
USX Corp.	700,000	54,327
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	3,000,000	53,100
CRH PLC[2]	1,793,530	39,004
Georgia Gulf Corp.	1,110,000	2,775
		1,798,555

CONSUMER STAPLES — 5.90%
Philip Morris International Inc.	9,895,000	475,950
Coca-Cola Co.	4,515,000	238,753
Altria Group, Inc.	5,310,000	105,350
Wal-Mart Stores, Inc.	1,500,000	89,835
Bunge Ltd.	1,343,600	84,889
Wm. Wrigley Jr. Co.	1,027,500	81,583
Walgreen Co.	2,520,000	78,019
Constellation Brands, Inc., Class A1	2,624,000	56,311
Cosan Ltd., Class A1	6,153,000	49,101
Bare Escentuals, Inc.[1]	4,270,000	46,415
Diageo PLC[2]	2,650,000	44,886
SYSCO Corp.	1,400,000	43,162
Avon Products, Inc.	775,000	32,217
		1,426,471

TELECOMMUNICATION SERVICES — 1.43%
Qwest Communications International Inc.	35,000,000	113,050
Sprint Nextel Corp., Series 1	15,500,000	94,550
Telefónica, SA2	2,930,000	69,993
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	42,721
KDDI Corp.[2]	4,490	25,173
		345,487

UTILITIES — 0.94%
KGen Power Corp.[1,2,3]	3,166,128	47,492
Dynegy Inc., Class A1	12,800,000	45,824
Reliant Energy, Inc.[1]	5,696,500	41,869
Edison International	1,000,000	39,900
Mirant Corp.[1]	1,450,000	26,521
NRG Energy, Inc.[1]	1,000,000	24,750
		226,356

MISCELLANEOUS — 2.13%
Other common stocks in initial period of acquisition		514,534

Total common stocks (cost: $24,269,733,000)		22,913,345

	Principal amount
Bonds, notes & other debt instruments — 0.11%	(000)

FINANCIALS — 0.11%
Thornburg Mortgage Inc. 18.00% 2015[2,4]	$38,571	26,333

Total bonds, notes & other debt instruments (cost: $33,106,000)		26,333

Short-term securities — 4.68%

U.S. Treasury Bills 1.40%–1.94% due 12/11/2008–8/27/2009	155,000	154,212
Procter & Gamble International Funding S.C.A 2.08%–2.23% due 10/1–11/20/2008[5]	105,800	105,611
Fannie Mae 2.10%–2.45% due 10/3–12/8/2008	92,700	92,592
Johnson & Johnson 2.04%–2.05% due 10/31–12/22/2008[5]	88,100	87,664
Hewlett-Packard Co. 2.18%–2.22% due 10/2–10/17/2008[5]	76,400	76,384
United Parcel Service Inc. 2.01%–2.02% due 11/17–11/20/2008[5]	75,400	75,134
Pfizer Inc. 2.21% due 10/6/2008[5]	75,000	74,967
Freddie Mac 2.09%–2.095% due 11/3/2008	72,000	71,863
Park Avenue Receivables Co., LLC 2.45%–2.60% due 10/8–11/12/2008[5]	38,100	38,001
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	29,000	28,996
Wal-Mart Stores Inc. 2.10% due 12/22/2008[5]	50,000	49,662
Honeywell International Inc. 2.07% due 10/22/2008[5]	45,800	45,724
Merck & Co. Inc. 2.06%–2.20% due 10/17–11/14/2008	44,100	43,985
Walt Disney Co. 2.01% due 11/18/2008	42,600	42,410
Private Export Funding Corp. 2.08% due 11/7/2008[5]	35,000	34,912
Brown-Forman Corp. 2.35% due 10/1/2008[5]	25,000	24,998
Enterprise Funding Corp. 2.52% due 10/2/2008[5]	25,000	24,996
Variable Funding Capital Corp. 2.50% due 10/3/2008[5]	25,000	24,995
John Deere Capital Corp. 2.10% due 10/17/2008[5]	15,000	14,981
Federal Home Loan Bank 2.05%–2.40% due 10/17–11/5/2008	10,435	10,415
Wells Fargo & Co. 2.57% due 10/15/2008	6,200	6,193
PepsiCo Inc. 2.03% due 10/2/2008[5]	4,100	4,100

Total short-term securities (cost: $1,132,884,000)		1,132,795

Total investment securities (cost: $25,435,723,000)		24,072,473
Other assets less liabilities		106,078

Net assets		$24,178,551

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $1,926,087,000, which represented 7.97% of the net assets of the fund.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Concho Resources Inc., pipes	7/21/2008	$100,000	$87,204	.36%
Thornburg Mortgage Inc. 18.00% 2015	3/28/2008	33,106	26,333	.11
Thornburg Mortgage, Inc.	5/6/2008	5,712	990	.01
Aveta Inc.	12/21/2005	52,893	25,075	.10
National City Corp.	4/21/2008	43,750	15,312	.06
DataPath, Inc.	6/23/2006	31,020	5,640	.02

Total restricted securities		$266,481	$160,554	.66%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $711,125,000, which represented 2.94% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5%
or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

Graco Inc.	3,000,000	970,647	—	3,970,647	$1,885	$141,395
Core Laboratories NV	1,197,700	—	—	1,197,700	1,120	121,351
Chipotle Mexican Grill, Inc., Class B	1,195,200	—	—	1,195,200	—	55,876
Chipotle Mexican Grill, Inc., Class A	920,000	—	—	920,000	—	51,051
lululemon athletica inc.	—	4,185,000	—	4,185,000	—	96,381
Digital River, Inc.	2,430,000	195,000	—	2,625,000	—	85,050
Pacific Rubiales Energy Corp.	—	11,930,000	—	11,930,000	—	75,609
Heartland Payment Systems, Inc.	1,400,000	1,026,600	—	2,426,600	540	62,024
Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	154	60,844
Rosetta Resources Inc.	2,980,000	—	—	2,980,000	—	54,713
KGen Power Corp.	3,166,128	—	—	3,166,128	—	47,492
Blue Nile, Inc.	824,000	219,000	—	1,043,000	—	44,713
DataPath, Inc.	2,819,968	—	—	2,819,968	—	5,640
Bare Escentuals, Inc.*	5,850,000	70,000	1,650,000	4,270,000	—	—
Georgia Gulf Corp.*	2,224,000	—	1,114,000	1,110,000	267	—
Red Hat, Inc.*	11,511,000	—	4,465,776	7,045,224	—	—
					$3,966	$902,139
*Unaffiliated issuer at 9/30/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$21,013,591
Level 2 — Other significant observable inputs	3,001,834	*
Level 3 — Significant unobservable inputs	57,048
Total	$24,072,473

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$85,603
Net purchases	38,628
Net unrealized depreciation	(12,125)
Net transfers out of Level 3	(55,058)
Ending value at 9/30/2008	$57,048

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(11,004)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Key to abbreviation

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,134,930
Gross unrealized depreciation on investment securities	(4,525,287)
Net unrealized depreciation on investment securities	(1,390,357)
Cost of investment securities for federal income tax purposes	25,462,830

International Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 87.42%	Shares	Value (000)

FINANCIALS — 15.50%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	$117,572
AXA SA1	3,126,611	102,427
Mitsubishi Estate Co., Ltd.[1]	4,850,000	95,405
HSBC Holdings PLC (Hong Kong)[1]	5,127,200	80,940
HSBC Holdings PLC (United Kingdom)[1]	767,460	12,436
Erste Bank der oesterreichischen Sparkassen AG1	1,748,601	88,067
Banco Santander, SA1	5,700,000	86,223
QBE Insurance Group Ltd.[1]	3,921,273	84,766
UniCredit SpA[1]	21,334,000	78,764
Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	74,939
AMP Ltd.[1]	9,763,796	55,881
BNP Paribas SA1	496,000	47,648
ORIX Corp.[1]	360,000	44,564
Ayala Land, Inc.[1]	182,465,000	36,371
UBS AG1,2	2,002,308	34,661
Globe Trade Center SA1,2	3,575,000	32,856
Credit Suisse Group AG1	680,000	32,419
Sun Hung Kai Properties Ltd.[1]	3,026,000	31,077
Hana Financial Holdings[1]	1,189,432	28,129
Société Générale[1]	238,750	21,657
Shinhan Financial Group Co., Ltd.[1]	460,000	16,594
Standard Chartered PLC[1]	676,841	16,450
Royal Bank of Scotland Group PLC[1]	4,368,777	14,480
Admiral Group PLC[1]	787,000	14,452
Fortis SA/NV1	1,950,000	12,538
Ping An Insurance (Group) Co. of China, Ltd.[1]	1,690,000	9,891
DnB NOR ASA[1]	1,217,800	9,398
Commerzbank AG1	600,000	8,953
Sampo Oyj, Class A1	390,000	8,900
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	8,846
Shui On Land Ltd.[1]	16,000,000	6,629
ICICI Bank Ltd.[1]	559,400	6,578
Orco Property Group SA1	266,356	6,508
Hypo Real Estate Holding AG1	661,900	3,879
Prudential PLC[1]	420,000	3,868
Kerry Properties Ltd.[1]	1,149,680	3,750
United Overseas Bank Ltd.[1]	131,000	1,553
		1,340,069

HEALTH CARE — 15.26%
Bayer AG, non-registered shares[1]	5,025,023	366,530
Roche Holding AG1	1,698,768	265,170
Teva Pharmaceutical Industries Ltd. (ADR)	4,758,510	217,892
Merck KGaA[1]	972,655	104,345
Novartis AG1	1,930,000	101,084
Daiichi Sankyo Co., Ltd.[1]	2,245,700	57,384
Richter Gedeon NYRT[1]	307,000	56,339
Nobel Biocare Holding AG1	937,690	31,480
EGIS NYRT[1]	389,200	25,997
Smith & Nephew PLC[1]	2,393,000	25,238
OJSC Pharmstandard (GDR)[1,2]	1,106,500	19,447
OJSC Pharmstandard (GDR)[1,2,3]	307,300	5,401
UCB SA1	470,000	16,697
Straumann Holding AG1	55,000	15,119
Shionogi & Co., Ltd.[1]	550,000	11,140
		1,319,263

TELECOMMUNICATION SERVICES — 9.66%
MTN Group Ltd.[1]	14,702,800	208,450
América Móvil, SAB de CV, Series L (ADR)	2,911,500	134,977
Singapore Telecommunications Ltd.[1]	45,300,330	103,783
France Télécom SA1	2,925,000	81,854
Philippine Long Distance Telephone Co.[1]	809,800	45,708
Philippine Long Distance Telephone Co. (ADR)	340,000	19,156
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	77,865,500	58,568
Bharti Airtel Ltd.[1,2]	2,493,900	42,416
Telenor ASA[1]	3,388,224	41,619
Koninklijke KPN NV1	2,482,300	35,753
Orascom Telecom Holding SAE (GDR)[1]	462,982	16,502
Vodafone Group PLC[1]	6,011,250	13,288
KDDI Corp.[1]	2,130	11,942
Joint-Stock Financial Corp. Sistema (GDR)[1]	642,000	10,779
Telekom Austria AG, non-registered shares[1]	583,453	10,275
Bayan Telecommunications, Inc., Class A1,2,4	43,010	0
Bayan Telecommunications, Inc., Class B1,2,4	14,199	0
		835,070

ENERGY — 8.04%
OAO Gazprom (ADR)[1]	10,013,300	321,784
Aker Solutions ASA[1]	4,495,000	71,978
Reliance Industries Ltd.[1]	1,221,000	51,599
Canadian Natural Resources, Ltd.	740,000	50,871
Sasol Ltd.[1]	1,165,820	49,580
Eni SpA[1]	1,725,000	45,499
Oil & Natural Gas Corp. Ltd.[1]	1,743,000	39,064
Royal Dutch Shell PLC, Class B1	782,719	22,218
Royal Dutch Shell PLC, Class A1	522,000	15,109
TOTAL SA1	282,800	17,050
StatoilHydro ASA[1]	431,100	10,268
		695,020

CONSUMER DISCRETIONARY — 7.95%
Industria de Diseno Textil, SA1	3,876,832	165,266
Burberry Group PLC[1]	11,521,100	80,783
Esprit Holdings Ltd.[1]	11,505,900	70,707
Marks and Spencer Group PLC[1]	14,618,000	52,914
China Dongxiang (Group) Co., Ltd.[1]	143,534,000	41,540
Techtronic Industries Co. Ltd.[1]	39,690,000	36,511
Fiat SpA[1]	2,735,000	36,442
Renault SA1	552,000	35,644
JCDecaux SA1	1,081,776	23,930
Kingfisher PLC[1]	9,530,000	22,611
AB Electrolux, Series B1	1,750,000	20,685
Honda Motor Co., Ltd.[1]	691,000	20,543
Kesa Electricals PLC[1]	9,575,630	19,170
William Hill PLC[1]	3,802,965	16,052
Carnival PLC[1]	485,000	14,545
OPAP (Greek Organization of Football Prognostics) SA1	429,330	13,132
British Sky Broadcasting Group PLC[1]	972,500	7,236
Multi Screen Media Private Ltd.[1,2,4]	82,217	7,161
Li & Fung Ltd.[1]	1,152,000	2,814
		687,686

INDUSTRIALS — 7.21%
Siemens AG1	1,411,000	132,334
Samsung Engineering Co., Ltd.[1]	1,455,000	90,900
SMC Corp.[1]	816,100	85,465
Ryanair Holdings PLC (ADR)[2]	3,311,400	74,275
Sandvik AB1	4,875,000	51,629
Schneider Electric SA1	540,000	46,807
Wolseley PLC[1]	5,953,000	45,364
Kingspan Group PLC[1]	4,133,000	37,836
Vallourec SA1	150,000	32,601
FANUC LTD[1]	130,100	9,823
AB Volvo, Class B1	965,000	8,744
Mitsui & Co., Ltd.[1]	404,000	4,997
SUEZ Environnement Co.[1,2]	90,250	2,248
Fraport AG1	10,000	598
		623,621

INFORMATION TECHNOLOGY — 6.07%
Murata Manufacturing Co., Ltd.[1]	1,737,500	69,786
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,583,065	45,247
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,898,236	17,786
HTC Corp.[1]	4,192,500	59,842
Lite-On Technology Corp.[1]	53,742,375	46,152
Canon, Inc.[1]	1,053,100	39,411
Delta Electronics, Inc.[1]	14,726,458	38,146
Mediatek Incorporation[1]	3,490,317	36,364
Redecard SA, ordinary nominative	2,605,000	34,058
HOYA CORP.[1]	1,533,600	30,412
Rohm Co., Ltd.[1]	456,100	25,058
Hirose Electric Co., Ltd.[1]	217,300	20,768
Hynix Semiconductor Inc.[1,2]	1,005,000	16,832
Hon Hai Precision Industry Co., Ltd.[1]	4,475,492	15,887
Keyence Corp.[1]	50,000	9,955
Toshiba Corp.[1]	2,280,000	9,856
Samsung Electronics Co., Ltd.[1]	19,000	8,754
		524,314

MATERIALS — 5.40%
JSC Uralkali (GDR)[1]	2,520,760	79,185
JSC Uralkali (GDR)[1,3]	521,427	16,380
CRH PLC[1]	3,137,422	68,230
Linde AG1	552,500	59,209
JSR Corp.[1]	4,100,600	53,934
ArcelorMittal[1]	1,065,000	53,233
POSCO[1]	136,900	50,630
Nitto Denko Corp.[1]	1,541,732	39,190
L’Air Liquide SA, non-registered shares[1]	174,240	19,158
Teck Cominco Ltd., Class B	490,000	13,945
Sumitomo Chemical Co., Ltd.[1]	3,100,000	13,523
		466,617

CONSUMER STAPLES — 4.57%
L’Oréal SA1	1,609,500	158,824
Nestlé SA1	2,245,800	97,265
Shinsegae Co., Ltd.[1]	86,000	40,569
Groupe Danone SA1	424,800	30,080
InBev[1]	420,222	24,788
Tesco PLC[1]	2,263,260	15,749
Koninklijke Ahold NV1	1,308,000	15,082
SABMiller PLC[1]	507,000	9,909
ITC Ltd.[1]	599,057	2,411
Wal-Mart de México, SAB de CV, Series V	100,240	343
		395,020

UTILITIES — 3.38%
E.ON AG1	3,105,300	157,151
Veolia Environnement[1]	1,622,025	66,842
GDF Suez[1]	714,589	37,365
RWE AG1	215,000	20,657
Iberdrola Renovables, SA Unipersonal[1,2]	2,275,000	9,895
		291,910

MISCELLANEOUS — 4.38%
Other common stocks in initial period of acquisition		378,374

Total common stocks (cost: $8,530,376,000)		7,556,964

	Principal amount
Short-term securities — 12.18%	(000)

Federal Home Loan Bank 2.05%–2.40% due 10/6–10/29/2008	$115,600	115,489
Fannie Mae 2.15%–2.44% due 10/20–10/22/2008	84,400	84,294
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[3]	54,900	54,892
JPMorgan Chase & Co. 2.22% due 10/10/2008	26,300	26,284
Novartis Finance Corp. 2.10%–2.19% due 10/10–11/3/2008[3]	80,000	79,890
Swedish Export Credit Corp. 2.72%–2.92% due 10/22–10/28/2008	77,300	77,155
Freddie Mac 2.20%–2.65% due 10/14–12/2/2008	70,400	70,326
Procter & Gamble International Funding S.C.A. 2.07%–2.14% due 11/13–11/14/2008[3]	58,700	58,508
United Parcel Service Inc. 2.04% due 10/31/2008[3]	50,000	49,912
Eksportfinans ASA 2.30%–2.35% due 10/24–12/11/2008[3]	50,000	49,762
American Honda Finance Corp. 2.20% due 10/23–12/5/2008	42,600	42,418
Stadshypotek Delaware Inc. 2.60% due 10/7/2008[3]	39,800	39,779
U.S. Treasury Bills 1.53%–1.68% due 10/2–12/4/2008	36,100	36,061
Electricité de France 2.25% due 10/17/2008[3]	34,200	34,164
Edison Asset Securitization LLC 2.30% due 10/27/2008[3]	28,300	28,251
Old Line Funding, LLC 2.68% due 10/3/2008[3]	26,865	26,859
BMW U.S. Capital LLC 2.04% due 10/8/2008[3]	25,000	24,989
Toronto-Dominion Holdings USA Inc. 2.295% due 10/9/2008[3]	25,000	24,986
BASF AG 2.82% due 10/15/2008[3]	25,000	24,971
Caterpillar Financial Services Corp. 2.08% due 11/3/2008	25,000	24,951
Eaton Corp. 2.30% due 11/4/2008[3]	18,500	18,451
AT&T Inc. 2.20% due 10/17/2008[3]	15,000	14,984
Private Export Funding Corp. 2.38% due 12/16/2008[3]	14,200	14,093
Toyota Motor Credit Corp. 2.35% due 10/15/2008	12,100	12,088
Coca-Cola Co. 2.08% due 10/21/2008[3]	7,400	7,391
IBM International Group Capital LLC 2.54% due 10/8/2008[3]	7,000	6,996
Bank of America Corp. 2.38% due 10/2/2008	4,900	4,899

Total short-term securities (cost: $1,053,013,000)		1,052,843

Total investment securities (cost: $9,583,389,000)		8,609,807
Other assets less liabilities		34,445

Net assets		$8,644,252
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $6,840,363,000, which represented 79.13% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $580,659,000, which represented 6.72% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$7,161	.08%
Bayan Telecommunications, Inc., Class A	2/11/1998–8/31/1998	104	0	.00
Bayan Telecommunications, Inc., Class B	2/11/1998–8/31/1998	34	0	.00

Total restricted securities		$32,657	$7,161	.08%

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$716,601
Level 2 — Other significant observable inputs	7,886,045	*
Level 3 — Significant unobservable inputs	7,161
Total	$8,609,807

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$8,540
Net unrealized depreciation	(1,379)
Ending value at 9/30/2008	$7,161

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(1,379)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$774,469
Gross unrealized depreciation on investment securities	(1,754,426)
Net unrealized depreciation on investment securities	(979,957)
Cost of investment securities for federal income tax purposes	9,589,764

New World Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 73.10%	Shares	Value (000)

CONSUMER STAPLES — 11.55%
Tesco PLC[1]	3,683,418	$25,631
IOI Corp. Bhd.[1]	12,003,250	14,778
Nestlé SA1	315,000	13,643
Fomento Económico Mexicano, SAB de CV (ADR)	329,700	12,575
Coca-Cola Co.	232,000	12,268
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	278,000	9,525
Wal-Mart de México, SAB de CV, Series V	705,000	2,415
InBev[1]	160,000	9,438
Beiersdorf AG1	143,500	9,178
SABMiller PLC[1]	469,000	9,167
Avon Products, Inc.	210,200	8,738
Migros Türk TAS[1]	429,926	7,382
Grupo Nacional de Chocolates SA	935,000	6,679
China Yurun Food Group Ltd.[1]	5,019,000	6,487
X5 Retail Group NV (GDR)[1,2,3]	281,776	6,162
X5 Retail Group NV (GDR)[1,3]	14,200	311
PepsiCo, Inc.	90,000	6,414
Olam International Ltd.[1]	3,752,100	4,818
Unilever NV, depository receipts[1]	154,500	4,362
Procter & Gamble Co.	55,000	3,833
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	3,277
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	546
Alliance Global Group, Inc.[1,3]	51,158,000	3,805
Groupe Danone SA1	50,000	3,540
Diageo PLC[1]	190,000	3,218
Poslovni sistem Mercator, dd1	11,274	3,177
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,062
Cosan Ltd., Class A3	155,000	1,237
		194,666

FINANCIALS — 11.12%
PT Bank Rakyat Indonesia (Persero) Tbk[1]	38,261,150	21,643
Amil Participações SA, ordinary nominative	3,522,410	20,749
FirstRand Ltd.[1]	9,926,500	20,388
Banco Santander, SA1	1,047,000	15,838
Housing Development Finance Corp. Ltd.[1]	213,600	9,973
National Bank of Greece SA1	212,798	8,741
Bank Muscat (SAOG) (GDR)[1]	746,837	8,215
Unibanco-União de Bancos Brasileiros SA, units (GDR)	75,000	7,569
Asya Katilim Bankasi AS, Class B1,3	4,800,000	7,544
Industrial and Commercial Bank of China Ltd., Class H1	10,550,000	6,286
Itaúsa — Investimentos Itaú SA, preferred nominative	1,212,383	6,065
Bancolombia SA (ADR)	210,000	5,975
Grupo Financiero Banorte, SAB de CV, Series O	1,629,366	5,183
Public Bank Bhd.[1]	1,500,000	4,368
Türkiye Is Bankasi AS, Class C1	1,050,000	4,365
Bank Pekao SA1	60,000	4,338
Banco Bilbao Vizcaya Argentaria, SA1	256,000	4,147
Banco Itaú Holding Financeira SA, preferred nominative	234,500	3,931
Bumiputra-Commerce Holdings Bhd.[1]	1,500,000	3,371
Kotak Mahindra Bank Ltd.[1]	259,943	3,157
Erste Bank der oesterreichischen Sparkassen AG1	58,424	2,943
Bank Hapoalim BM1	830,000	2,647
Bank of the Philippine Islands[1]	2,656,246	2,601
Piraeus Bank SA1	107,403	2,254
Türkiye Garanti Bankasi AS1,3	770,000	1,828
Krung Thai Bank PCL[1]	5,366,900	972
Citigroup Inc.	42,000	861
Megaworld Corp.[1]	26,400,000	822
ICICI Bank Ltd.[1]	43,100	507
JSC Sistema-Hals (GDR)[1,3]	225,875	232
JSC Sistema-Hals (GDR)[1,2,3]	63,253	65
China Construction Bank Corp., Class H1	500	—
		187,578

INDUSTRIALS — 8.42%
Murray & Roberts Holdings Ltd.[1]	1,942,000	23,745
Enka Insaat ve Sanayi AS1	1,936,666	13,136
Schneider Electric SA1	142,050	12,313
STRABAG SE1	185,000	8,214
Siemens AG1	83,100	7,794
Boart Longyear Ltd.[1]	8,450,000	7,703
Wienerberger AG1	259,000	7,035
Container Corp. of India Ltd.[1]	379,800	6,763
ABB Ltd[1,3]	352,000	6,762
United Technologies Corp.	100,000	6,006
Caterpillar Inc.	93,500	5,573
FedEx Corp.	50,000	3,952
Gamuda Bhd.[1]	5,560,700	3,463
IJM Corp. Bhd.[1,3]	2,503,800	3,434
General Electric Co.	125,000	3,187
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	2,836
Bidvest Group Ltd.[1,3]	220,905	2,834
Suzlon Energy Ltd.[1]	800,000	2,645
IVRCL Infrastructures & Projects Ltd.[1]	450,000	2,293
KBR, Inc.	124,900	1,907
Hyundai Engineering & Construction Co., Ltd.[1]	30,000	1,819
Italian-Thai Development PCL[1]	15,221,100	1,735
GS Engineering & Construction Corp.[1]	20,700	1,689
Daelim Industrial Co., Ltd.[1]	21,484	1,343
SM Investments Corp.[1]	242,000	1,343
Koc Holding AS, Class B1,3	372,996	1,138
Doosan Infracore Co., Ltd.[1]	40,070	662
Doosan Heavy Industries and Construction Co., Ltd.[1]	8,070	602
		141,926

CONSUMER DISCRETIONARY — 8.20%
Toyota Motor Corp.[1]	521,100	22,146
Honda Motor Co., Ltd.[1]	485,000	14,419
Kuoni Reisen Holding AG, Class B1	31,150	12,029
McDonald’s Corp.	175,000	10,798
Nitori Co., Ltd.[1]	138,000	8,113
WABCO Holdings Inc.	215,000	7,641
Desarrolladora Homex, SA de CV (ADR)[3]	160,000	7,075
Nokian Renkaat Oyj[1]	247,500	6,011
Yue Yuen Industrial (Holdings) Ltd.[1]	2,160,000	5,899
Central European Media Enterprises Ltd., Class A3	75,000	4,905
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	4,702
Truworths International Ltd.[1]	1,282,000	4,663
Swatch Group Ltd[1]	80,000	2,648
Swatch Group Ltd, non-registered shares[1]	10,450	1,937
GOME Electrical Appliances Holding Ltd.[1]	14,260,000	4,164
Gafisa SA, ordinary nominative	300,000	3,799
TVN SA1	500,000	3,757
Melco Crown Entertainment Ltd. (ADR)[3]	760,000	3,032
Keihin Corp.[1]	240,000	2,820
Li & Fung Ltd.[1]	886,600	2,166
Las Vegas Sands Corp.[3]	40,000	1,444
Brascan Residential Properties SA, ordinary nominative	591,800	1,368
C C Land Holdings Ltd.[1]	5,669,000	1,218
Stockmann Oyj, Class B1	48,000	1,138
Arcelik AS1	147,500	413
		138,305

TELECOMMUNICATION SERVICES — 6.94%
Telekomunikacja Polska SA1	2,322,200	22,192
Vodafone Group PLC[1]	8,465,000	18,712
Cellcom Israel Ltd.	498,500	14,985
América Móvil, SAB de CV, Series L (ADR)	310,000	14,372
Partner Communications Co. Ltd.[1]	721,500	13,783
Partner Communications Co. Ltd. (ADR)	10,000	184
Telefónica, SA1	497,000	11,872
China Unicom Ltd.[1]	5,038,000	7,629
TIM Participações SA, ordinary nominative[3]	825,000	3,035
TIM Participações SA, preferred nominative (ADR)	80,000	1,669
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,092
Telekom Austria AG, non-registered shares[1]	220,000	3,874
HT — Hrvatske telekomunikacije dd (GDR)[1,2]	13,471	667
		117,066

ENERGY — 6.92%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	495,200	21,764
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	7,933
OAO Gazprom (ADR)[1]	467,500	15,023
Saipem SpA, Class S1	466,000	13,810
Tenaris SA (ADR)	238,000	8,875
Cairn India Ltd.[1,3]	1,507,000	6,855
OAO TMK (GDR)[1,2]	142,826	3,574
OAO TMK (GDR)[1]	127,000	3,178
TOTAL SA1	60,000	3,617
TOTAL SA (ADR)	32,500	1,972
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	254,800	3,982
Eurasia Drilling Co. Ltd. (GDR)[1,3]	49,500	774
Oil and Gas Development Co. Ltd.[1]	4,530,000	4,393
Noble Energy, Inc.	70,000	3,891
Chevron Corp.	45,000	3,712
Reliance Industries Ltd.[1]	80,000	3,381
Nexen Inc.	127,767	2,972
Oil & Natural Gas Corp. Ltd.[1]	97,000	2,174
Cameco Corp.	100,000	2,172
Smith International, Inc.	25,000	1,466
Sterling Energy PLC[1,3]	19,010,000	1,198
		116,716

INFORMATION TECHNOLOGY — 6.07%
Nokia Corp. (ADR)	618,700	11,539
Nokia Corp.[1]	598,600	11,152
HTC Corp.[1]	1,027,000	14,659
Google Inc., Class A3	35,000	14,018
Samsung Electronics Co., Ltd.[1]	27,100	12,485
Agilent Technologies, Inc.[3]	245,000	7,267
Yahoo! Inc.[3]	370,000	6,401
Kingboard Chemical Holdings Ltd.[1]	1,859,000	6,300
Cisco Systems, Inc.[3]	251,300	5,669
HOYA CORP.[1]	234,400	4,648
Hon Hai Precision Industry Co., Ltd.[1]	856,501	3,040
NetEase.com, Inc. (ADR)[3]	120,000	2,736
Venture Corp. Ltd.[1]	440,000	2,406
Kingboard Laminates Holdings Ltd.[1]	84,500	37
		102,357

MATERIALS — 4.86%
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	12,636
Israel Chemicals Ltd.[1]	635,000	9,640
Anglo American PLC[1]	241,850	8,219
First Quantum Minerals Ltd.	198,000	7,458
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	4,332
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	130,000	2,301
BHP Billiton PLC[1]	262,664	5,945
Sigma-Aldrich Corp.	110,000	5,766
Freeport-McMoRan Copper & Gold Inc.	97,500	5,543
PT Semen Gresik[1]	10,500,000	3,777
Mondi PLC[1]	650,450	3,036
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	2,863
Holcim Ltd.[1]	31,500	2,308
Aquarius Platinum Ltd.[1]	425,000	1,985
Harmony Gold Mining Co. Ltd.[1,3]	200,000	1,957
JSC Uralkali (GDR)[1]	38,057	1,196
JSC Uralkali (GDR)[1,2]	15,000	471
ACC Ltd.[1]	105,000	1,395
AngloGold Ashanti Ltd.[1]	49,500	1,142
Mondi Ltd.[1]	3,500	19
		81,989

HEALTH CARE — 3.22%
Novo Nordisk A/S, Class B1	350,320	17,937
Krka, dd, Novo mesto[1]	168,640	17,705
Cochlear Ltd.[1]	213,000	10,172
Teva Pharmaceutical Industries Ltd. (ADR)	155,000	7,098
Richter Gedeon NYRT[1]	7,400	1,358
		54,270

UTILITIES — 1.80%
China Resources Power Holdings Co. Ltd.[1]	5,424,000	11,743
CLP Holdings Ltd.[1]	887,000	7,165
Cheung Kong Infrastructure Holdings Ltd.[1]	1,245,000	5,825
NTPC Ltd.[1]	910,000	3,390
Veolia Environnement[1]	55,125	2,272
		30,395

MISCELLANEOUS — 4.00%
Other common stocks in initial period of acquisition		67,503

Total common stocks (cost: $1,264,909,000)		1,232,771

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		16

Total rights & warrants (cost: $26,000)		16

	Principal amount
Bonds, notes & other debt instruments — 9.09%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.44%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,415
Brazilian Treasury Bill 6.00% 2010[1,4]	BRL6,944	3,452
Brazilian Treasury Bill 6.00% 2011[1,4]	881	429
Brazil (Federal Republic of) 10.00% 2014[1]	7,600	3,389
Brazilian Treasury Bill 6.00% 2015[1,4]	4,145	1,887
Brazil (Federal Republic of) Global 12.50% 2016	1,500	822
Brazil (Federal Republic of) Global 6.00% 2017	$1,800	1,742
Brazil (Federal Republic of) 10.00% 2017[1]	BRL8,500	3,593
Brazil (Federal Republic of) Global 8.00% 2018[5]	$3,334	3,584
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,175
Brazil (Federal Republic of) Global 12.50% 2022	BRL1,750	947
Brazil (Federal Republic of) Global 8.875% 2024	$100	120
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,877
Brazil (Federal Republic of) Global 7.125% 2037	400	412
Brazil (Federal Republic of) Global 11.00% 2040	4,375	5,496
Brazilian Treasury Bill 6.00% 2045[1,4]	BRL3,454	1,490
United Mexican States Government Global 3.488% 2009[6]	$1,250	1,250
United Mexican States Government Global 10.375% 2009	397	406
United Mexican States Government Global 9.875% 2010	4,125	4,455
United Mexican States Government 9.00% 2012	MXN100	934
United Mexican States Government Global 6.375% 2013	$3,875	3,993
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	688
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,449
United Mexican States Government, Series M10, 8.00% 2015	30,000	2,673
United Mexican States Government Global 5.625% 2017	$2,000	1,958
United Mexican States Government, Series M20, 10.00% 2024	MXN20,000	2,073
United Mexican States Government Global 7.50% 2033	$350	383
United Mexican States Government Global 6.05% 2040	780	703
Turkey (Republic of) 14.00% 2011	TRY7,400	5,281
Turkey (Republic of) 10.00% 2012[1,4]	3,454	2,543
Turkey (Republic of) 16.00% 2012	2,500	1,837
Turkey (Republic of) 16.00% 2013	1,350	968
Turkey (Republic of) 7.25% 2015	$1,700	1,696
Turkey (Republic of) 7.00% 2016	2,800	2,807
Turkey (Republic of) 6.75% 2018	2,500	2,363
Turkey (Republic of) 7.00% 2019	1,000	953
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	2,789
Colombia (Republic of) Global 10.00% 2012	$3,300	3,680
Colombia (Republic of) Global 10.75% 2013	1,360	1,600
Colombia (Republic of) Global 8.25% 2014	400	436
Colombia (Republic of) Global 12.00% 2015	COP3,380,000	1,626
Colombia (Republic of) Global 7.375% 2017	$2,800	2,940
Colombia (Republic of) Global 11.75% 2020	315	437
Colombia (Republic of) Global 8.125% 2024	500	550
Colombia (Republic of) Global 9.85% 2027	COP870,000	368
Colombia (Republic of) Global 7.375% 2037	$2,499	2,508
Russian Federation 8.25% 2010[6]	2,400	2,486
Russian Federation 8.25% 2010[2,6]	189	195
Russian Federation 7.50% 2030[5]	4,802	4,862
Russian Federation 7.50% 2030[2,5]	3,338	3,380
Philippines (Republic of) 8.375% 2009	1,665	1,702
Philippines (Republic of) 8.25% 2014	1,000	1,080
Philippines (Republic of) 9.875% 2019	2,200	2,703
Philippines (Republic of) 7.75% 2031	2,735	2,885
Peru (Republic of) 8.375% 2016	4,953	5,300
Peru (Republic of) 7.35% 2025[1]	500	513
Peru (Republic of) 6.55% 2037[5]	782	721
Argentina (Republic of) 1.564% 2012[1,5,6]	4,000	1,439
Argentina (Republic of) 5.83% 2033[1,4,5,7]	ARS16,936	2,947
Argentina (Republic of) GDP-Linked 2035	43,865	1,183
Argentina (Republic of) GDP-Linked 2035	$3,600	292
Argentina (Republic of) 0.63% 2038[1,4,5]	ARS6,612	401
Panama (Republic of) Global 7.25% 2015	$775	808
Panama (Republic of) Global 7.125% 2026	890	917
Panama (Republic of) Global 8.875% 2027[1]	300	358
Panama (Republic of) Global 9.375% 2029	1,148	1,429
Panama (Republic of) Global 6.70% 2036[6]	1,824	1,733
Malaysian Government 3.756% 2011	MYR6,300	1,823
Malaysian Government 3.833% 2011	3,700	1,071
Malaysian Government 3.814% 2017	2,800	770
Malaysian Government 4.24% 2018	2,700	766
Polish Government 5.00% 2013	PLN3,600	1,430
Polish Government 5.25% 2013	4,550	1,834
Polish Government 5.25% 2017	1,200	477
Polish Government 5.75% 2022	1,000	415
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP3,425	582
Egypt (Arab Republic of) 9.10% 2010	1,000	179
Egypt (Arab Republic of) 9.35% 2010	1,435	258
Egypt (Arab Republic of) 8.60% 2011	4,560	790
Egypt (Arab Republic of) 8.75% 2012	5,000	795
Egypt (Arab Republic of) 11.625% 2014	2,679	490
Dominican Republic 9.50% 2011[6]	$231	227
Dominican Republic 9.04% 2018[1,6]	437	411
Dominican Republic 8.625% 2027[2,5]	2,150	1,881
Ukraine Government 6.75% 2017	600	425
South Africa (Republic of) 6.50% 2014	150	147
Czech Republic 3.70% 2013	CZK1,900	108
		142,390

ENERGY — 0.24%
Gaz Capital SA, Series 9, 6.51% 2022	$1,500	1,084
Gaz Capital SA 6.51% 2022[2]	600	434
Gaz Capital SA 7.288% 2037	1,200	858
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,657
		4,033

MATERIALS — 0.18%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	959
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	390
C10 Capital (SPV) Ltd. 6.722% (undated)[2,6]	1,000	929
Vale Overseas Ltd. 6.25% 2017	800	751
		3,029

UTILITIES — 0.13%
AES Panamá, SA 6.35% 2016[2]	1,100	1,053
Enersis SA 7.375% 2014	650	657
AES Gener SA 7.50% 2014	400	423
		2,133

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	850	748

FINANCIALS — 0.04%
Kazkommerts International BV 8.00% 2015	1,000	605

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	410

Total bonds, notes & other debt instruments (cost: $156,339,000)		153,348

Short-term securities — 16.71%

Federal Home Loan Bank 2.05%–2.40% due 10/17–10/28/2008	61,900	61,822
Freddie Mac 2.20%–2.50% due 10/14–12/9/2008	41,900	41,835
Shell International Finance BV 2.08%–2.20% due 10/7–11/5/2008[2]	35,000	34,968
Caterpillar Financial Services Corp. 2.50% due 10/1/2008	28,500	28,498
American Honda Finance Corp. 2.22%–2.23% due 10/16–11/18/2008	20,400	20,358
Bank of Nova Scotia 2.59% due 10/23/2008	20,300	20,265
ING (U.S.) Funding LLC 2.57% due 10/1/2008	17,000	16,999
Novartis Finance Corp. 2.19% due 10/14/2008[2]	14,100	14,088
Procter & Gamble International Funding S.C.A. 2.12% due 11/5/2008[2]	14,000	13,962
Barton Capital LLC 2.65% due 10/1/2008[2]	10,000	9,999
Swedish Export Credit Corp. 1.95% due 10/17/2008	10,000	9,991
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[2]	9,000	8,999

Total short-term securities (cost: $281,804,000)		281,784

Total investment securities (cost: $1,703,078,000)		1,667,919
Other assets less liabilities		18,588

Net assets		$1,686,507

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $875,800,000, which represented 51.93% of the net assets of the fund.

[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $105,557,000, which represented 6.26% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
MXN = Mexican pesos
MYR = Malaysian ringgit
PLN = Polish zloty
TRY = New Turkish lira

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$379,841
Level 2 — Other significant observable inputs	1,283,685	*
Level 3 — Significant unobservable inputs	4,393
Total	$1,667,919

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$—
Net transfers into Level 3	4,393
Ending value at 9/30/2008	$4,393

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$217,753
Gross unrealized depreciation on investment securities	(261,659)
Net unrealized depreciation on investment securities	(43,906)
Cost of investment securities for federal income tax purposes	1,711,825

Blue Chip Income and Growth Fund
Investment portfolio

September 30, 2008
                           unaudited

Common stocks — 92.20%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.48%
Hewlett-Packard Co.	3,800,000	$175,712
Microsoft Corp.	5,549,571	148,118
International Business Machines Corp.	830,000	97,077
Oracle Corp.[1]	3,350,000	68,039
Nokia Corp. (ADR)	3,300,000	61,545
Intel Corp.	2,200,000	41,206
Texas Instruments Inc.	1,900,000	40,850
Cisco Systems, Inc.[1]	1,650,000	37,224
Yahoo! Inc.[1]	1,989,600	34,420
Linear Technology Corp.	550,000	16,863
SAP AG (ADR)	305,000	16,296
Automatic Data Processing, Inc.	250,000	10,688
KLA-Tencor Corp.	280,000	8,862
Maxim Integrated Products, Inc.	400,000	7,240
Tyco Electronics Ltd.	175,000	4,840
		768,980

HEALTH CARE — 15.95%
Aetna Inc.	2,500,000	90,275
Merck & Co., Inc.	2,715,000	85,685
Amgen Inc.[1]	975,000	57,788
Abbott Laboratories	1,000,000	57,580
Eli Lilly and Co.	1,125,000	49,534
UnitedHealth Group Inc.	1,900,000	48,241
AstraZeneca PLC (ADR)	975,000	42,783
Cardinal Health, Inc.	830,000	40,902
Pfizer Inc	1,900,000	35,036
Bristol-Myers Squibb Co.	1,125,000	23,456
Medtronic, Inc.	450,000	22,545
Covidien Ltd.	175,000	9,408
Schering-Plough Corp.	420,000	7,757
		570,990

INDUSTRIALS — 13.04%
General Electric Co.	5,600,000	142,800
United Parcel Service, Inc., Class B	750,000	47,167
United Technologies Corp.	760,000	45,646
Norfolk Southern Corp.	592,800	39,249
Illinois Tool Works Inc.	650,000	28,892
Rockwell Automation	600,000	22,404
Emerson Electric Co.	500,000	20,395
Ingersoll-Rand Co. Ltd., Class A	600,000	18,702
Eaton Corp.	300,000	16,854
Waste Management, Inc.	500,000	15,745
Avery Dennison Corp.	350,000	15,568
Burlington Northern Santa Fe Corp.	160,000	14,789
Southwest Airlines Co.	1,000,000	14,510
Pitney Bowes Inc.	300,000	9,978
Union Pacific Corp.	115,000	8,183
Tyco International Ltd.	175,000	6,129
		467,011

FINANCIALS — 10.88%
Citigroup Inc.	6,810,000	139,673
Bank of America Corp.	2,500,000	87,500
JPMorgan Chase & Co.	1,435,000	67,015
Capital One Financial Corp.	900,000	45,900
HSBC Holdings PLC (ADR)	225,000	18,187
Bank of New York Mellon Corp.	460,000	14,987
XL Capital Ltd., Class A	530,000	9,508
National City Corp.[2]	1,046,500	1,831
National City Corp.	122,950	215
Fannie Mae	1,185,800	1,814
American International Group, Inc.	500,000	1,665
Freddie Mac	650,000	1,112
Washington Mutual, Inc.	250,000	21
Washington Mutual, Inc.[2]	228,571	19
Washington Mutual, Inc.[2,3]	480,000	0
		389,447

CONSUMER DISCRETIONARY — 10.58%
Lowe’s Companies, Inc.	5,335,300	126,393
Target Corp.	1,230,000	60,332
Leggett & Platt, Inc.	2,000,000	43,580
Harley-Davidson, Inc.	860,000	32,078
Carnival Corp., units	650,000	22,978
Kohl’s Corp.[1]	400,000	18,432
Mattel, Inc.	700,000	12,628
Time Warner Inc.	900,000	11,799
Royal Caribbean Cruises Ltd.	500,000	10,375
Fortune Brands Inc.	164,900	9,459
Johnson Controls, Inc.	280,000	8,492
Home Depot, Inc.	300,000	7,767
Whirlpool Corp.	85,700	6,795
Honda Motor Co., Ltd. (ADR)	140,000	4,215
DaimlerChrysler AG (New York registered)	70,000	3,535
		378,858

CONSUMER STAPLES — 6.64%
Walgreen Co.	1,734,800	53,709
PepsiCo, Inc.	650,000	46,326
Kimberly-Clark Corp.	555,000	35,986
Kellogg Co.	592,000	33,211
Wal-Mart Stores, Inc.	400,000	23,956
ConAgra Foods, Inc.	1,200,000	23,352
General Mills, Inc.	250,000	17,180
H.J. Heinz Co.	80,000	3,998
		237,718

ENERGY — 6.24%
Schlumberger Ltd.	1,190,000	92,927
Royal Dutch Shell PLC, Class A (ADR)	800,000	47,208
ConocoPhillips	300,000	21,975
EOG Resources, Inc.	200,000	17,892
Exxon Mobil Corp.	200,000	15,532
Marathon Oil Corp.	332,700	13,265
Baker Hughes Inc.	130,000	7,870
ENI SpA (ADR)	70,000	3,707
Spectra Energy Corp	130,000	3,094
		223,470

TELECOMMUNICATION SERVICES — 5.14%
Verizon Communications Inc.	2,454,100	78,752
AT&T Inc.	2,581,250	72,069
Embarq Corp.	349,000	14,152
Sprint Nextel Corp., Series 1	1,650,000	10,065
Qwest Communications International Inc.	2,850,000	9,205
		184,243

UTILITIES — 1.40%
FPL Group, Inc.	400,000	20,120
Southern Co.	500,000	18,845
Xcel Energy Inc.	250,000	4,997
Duke Energy Corp.	260,000	4,532
FirstEnergy Corp.	25,901	1,735
		50,229

MATERIALS — 0.48%
Air Products and Chemicals, Inc.	200,000	13,698
USX Corp.	46,000	3,570
		17,268

MISCELLANEOUS — 0.37%
Other common stocks in initial period of acquisition		13,306

Total common stocks (cost: $3,454,215,000)		3,301,520

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	60,000	0

Total rights & warrants (cost: $230,000)		0

Convertible securities — 0.18%

FINANCIALS — 0.07%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	60,000	2,583

MISCELLANEOUS — 0.11%
Other convertible securities in initial period of acquisition		3,723

Total convertible securities (cost: $15,845,000)		6,306

	Principal amount	Value
Bonds, notes & other debt instruments — 0.00%	(000)	(000)

FINANCIALS — 0.00%
National City Corp. 5.80% 2017	$300	$112

Total bonds, notes & other debt instruments (cost: $245,000)		112

Short-term securities — 8.66%

Freddie Mac 2.08%–2.55% due 12/3–12/17/2008	57,200	56,984
United Parcel Service Inc. 2.07% due 12/10/2008[4]	27,000	26,833
Honeywell International Inc. 2.07%–2.12% due 10/16–11/12/2008[4]	26,000	25,942
U.S. Treasury Bills 1.635% due 1/15/2009	23,000	22,935
PepsiCo Inc. 2.03% due 10/2/2008[4]	14,600	14,598
Concentrate Manufacturing Co. of Ireland 2.04% due 10/8/2008[4]	7,600	7,597
John Deere Capital Corp. 2.10% due 10/16/2008[4]	21,600	21,574
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	20,000	19,997
Coca-Cola Co. 2.16%–2.25% due 10/9–10/31/2008[4]	18,300	18,267
Hewlett-Packard Co. 2.17% due 10/3/2008[4]	17,400	17,397
Fannie Mae 2.50% due 12/29/2008	16,700	16,596
Emerson Electric Co. 2.15% due 10/28/2008[4]	16,100	16,073
Pfizer Inc 2.00% due 10/20/2008[4]	15,000	14,983
Caterpillar Financial Services Corp. 2.08% due 11/3/2008	12,500	12,475
Merck & Co. Inc. 2.20% due 10/6/2008	5,200	5,198
Johnson & Johnson 2.02% due 11/13/2008[4]	5,200	5,183
E.I. duPont de Nemours and Co. 2.05% due 10/9/2008[4]	4,470	4,468
Private Export Funding Corp. 2.20% due 12/18/2008[4]	1,700	1,687
Federal Home Loan Bank 2.03% due 10/27/2008	1,316	1,314

Total short-term securities (cost: $310,092,000)		310,101

Total investment securities (cost: $3,780,627,000)		3,618,039
Other assets less liabilities		(37,268)

Net assets		$3,580,771

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$3,000	$2,583	.07%
National City Corp.	4/21/2008	5,233	1,831	.05
Washington Mutual, Inc.	4/8/2008	2,000	19	.00
Washington Mutual, Inc.	4/8/2008	3,970	0	.00
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	230	0	.00

Total restricted securities		$14,433	$4,433	.12%

[3]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,583,000, which represented .07% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $194,599,000, which represented 5.43% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$3,305,243
Level 2 — Other significant observable inputs	312,796
Level 3 — Significant unobservable inputs	—
Total	$3,618,039

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$—
Net purchases	4,200
Net unrealized depreciation	(4,200)
Ending value at 9/30/2008	$—

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(4,200)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$386,986
Gross unrealized depreciation on investment securities	(563,322)
Net unrealized depreciation on investment securities	(176,336)
Cost of investment securities for federal income tax purposes	3,794,375

Global Growth and Income Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 84.35%	Shares	Value (000)

FINANCIALS — 16.43%
Citigroup Inc.	1,754,000	$35,974
Macquarie Group Ltd.[1]	780,000	24,358
Berkshire Hathaway Inc., Class B2	3,720	16,349
Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	14,381
AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	14,122
AXA SA1	423,222	13,865
Banco Santander, SA1	890,000	13,463
Prudential PLC[1]	1,385,000	12,756
Sumitomo Mitsui Financial Group, Inc.[1]	2,000	12,542
National City Corp.[3]	6,125,000	10,719
National City Corp.	693,986	1,214
People’s United Financial, Inc.	585,000	11,261
Champion Real Estate Investment Trust[1]	27,086,000	11,151
JPMorgan Chase & Co.	200,000	9,340
Fairfax Financial Holdings Ltd.	27,000	8,674
Onex Corp.	335,000	8,666
National Bank of Greece SA1	192,400	7,903
Grupo Financiero Banorte, SAB de CV, Series O	2,412,369	7,674
CapitaMall Trust, units[1]	4,660,000	7,429
Bank of America Corp.	200,000	7,000
American Capital, Ltd.	250,000	6,377
SLM Corp.[2]	492,600	6,079
Allianz SE1	41,500	5,703
Allco Commercial REIT[1]	16,000,000	5,624
PNC Financial Services Group, Inc.	75,000	5,602
Westfield Group[1]	370,000	5,050
BNP Paribas SA1	50,000	4,803
AEON Mall Co., Ltd.[1]	157,000	4,678
Société Générale[1]	51,000	4,626
Macquarie International Infrastructure Fund Ltd.[1]	14,753,164	4,621
ING Groep NV, depository receipts[1]	200,000	4,348
Allied Capital Corp.	375,000	4,050
Saizen Real Estate Investment Trust[1]	11,418,000	3,755
Erste Bank der oesterreichischen Sparkassen AG1	73,000	3,677
M&T Bank Corp.	37,500	3,347
ICICI Bank Ltd. (ADR)	130,000	3,058
American International Group, Inc.	533,100	1,775
Cambridge Industrial Trust[1]	3,998,000	1,223
iStar Financial, Inc.	350,000	910
Sovereign Bancorp, Inc.	162,946	644
		328,791

INFORMATION TECHNOLOGY — 13.25%
Microsoft Corp.	2,810,000	74,999
International Business Machines Corp.	275,000	32,164
Google Inc., Class A2	71,000	28,437
Novellus Systems, Inc.[2]	1,000,000	19,640
Yahoo! Inc.[2]	888,000	15,362
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,618,220	15,163
Micron Technology, Inc.[2]	3,500,000	14,175
HTC Corp.[1]	850,850	12,145
Nokia Corp.[1]	635,640	11,841
Cisco Systems, Inc.[2]	502,000	11,325
STMicroelectronics NV1	1,000,000	10,154
EMC Corp.[2]	747,000	8,934
Lite-On Technology Corp.[1]	6,030,752	5,179
Hynix Semiconductor Inc.[1,2]	180,000	3,015
Tyco Electronics Ltd.	100,000	2,766
Quanta Computer Inc.[1]	27,089	33
		265,332

TELECOMMUNICATION SERVICES — 11.22%
AT&T Inc.	1,250,000	34,900
Telekomunikacja Polska SA1	3,555,200	33,975
Vodafone Group PLC[1]	14,049,000	31,055
Vodafone Group PLC (ADR)	100,000	2,210
Qwest Communications International Inc.	8,100,000	26,163
Koninklijke KPN NV1	1,282,000	18,465
Chunghwa Telecom Co., Ltd. (ADR)[2]	625,000	14,794
Verizon Communications Inc.	400,000	12,836
Hutchison Telecommunications International Ltd.[1,2]	9,000,000	10,156
China Netcom Group Corp. (Hong Kong) Ltd.[1]	3,431,000	7,749
SOFTBANK CORP.[1]	509,000	6,586
NTT DoCoMo, Inc.[1]	3,724	6,011
Telecom Italia SpA[1]	2,332,000	3,477
Telecom Italia SpA, nonvoting[1]	1,969,900	2,227
Telefónica, SA1	230,000	5,494
Far EasTone Telecommunications Co., Ltd.[1]	3,685,913	4,709
Telefónica 02 Czech Republic, AS1	165,000	3,850
		224,657

CONSUMER DISCRETIONARY — 10.62%
Carnival Corp., units	500,000	17,675
Toyota Motor Corp.[1]	358,000	15,215
Yamada Denki Co., Ltd.[1]	179,500	13,623
Honda Motor Co., Ltd.[1]	449,000	13,349
McDonald’s Corp.	200,000	12,340
Saks Inc.[2]	1,200,000	11,100
Lowe’s Companies, Inc.	450,000	10,660
Kohl’s Corp.[2]	200,000	9,216
Virgin Media Inc.[2]	1,147,800	9,068
SEGA SAMMY HOLDINGS INC.[1]	1,000,000	8,948
Macquarie Communications Infrastructure Group[1,3]	2,155,516	4,480
Macquarie Communications Infrastructure Group[1]	1,675,149	3,482
Esprit Holdings Ltd.[1]	1,177,000	7,233
Pioneer Corp.[1]	1,000,000	6,607
Time Warner Inc.	480,000	6,293
Carphone Warehouse Group PLC[1]	2,021,100	6,236
Bosideng International Holdings Ltd.[1]	50,000,000	6,212
Yue Yuen Industrial (Holdings) Ltd.[1]	2,000,000	5,462
News Corp., Class A	425,000	5,096
Fiat SpA[1]	375,000	4,997
GOME Electrical Appliances Holding Ltd.[1]	15,780,000	4,607
Ford Motor Co.[2]	880,000	4,576
NOK Corp.[1]	358,300	4,014
Target Corp.	76,500	3,752
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	500,000	3,423
adidas AG1	62,700	3,365
Nokian Renkaat Oyj[1]	118,500	2,878
Liberty Media Corp., Liberty Interactive, Series A2	200,000	2,582
H & M Hennes & Mauritz AB, Class B1	48,400	1,965
General Motors Corp.	205,000	1,937
Industria de Diseno Textil, SA1	35,150	1,498
Yamaha Corp.[1]	40,000	687
		212,576

MATERIALS — 8.95%
Yamana Gold Inc.	4,000,000	32,960
Newmont Mining Corp.	800,000	31,008
MeadWestvaco Corp.	1,150,000	26,807
Barrick Gold Corp.	650,000	23,881
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	10,089
Impala Platinum Holdings Ltd.[1]	410,000	8,337
Grupo México, SAB de CV, Series B	7,575,166	7,936
Anglo American PLC[1]	220,575	7,496
Evraz Group SA (GDR)[1]	180,000	6,975
Formosa Plastics Corp.[1]	3,452,000	5,621
Gold Fields Ltd.[1]	500,000	4,839
Sterlite Industries (India) Ltd.[1]	400,000	3,734
James Hardie Industries NV1	850,000	3,487
UPM-Kymmene Oyj[1]	218,200	3,429
Nitto Denko Corp.[1]	100,000	2,542
		179,141

INDUSTRIALS — 7.80%
Schneider Electric SA1	256,000	22,190
General Electric Co.	832,100	21,219
ALSTOM SA1	200,000	15,071
Nippon Express Co., Ltd.[1]	3,000,000	13,421
Deutsche Lufthansa AG1	450,000	8,845
Finmeccanica SpA[1]	382,583	8,222
Enka Insaat ve Sanayi AS1	1,166,666	7,914
Asciano Ltd., units[1]	2,884,000	7,524
Ryanair Holdings PLC (ADR)[2]	313,000	7,021
Rickmers Maritime[1]	11,750,000	6,891
Outotec Oyj[1]	165,000	4,452
Siemens AG1	46,500	4,361
Tyco International Ltd.	100,000	3,502
Österreichische Post AG1	100,000	3,387
Toll Holdings Ltd.[1]	600,000	3,364
Capita Group PLC[1]	262,000	3,258
ABB Ltd[1,2]	168,500	3,237
SembCorp Industries Ltd[1]	1,090,000	2,490
URS Corp.[2]	64,000	2,347
Randstad Holding NV1	81,000	2,140
Murray & Roberts Holdings Ltd.[1]	174,580	2,135
Dore Holdings Ltd.[1]	77,800,000	1,797
SUEZ Environnement Co.[1,2]	50,000	1,245
		156,033

HEALTH CARE — 6.00%
Merck & Co., Inc.	1,242,000	39,197
UCB SA1	500,000	17,762
Bayer AG, non-registered shares[1]	218,500	15,938
Roche Holding AG1	75,850	11,840
Schering-Plough Corp.	500,000	9,235
Abbott Laboratories	130,000	7,485
Novo Nordisk A/S, Class B1	140,000	7,168
Johnson & Johnson	102,000	7,067
Smith & Nephew PLC[1]	415,000	4,377
		120,069

ENERGY — 4.32%
China National Offshore Oil Corp.[1]	20,000,000	22,956
Saipem SpA, Class S1	392,000	11,617
OAO Gazprom (ADR)[1]	350,000	11,248
Oil and Gas Development Co. Ltd.[1]	9,939,000	9,638
EnCana Corp.	132,000	8,448
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,612
OAO TMK (GDR)[1]	164,500	4,117
OAO TMK (GDR)[1,4]	54,359	1,360
Diamond Offshore Drilling, Inc.	41,000	4,225
Tenaris SA (ADR)	81,000	3,021
Reliance Industries Ltd.[1]	53,000	2,240
		86,482

CONSUMER STAPLES — 3.89%
Shoppers Drug Mart Corp.	306,500	14,821
Coca-Cola Co.	193,000	10,206
Diageo PLC[1]	600,000	10,163
Altria Group, Inc.	309,000	6,131
Tesco PLC[1]	805,000	5,602
Avon Products, Inc.	133,000	5,529
C&C Group PLC[1]	2,000,000	5,356
Beiersdorf AG1	62,200	3,978
Kraft Foods Inc., Class A	98,000	3,209
L’Oréal SA1	27,500	2,714
Unilever NV, depository receipts[1]	90,300	2,549
Philip Morris International Inc.	50,000	2,405
SABMiller PLC[1]	100,000	1,954
Nestlé SA1	44,000	1,906
Wal-Mart de México, SAB de CV, Series V	408,100	1,398
		77,921

UTILITIES — 1.87%
GDF Suez[1]	190,890	9,981
E.ON AG1	171,000	8,654
Electricité de France SA1	100,000	7,241
Exelon Corp.	100,000	6,262
Reliant Energy, Inc.[2]	423,000	3,109
China Resources Power Holdings Co. Ltd.[1]	1,021,000	2,210
		37,457

Total common stocks (cost: $2,241,151,000)		1,688,459

		Value
Preferred stocks — 0.22%	Shares	(000)

FINANCIALS — 0.22%
Bank of America Corp., Series K, 8.00% noncumulative[5]	3,000,000	$2,379
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	3,955,000	2,030

Total preferred stocks (cost: $5,760,000)		4,409

	Principal amount
Bonds, notes & other debt instruments — 3.79%	(000)

FINANCIALS — 1.49%
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[4]	$500	513
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	10,500	10,037
Sovereign Bancorp, Inc. 8.75% 2018	8,850	5,770
iStar Financial, Inc. 8.625% 2013	6,000	3,122
Zions Bancorporation 5.50% 2015	5,100	2,914
Woori Bank 6.208% 2067[4,5]	4,400	2,806
Shinsei Finance (Cayman) Ltd. 6.418% noncumulative preferred (undated)[4,5]	4,322	2,192
Agile Property Holdings Ltd. 9.00% 2013	3,250	2,105
Shinhan Bank 5.663% 2035[5]	335	230
Shinhan Bank 6.819% 2036[5]	100	80
		29,769

TELECOMMUNICATION SERVICES — 0.87%
Sprint Nextel Corp. 4.169% 2010[5]	2,000	1,864
Sprint Capital Corp. 6.90% 2019	10,380	8,058
Sprint Capital Corp. 8.75% 2032	9,630	7,527
		17,449

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE OF THE U.S. — 0.74%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	4,103
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	6,975
CoBank ACB 3.419% 2022[4,5]	$5,050	3,730
		14,808

MORTGAGE-BACKED OBLIGATIONS[6] — 0.37%
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[5]	13,166	7,427

INFORMATION TECHNOLOGY — 0.32%
Freescale Semiconductor, Inc. 9.125% 2014[7]	10,130	6,433

Total bonds, notes & other debt instruments (cost: $90,224,000)		75,886

Short-term securities — 11.41%

Federal Home Loan Bank 2.05%–2.40% due 10/17–10/28/2008	48,300	48,243
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	27,300	27,296
Nestlé Finance International Ltd. 2.15% due 11/13/2008	15,100	15,059
Nestlé Capital Corp. 2.10% due 10/15/2008[4]	10,600	10,591
Old Line Funding, LLC 2.68% due 10/3/2008[4]	22,600	22,595
Freddie Mac 2.13% due 11/21/2008	18,500	18,475
Export Development Canada 2.12% due 11/4/2008	17,500	17,464
Eksportfinans ASA 2.30% due 11/14/2008[4]	11,600	11,562
Procter & Gamble International Funding S.C.A. 2.12% due 11/5/2008[4]	10,400	10,372
Bank of America Corp. 2.38% due 10/2/2008	10,000	9,999
Caisse d’Amortissement de la Dette Sociale 2.16% due 10/3/2008	10,000	9,998
BMW U.S. Capital LLC 2.04% due 10/10/2008[4]	9,600	9,594
Hewlett-Packard Co. 2.17% due 10/3/2008[4]	7,300	7,299
Shell International Finance BV 2.08% due 11/5/2008[4]	5,000	4,990
American Honda Finance Corp. 2.20% due 12/5/2008	4,800	4,766

Total short-term securities (cost: $228,297,000)		228,303

Total investment securities (cost: $2,565,432,000)		1,997,057
Other assets less liabilities		4,659

Net assets		$2,001,716

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $836,531,000, which represented 41.79% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

National City Corp.	4/21/2008	$30,625	$10,719	.54%
Macquarie Communications Infrastructure Group	4/23/2007–6/24/2008	10,594	4,480	.22

Total restricted securities		$41,219	$15,199	.76%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $126,967,000, which represented 6.34% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$863,007
Level 2 — Other significant observable inputs	1,124,412	*
Level 3 — Significant unobservable inputs	9,638
Total	$1,997,057

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$—
Net transfers into Level 3	9,638
Ending value at 9/30/2008	$9,638

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$42,088
Gross unrealized depreciation on investment securities	(611,932)
Net unrealized depreciation on investment securities	(569,844)
Cost of investment securities for federal income tax purposes	2,566,901

Growth-Income Fund
Investment portfolio

September 30, 2008
unaudited

Common stocks — 86.25%	Shares	Value (000)

INFORMATION TECHNOLOGY — 22.18%
Oracle Corp.[1]	30,555,000	$620,572
Microsoft Corp.	21,505,000	573,969
Hewlett-Packard Co.	9,710,000	448,990
Cisco Systems, Inc.[1]	18,890,000	426,158
Intel Corp.	18,400,000	344,632
Yahoo! Inc.[1]	19,846,800	343,350
Google Inc., Class A1	835,100	334,474
International Business Machines Corp.	2,835,000	331,582
SAP AG2	3,474,874	186,461
SAP AG (ADR)	920,000	49,156
Flextronics International Ltd.[1]	28,085,336	198,844
Nokia Corp.[2]	6,080,000	113,267
Linear Technology Corp.	3,500,000	107,310
Xilinx, Inc.	4,000,000	93,800
Symantec Corp.[1]	4,600,000	90,068
Corning Inc.	5,557,092	86,913
NVIDIA Corp.[1]	7,500,000	80,325
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	46,315,214	75,975
Automatic Data Processing, Inc.	1,755,000	75,026
Maxim Integrated Products, Inc.	3,389,000	61,341
Texas Instruments Inc.	2,625,000	56,438
Paychex, Inc.	1,612,367	53,257
HOYA CORP.[2]	2,550,000	50,568
Apple Inc.[1]	407,700	46,339
Analog Devices, Inc.	1,750,000	46,113
Motorola, Inc.	6,362,500	45,428
Dell Inc.[1]	2,400,000	39,552
KLA-Tencor Corp.	1,100,000	34,815
MEMC Electronic Materials, Inc.[1]	986,800	27,887
Affiliated Computer Services, Inc., Class A1	503,400	25,487
Microchip Technology Inc.	820,000	24,133
Redecard SA, ordinary nominative	1,642,950	21,480
EMC Corp.[1]	1,475,000	17,641
Tyco Electronics Ltd.	578,750	16,008
Visa Inc., Class A	202,088	12,406
Advanced Micro Devices, Inc.[1]	2,000,000	10,500
Western Union Co.	400,000	9,868
		5,180,133

INDUSTRIALS — 11.64%
General Electric Co.	18,920,000	482,460
Norfolk Southern Corp.	3,830,736	253,633
United Technologies Corp.	4,075,000	244,745
United Parcel Service, Inc., Class B	3,800,000	238,982
Avery Dennison Corp.	3,955,000	175,918
General Dynamics Corp.	2,357,000	173,522
Southwest Airlines Co.	10,945,000	158,812
3M Co.	2,150,000	146,867
Precision Castparts Corp.	1,504,000	118,485
Burlington Northern Santa Fe Corp.	1,144,200	105,758
Lockheed Martin Corp.	778,500	85,378
Tyco International Ltd.	2,361,325	82,694
Rockwell Automation	1,900,000	70,946
Waste Management, Inc.	2,150,000	67,704
Ingersoll-Rand Co. Ltd., Class A	1,900,000	59,223
Emerson Electric Co.	1,400,000	57,106
Union Pacific Corp.	746,000	53,085
Pitney Bowes Inc.	1,552,200	51,626
Eaton Corp.	800,000	44,944
Atlas Copco AB, Class A2	1,625,000	18,574
AMR Corp.[1]	1,500,000	14,730
Continental Airlines, Inc., Class B1	800,000	13,344
		2,718,536

CONSUMER DISCRETIONARY — 10.93%
Lowe’s Companies, Inc.	15,310,991	362,717
Target Corp.	5,760,700	282,562
Time Warner Inc.	18,950,000	248,435
Best Buy Co., Inc.	4,309,700	161,614
News Corp., Class A	9,515,200	114,087
Omnicom Group Inc.	2,515,000	96,978
Walt Disney Co.	3,000,000	92,070
Carnival PLC[2]	2,949,590	88,455
Kohl’s Corp.[1]	1,900,000	87,552
Mattel, Inc.	4,400,000	79,376
Carnival Corp., units	2,124,200	75,090
Magna International Inc., Class A	1,446,000	74,021
Harley-Davidson, Inc.	1,950,000	72,735
Vivendi SA2	2,300,000	71,923
Time Warner Cable Inc., Class A1	2,825,000	68,365
Fiat SpA[2]	5,000,000	66,622
D.R. Horton, Inc.	5,000,000	65,100
VF Corp.	800,000	61,848
Abercrombie & Fitch Co., Class A	1,300,000	51,285
Royal Caribbean Cruises Ltd.	2,432,800	50,481
Comcast Corp., Class A	2,400,000	47,112
Staples, Inc.	2,000,000	45,000
Gentex Corp.	3,000,000	42,900
Office Depot, Inc.[1]	6,000,000	34,920
Toyota Motor Corp.[2]	800,000	33,999
Amazon.com, Inc.[1]	425,000	30,923
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	16,822
Home Depot, Inc.	600,000	15,534
Li & Fung Ltd.[2]	3,475,000	8,489
Harman International Industries, Inc.	185,000	6,303
		2,553,318

HEALTH CARE — 8.80%
Roche Holding AG2	1,437,460	224,381
Cardinal Health, Inc.	4,450,000	219,296
Aetna Inc.	5,900,000	213,049
Medtronic, Inc.	3,800,000	190,380
Abbott Laboratories	2,870,000	165,255
Merck & Co., Inc.	3,800,000	119,928
Bristol-Myers Squibb Co.	5,710,000	119,053
Amgen Inc.[1]	1,869,100	110,782
CIGNA Corp.	3,000,000	101,940
UnitedHealth Group Inc.	3,852,000	97,802
Schering-Plough Corp.	4,427,300	81,772
Eli Lilly and Co.	1,850,000	81,456
Medco Health Solutions, Inc.[1]	1,800,000	81,000
Pfizer Inc	3,460,000	63,802
WellPoint, Inc.[1]	1,000,000	46,770
AstraZeneca PLC (ADR)	678,400	29,768
AstraZeneca PLC (Sweden)[2]	242,000	10,712
Covidien Ltd.	578,750	31,114
Masimo Corp.[1]	750,000	27,900
St. Jude Medical, Inc.[1]	360,000	15,656
Johnson & Johnson	200,000	13,856
Mentor Corp.	350,000	8,351
		2,054,023

FINANCIALS — 8.58%
Citigroup Inc.	22,353,300	458,466
JPMorgan Chase & Co.	6,257,900	292,244
Bank of America Corp.	6,470,000	226,450
HSBC Holdings PLC (Hong Kong)[2]	7,000,000	110,504
HSBC Holdings PLC (ADR)	1,086,050	87,786
Capital One Financial Corp.	3,350,000	170,850
State Street Corp.	2,300,000	130,824
Bank of New York Mellon Corp.	3,495,305	113,877
American Express Co.	2,000,000	70,860
Banco Santander, SA2	3,750,000	56,726
Marsh & McLennan Companies, Inc.	1,455,000	46,211
American International Group, Inc.	13,866,700	46,176
XL Capital Ltd., Class A	2,042,440	36,641
Wells Fargo & Co.	920,000	34,528
Allstate Corp.	635,000	29,286
Fannie Mae	16,275,000	24,901
Genworth Financial, Inc., Class A	2,496,500	21,495
Freddie Mac	9,940,000	16,997
SLM Corp.[1]	1,257,000	15,511
MGIC Investment Corp.	1,055,000	7,417
Radian Group Inc.	660,000	3,326
Indiabulls Real Estate Ltd. (GDR)[2]	387,915	1,436
Washington Mutual, Inc.[2,3]	12,800,000	—
		2,002,512

ENERGY — 7.81%
Schlumberger Ltd.	5,225,000	408,020
Chevron Corp.	2,823,200	232,858
Marathon Oil Corp.	4,525,000	180,412
Baker Hughes Inc.	2,900,000	175,566
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	118,020
Royal Dutch Shell PLC, Class B (ADR)	777,391	44,381
Royal Dutch Shell PLC, Class B2	139,816	3,969
ConocoPhillips	2,225,000	162,981
Devon Energy Corp.	1,475,000	134,520
Halliburton Co.	3,647,700	118,149
EOG Resources, Inc.	700,000	62,622
Eni SpA[2]	2,250,000	59,347
Exxon Mobil Corp.	550,000	42,713
Canadian Natural Resources, Ltd.	585,000	40,216
OAO Gazprom (ADR)[2]	572,100	18,385
Smith International, Inc.	238,800	14,003
Spectra Energy Corp	332,500	7,913
		1,824,075

CONSUMER STAPLES — 6.70%
PepsiCo, Inc.	5,250,000	374,167
Avon Products, Inc.	5,470,000	227,388
Molson Coors Brewing Co., Class B	4,430,000	207,102
Philip Morris International Inc.	3,225,000	155,123
Kraft Foods Inc., Class A	3,025,000	99,069
Wal-Mart Stores, Inc.	1,600,000	95,824
Walgreen Co.	3,000,000	92,880
Kellogg Co.	1,378,300	77,323
L’Oréal SA2	780,000	76,969
Sara Lee Corp.	5,000,000	63,150
Altria Group, Inc.	2,425,000	48,112
Groupe Danone SA2	325,000	23,013
Kimberly-Clark Corp.	280,000	18,155
Archer Daniels Midland Co.	250,000	5,478
		1,563,753

MATERIALS — 3.18%
Air Products and Chemicals, Inc.	1,885,000	129,104
Sealed Air Corp.	4,200,000	92,358
Monsanto Co.	876,300	86,736
Salzgitter AG2	767,743	77,501
USX Corp.	950,000	73,729
SSAB Svenskt Stål AB, Class A2	4,575,000	72,789
Teck Cominco Ltd., Class B	1,400,000	39,842
Potash Corp. of Saskatchewan Inc.	285,000	37,623
Syngenta AG2	175,000	37,207
Mosaic Co.	507,531	34,522
Dow Chemical Co.	850,000	27,013
JSC Uralkali (GDR)[2]	363,300	11,412
JSC Uralkali (GDR)[2,4]	138,400	4,348
Weyerhaeuser Co.	213,100	12,910
MeadWestvaco Corp.	258,200	6,019
		743,113

TELECOMMUNICATION SERVICES — 2.46%
Telephone and Data Systems, Inc.	3,100,700	110,850
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	82,602
Sprint Nextel Corp., Series 1	23,099,200	140,905
Verizon Communications Inc.	3,000,000	96,270
Qwest Communications International Inc.	26,710,200	86,274
AT&T Inc.	2,000,000	55,840
Embarq Corp.	57,500	2,332
		575,073

UTILITIES — 2.06%
Exelon Corp.	2,735,000	171,266
Dominion Resources, Inc.	2,500,000	106,950
FirstEnergy Corp.	930,000	62,301
Public Service Enterprise Group Inc.	1,600,000	52,464
PPL Corp.	1,200,000	44,424
FPL Group, Inc.	600,000	30,180
Duke Energy Corp.	665,000	11,591
American Electric Power Co., Inc.	67,900	2,514
		481,690

MISCELLANEOUS — 1.91%
Other common stocks in initial period of acquisition		444,802

Total common stocks (cost: $21,240,360,000)		20,141,028

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

Convertible securities — 0.34%

FINANCIALS — 0.33%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	76,500

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		1,314

Total convertible securities (cost: $100,321,000)		77,814

	Principal amount
Short-term securities — 13.43%	(000)

U.S. Treasury Bills 1.40%–1.9495% due 10/9/2008–8/27/2009	$529,280	527,378
Federal Home Loan Bank 1.50%–3.15% due 10/2–12/15/2008	488,500	487,675
Freddie Mac 2.08%–2.75% due 10/30–12/15/2008	240,743	240,176
Fannie Mae 2.07%–2.45% due 10/31–12/9/2008	208,736	208,241
Coca-Cola Co. 2.12%–2.16% due 10/31–11/18/2008[4]	177,000	176,424
Johnson & Johnson 2.04%–2.11% due 10/16–12/22/2008[4]	129,400	128,849
United Parcel Service Inc. 2.01%–2.15% due 10/31–12/9/2008[4]	125,000	124,464
Merck & Co. Inc. 2.06%–2.20% due 10/17–11/14/2008	123,600	123,243
Procter & Gamble Co. 2.08%–2.23% due 11/4–11/20/2008[4]	109,100	108,712
Hewlett-Packard Co. 2.18%–2.22% due 10/2–10/14/2008[4]	95,750	95,704
AT&T Inc. 2.15%–2.35% due 10/24–12/5/2008[4]	93,328	93,009
Pfizer Inc. 2.09%–2.21% due 10/6–11/5/2008[4]	90,000	89,848
Ranger Funding Co. LLC 3.75% due 10/17/2008[4]	50,000	49,911
Enterprise Funding Corp. 2.52% due 10/2/2008[4]	25,000	24,997
Bank of America Corp. 3.25% due 10/15/2008	14,600	14,580
IBM International Group Capital LLC 2.10%–2.30% due 10/9–11/25/2008[4]	66,999	66,800
Park Avenue Receivables Co., LLC 5.50% due 10/1/2008[4]	42,900	42,893
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	13,300	13,298
Private Export Funding Corp. 2.25%–2.38% due 10/31–11/19/2008[4]	56,200	55,973
Wells Fargo & Co. 2.57%–3.20% due 10/15–10/24/2008	51,600	51,518
American Express Credit Corp. 2.70% due 10/24/2008	50,000	49,910
Walt Disney Co. 2.00%–2.01% due 10/9–10/28/2008	46,700	46,645
NetJets Inc. 2.06% due 10/10/2008[4]	45,000	44,974
Caterpillar Financial Services Corp. 2.08% due 11/3/2008	39,500	39,422
Honeywell International Inc. 2.07% due 10/22/2008[4]	38,400	38,336
Ciesco LLC 2.50% due 10/28/2008[4]	23,100	23,055
CAFCO LLC 4.25% due 10/23/2008[4]	10,986	10,956
Edison Asset Securitization LLC 2.58% due 12/23/2008[4]	30,000	29,698
Emerson Electric Co. 2.15% due 10/29/2008[4]	25,900	25,855
Brown-Forman Corp. 2.35% due 10/6/2008[4]	25,000	24,989
Illinois Tool Works Inc. 2.12% due 10/8/2008	25,000	24,988
Medtronic Inc. 2.03% due 10/14/2008[4]	19,600	19,585
John Deere Capital Corp. 2.13% due 10/14/2008[4]	14,700	14,685
PepsiCo Inc. 2.05% due 10/2/2008[4]	12,700	12,699
Wal-Mart Stores Inc. 2.15% due 11/12/2008[4]	7,000	6,982

Total short-term securities (cost: $3,135,407,000)		3,136,472

Total investment securities (cost: $24,482,219,000)		23,355,314
Other assets less liabilities		(4,234)

Net assets		$23,351,080

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $1,697,430,000, which represented 7.27% of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$88,850	$76,500	.33%
Washington Mutual, Inc.	4/8/2008	105,869	—	.00
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	6,131	—	.00

Total restricted securities		$200,850	$76,500	.33%

[4] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,327,044,000, which represented 5.68% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$18,521,412
Level 2 — Other significant observable inputs	4,833,902	*
Level 3 — Significant unobservable inputs	—
Total	$23,355,314

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$—
Net purchases	112,000
Net unrealized depreciation	(112,000)
Ending value at 9/30/2008	$—

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(112,000)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,687,641
Gross unrealized depreciation on investment securities	(4,194,003)
Net unrealized depreciation on investment securities	(1,506,362)
Cost of investment securities for federal income tax purposes	24,861,676

Asset Allocation Fund
Investment portfolio

September 30, 2008
 unaudited

Common stocks — 67.55%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.38%
Cisco Systems, Inc.[1]	6,810,000	$153,634
International Business Machines Corp.	1,280,000	149,709
Hewlett-Packard Co.	2,650,000	122,536
Oracle Corp.[1]	5,360,000	108,862
Microsoft Corp.	3,600,000	96,084
Nokia Corp. (ADR)	4,500,000	83,925
Paychex, Inc.	2,420,000	79,933
Applied Materials, Inc.	5,240,000	79,281
SAP AG (ADR)	1,400,000	74,802
Yahoo! Inc.[1]	4,000,000	69,200
Google Inc., Class A1	140,000	56,073
Intel Corp.	2,500,000	46,825
Avnet, Inc.[1]	1,400,000	34,482
Xilinx, Inc.	1,050,000	24,622
Samsung Electronics Co., Ltd.[2]	50,000	23,036
DataPath, Inc.[1,2,3]	1,189,763	2,379
		1,205,383

HEALTH CARE — 9.33%
Johnson & Johnson	2,340,000	162,115
Abbott Laboratories	2,270,000	130,707
Medtronic, Inc.	2,250,000	112,725
Amgen Inc.[1]	1,600,000	94,832
Wyeth	2,100,000	77,574
Eli Lilly and Co.	1,200,000	52,836
Boston Scientific Corp.[1]	4,000,000	49,080
Roche Holding AG2	271,780	42,423
Bristol-Myers Squibb Co.	2,000,000	41,700
Aetna Inc.	500,000	18,055
		782,047

FINANCIALS — 7.62%
JPMorgan Chase & Co.	2,750,000	128,425
Marsh & McLennan Companies, Inc.	2,440,000	77,494
Wells Fargo & Co.	2,000,000	75,060
Bank of America Corp.	1,600,000	56,000
ACE Ltd.	1,020,000	55,213
T. Rowe Price Group, Inc.	900,000	48,339
Moody’s Corp.	1,420,000	48,280
Progressive Corp.	2,550,000	44,370
Citigroup Inc.	2,000,000	41,020
Berkshire Hathaway Inc., Class A1	200	26,120
XL Capital Ltd., Class A	1,100,000	19,734
National City Corp.[3]	10,500,000	18,375
		638,430

ENERGY — 6.51%
Chevron Corp.	1,350,000	111,348
Schlumberger Ltd.	1,350,000	105,422
Smith International, Inc.	1,600,000	93,824
Suncor Energy Inc.	1,450,000	60,081
Marathon Oil Corp.	1,200,000	47,844
Apache Corp.	450,000	46,926
Petro-Canada	1,400,000	46,671
Baker Hughes Inc.	279,800	16,939
Uranium One Inc.[1]	5,300,000	11,479
Rosetta Resources Inc.[1]	260,647	4,785
		545,319

INDUSTRIALS — 6.15%
General Electric Co.	5,240,000	133,620
Boeing Co.	1,750,000	100,362
Deere & Co.	1,100,000	54,450
United Parcel Service, Inc., Class B	820,000	51,570
Roper Industries, Inc.	835,000	47,562
IDEX Corp.	1,420,000	44,048
Danaher Corp.	610,000	42,334
ITT Corp.	400,000	22,244
Robert Half International Inc.	600,000	14,850
DigitalGlobe Inc.[1,2,3]	1,225,858	4,291
UAL Corp.[1]	910	8
		515,339

CONSUMER DISCRETIONARY — 5.99%
Lowe’s Companies, Inc.	3,810,000	90,259
Johnson Controls, Inc.	2,400,000	72,792
Best Buy Co., Inc.	1,705,350	63,951
Kohl’s Corp.[1]	1,244,500	57,346
McDonald’s Corp.	830,000	51,211
Carnival Corp., units	1,360,000	48,076
Target Corp.	950,000	46,597
Saks Inc.[1]	3,500,000	32,375
Magna International Inc., Class A	600,000	30,714
Toyota Motor Corp.[2]	200,000	8,500
		501,821

CONSUMER STAPLES — 5.29%
Coca-Cola Co.	2,400,000	126,912
PepsiCo, Inc.	1,760,000	125,435
Philip Morris International Inc.	1,440,000	69,264
Archer Daniels Midland Co.	2,570,000	56,309
Unilever NV (New York registered)	1,730,000	48,717
Altria Group, Inc.	500,000	9,920
Origin Enterprises PLC[1,2]	1,773,300	6,933
		443,490

MATERIALS — 4.11%
BHP Billiton Ltd.[2]	4,340,000	111,533
Newmont Mining Corp.	2,165,000	83,916
Rio Tinto PLC[2]	732,789	45,622
E.I. du Pont de Nemours and Co.	1,000,000	40,300
Alcoa Inc.	1,500,000	33,870
Weyerhaeuser Co.	480,000	29,078
		344,319

TELECOMMUNICATION SERVICES — 3.39%
AT&T Inc.	4,570,000	127,594
Sprint Nextel Corp., Series 1	12,000,000	73,200
Vodafone Group PLC[2]	20,000,000	44,210
Verizon Communications Inc.	1,200,000	38,508
American Tower Corp., Class A1	7,045	254
COLT Telecom Group SA1,2	51,200	93
		283,859

UTILITIES — 1.38%
Entergy Corp.	450,000	40,054
Exelon Corp.	600,000	37,572
Reliant Energy, Inc.[1]	4,000,000	29,400
KGen Power Corp.[1,2]	570,516	8,558
		115,584

MISCELLANEOUS — 3.40%
Other common stocks in initial period of acquisition		285,229

Total common stocks (cost: $5,681,129,000)		5,660,820

Preferred stocks — 0.19%

FINANCIALS — 0.19%
Bank of America Corp., Series K, 8.00% noncumulative[4]	4,000,000	3,172
BNP Paribas 7.195%[4,5]	4,000,000	2,787
QBE Capital Funding II LP 6.797%[4,5]	3,250,000	2,599
AXA SA, Series B, 6.379%[4,5]	4,000,000	2,237
Barclays Bank PLC 7.434%[4,5]	2,740,000	2,235
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	1,500,000	1,079
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	1,755,000	900
XL Capital Ltd., Series E, 6.50%[4]	1,000,000	591

Total preferred stocks (cost: $21,525,000)		15,600

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,5]	2,250	0

Total rights & warrants (cost: $117,000)		0

	Principal amount
Bonds, notes & other debt instruments — 23.32%	(000)

MORTGAGE-BACKED OBLIGATIONS[6] — 7.22%
Freddie Mac 6.50% 2016	$687	708
Freddie Mac 5.00% 2018	1,916	1,916
Freddie Mac 5.00% 2023	3,869	3,838
Freddie Mac 6.00% 2026	17,321	17,613
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	706	740
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,446	5,535
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,554	5,566
Freddie Mac 5.728% 2037[4]	4,545	4,575
Freddie Mac 5.00% 2038	50,000	48,693
Freddie Mac 5.00% 2038	24,628	23,984
Freddie Mac 6.00% 2038	47,317	47,916
Freddie Mac 6.50% 2038	5,904	6,062
Fannie Mae 7.00% 2009	3	3
Fannie Mae 4.89% 2012	10,000	10,022
Fannie Mae 4.00% 2015	4,768	4,722
Fannie Mae 5.50% 2017	2,053	2,092
Fannie Mae 5.00% 2018	5,572	5,582
Fannie Mae 5.50% 2020	10,057	10,171
Fannie Mae 6.00% 2021	454	464
Fannie Mae 6.00% 2021	440	449
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,805	3,777
Fannie Mae 6.00% 2026	3,352	3,408
Fannie Mae 5.50% 2033	8,241	8,233
Fannie Mae 5.50% 2033	4,998	4,993
Fannie Mae 4.50% 2035	17,173	16,220
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	834	638
Fannie Mae 6.00% 2036	17,515	17,749
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,907	2,975
Fannie Mae 6.50% 2036	8,338	8,557
Fannie Mae 5.50% 2037	16,164	16,118
Fannie Mae 6.00% 2037	34,130	34,588
Fannie Mae 6.00% 2037[2]	4,379	4,396
Fannie Mae 6.50% 2037	1,976	2,006
Fannie Mae 4.50% 2038	3,000	2,828
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	698	726
Fannie Mae 7.00% 2047	4,222	4,347
Fannie Mae 7.00% 2047	1,129	1,163
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	12,123	11,292
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,090	2,878
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,735	5,013
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[4]	5,375	4,610
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,787	4,281
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,681	2,346
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[4]	4,392	2,477
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[4]	14,202	8,512
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,564
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,673	1,496
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,627	4,656
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,463	1,138
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	2,990
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,145
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,006	2,854
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[2]	6,862	5,352
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.243% 2036[4]	4,432	2,889
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,777	1,659
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	3,581	2,570
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[4]	12,000	11,659
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[4]	2,625	2,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.898% 2036[4]	12,633	9,289
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[4]	1,916	1,198
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	5,531	3,318
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	4,000	3,769
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[4]	10,000	9,064
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,759
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,573
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	3,125	2,816
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,5]	2,125	1,850
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,5]	2,375	1,929
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,5]	2,725	2,153
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,5]	2,950	2,278
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,375	8,259
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,620	2,451
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,031
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,694	4,707
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,970	3,063
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,994	3,033
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,455
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,349	6,622
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,020
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	1,956	1,931
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	3,800	3,571
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,5]	1,800	1,560
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,5]	700	609
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.796% 2036[4]	2,427	1,480
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.874% 2036[4]	3,144	2,199
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.331% 2036[4]	2,800	1,881
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,5]	4,000	3,928
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,5]	1,460	1,298
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[5]	4,000	3,981
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[5]	335	317
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[5]	335	318
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[5]	335	290
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[5]	335	308
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[4]	5,000	4,786
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.573% 2035[4]	6,181	4,313
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.905% 2036[4]	698	429
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,545
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,916	4,185
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	5,521	3,375
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,319
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,624	3,143
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	2,879	2,895
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	239	237
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[4]	3,000	2,482
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[5]	2,500	2,633
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.377% 2037[4]	3,867	2,387
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,972	2,311
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	2,309	2,217
Bank of America 5.50% 2012[5]	2,000	2,053
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,770	1,770
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.574% 2035[4]	2,311	1,648
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.958% 2034[4]	1,840	1,533
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,553	1,495
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,650	1,450
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.802% 2037[4]	1,550	1,049
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,007
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.845% 2033[4]	920	933
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	839	860
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.491% 2027[4,5]	407	406
Government National Mortgage Assn. 8.50% 2021	42	46
		605,018

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.65%
U.S. Treasury 3.375% 2008	6,500	6,521
U.S. Treasury 3.625% 2009	2,000	2,028
U.S. Treasury 3.875% 2010	164,000	170,399
U.S. Treasury 4.875% 2012	65,000	70,190
U.S. Treasury 4.875% 2012	40,000	43,009
U.S. Treasury 3.625% 2013	9,500	9,803
U.S. Treasury 7.25% 2016	2,000	2,476
U.S. Treasury 9.25% 2016	2,000	2,739
U.S. Treasury 8.875% 2017	3,000	4,107
U.S. Treasury 6.625% 2027	35,000	44,686
U.S. Treasury 5.50% 2028	12,000	13,666
U.S. Treasury 4.50% 2036	35,000	35,916
Fannie Mae 6.25% 2011	7,625	8,002
Fannie Mae 5.25% 2012	30,000	30,066
Fannie Mae 5.25% 2016	8,000	8,313
Fannie Mae 6.25% 2029	23,375	26,911
Fannie Mae 7.25% 2030	7,000	9,007
Federal Home Loan Bank 5.125% 2013	18,000	18,736
Federal Home Loan Bank 5.625% 2016	17,375	16,773
Freddie Mac 5.25% 2011	30,000	31,460
CoBank ACB 3.419% 2022[4,5]	3,445	2,545
		557,353

CONSUMER DISCRETIONARY — 1.77%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	4,944
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[4,6,7]	1,985	1,588
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	650	577
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	1,075	1,048
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	5,590	3,717
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[4,6,7]	771	736
Univision Communications Inc. 7.85% 2011	475	373
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[4,6,7]	1,410	909
Univision Communications Inc. 9.75% 2015[5,8]	10,590	4,977
CanWest Media Inc., Series B, 8.00% 2012	6,777	5,693
CanWest MediaWorks Inc. 9.25% 2015[5]	500	362
American Media Operations, Inc., Series B, 10.25% 2009	6,325	4,475
American Media Operations, Inc., Series B, 10.25% 2009[5]	125	89
American Media Operations, Inc. 8.875% 2011	1,715	1,192
American Media Operations, Inc. 8.875% 2011[5]	62	43
TL Acquisitions, Inc., Term Loan B, 6.20% 2014[4,6,7]	3,320	2,720
Thomson Learning 0%/13.25% 2015[5,9]	940	634
Thomson Learning 10.50% 2015[5]	2,150	1,709
Sun Media Corp. 7.625% 2013	2,000	1,850
Quebecor Media Inc. 7.75% 2016	2,075	1,826
Quebecor Media Inc. 7.75% 2016	1,325	1,166
Mohegan Tribal Gaming Authority 8.00% 2012	750	641
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,396
Cox Communications, Inc. 7.875% 2009	4,000	4,010
Allison Transmission Holdings, Inc. 11.00% 2015[5]	750	656
Allison Transmission Holdings, Inc. 11.25% 2015[5,8]	3,850	3,176
Hanesbrands Inc., Series B, 6.508% 2014[4]	4,585	3,828
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,827
Boyd Gaming Corp. 7.75% 2012	1,000	885
Boyd Gaming Corp. 6.75% 2014	1,350	975
Boyd Gaming Corp. 7.125% 2016	2,725	1,901
Macy’s Retail Holdings, Inc. 7.875% 2015	3,775	3,584
Toys “R” Us, Inc. 7.625% 2011	4,245	3,566
Comcast Corp. 6.95% 2037	4,000	3,421
Michaels Stores, Inc., Term Loan B, 4.75% 2013[4,6,7]	987	729
Michaels Stores, Inc. 10.00% 2014	3,575	2,270
Michaels Stores, Inc. 11.375% 2016	850	406
Dollar General Corp. 10.625% 2015	1,750	1,733
Dollar General Corp. 11.875% 2017[4,8]	1,750	1,627
Centex Corp. 5.25% 2015	3,285	2,431
Centex Corp. 6.50% 2016	1,090	867
MGM MIRAGE 6.75% 2013	1,645	1,291
MGM MIRAGE 5.875% 2014	1,750	1,273
MGM MIRAGE 6.625% 2015	925	648
Tenneco Automotive Inc. 8.625% 2014	3,865	3,092
Radio One, Inc., Series B, 8.875% 2011	2,930	2,410
Radio One, Inc. 6.375% 2013[2]	975	648
Time Warner Inc. 5.875% 2016	3,125	2,751
Seneca Gaming Corp. 7.25% 2012	2,100	1,838
Seneca Gaming Corp., Series B, 7.25% 2012	950	831
Pinnacle Entertainment, Inc. 7.50% 2015	3,500	2,608
Neiman Marcus Group, Inc. 9.00% 2015[8]	2,900	2,443
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	941
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	1,254
K. Hovnanian Enterprises, Inc. 6.50% 2014	250	149
Time Warner Cable Inc. 6.75% 2018	2,500	2,339
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,228
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,047
NTL Cable PLC 8.75% 2014	2,400	2,028
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	1,962
Warner Music Group 7.375% 2014	2,500	1,869
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	1,868
William Lyon Homes, Inc. 10.75% 2013	3,200	1,392
William Lyon Homes, Inc. 7.50% 2014	1,000	395
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	378
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,730	1,393
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,725	1,634
McGraw-Hill Companies, Inc. 5.375% 2012	1,500	1,508
Sealy Mattress Co. 8.25% 2014	1,900	1,501
Thomson Reuters Corp. 5.95% 2013	1,500	1,500
Cooper-Standard Automotive Inc. 7.00% 2012	375	304
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	1,191
LBI Media, Inc. 8.50% 2017[5]	2,230	1,483
Fox Acquisition LLC 13.375% 2016[2,5]	1,595	1,420
iesy Repository GmbH 10.125% 2015	€1,000	1,287
WDAC Intermediate Corp. 8.375% 2014[5]	$1,575	874
WDAC Intermediate Corp. 8.50% 2014	€375	278
News America Inc. 5.30% 2014	$1,165	1,109
TRW Automotive Inc. 7.00% 2014[5]	1,250	1,038
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,037
Ford Motor Co. 6.50% 2018	2,442	1,013
Standard Pacific Corp. 5.125% 2009	1,002	962
Liberty Media Corp. 8.25% 2030	1,375	935
Dex Media, Inc., Series B, 8.00% 2013	1,750	814
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	796
Local T.V. Finance LLC 9.25% 2015[5,8]	1,170	766
Idearc Inc. 8.00% 2016	2,625	728
Meritage Homes Corp. 6.25% 2015	825	615
Young Broadcasting Inc. 10.00% 2011	3,367	505
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[4,6,7]	373	338
Delphi Corp. 6.50% 2013[10]	985	128
Stoneridge, Inc. 11.50% 2012	2	2
		148,399

FINANCIALS — 1.55%
Citigroup Inc. 6.00% 2017	3,000	2,546
Citigroup Capital XXI 8.30% 2077[4]	5,825	4,349
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,793
Prudential Holdings, LLC, Series C, 8.695% 2023[5,6]	3,000	3,476
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,213
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	2,560	1,860
UniCredito Italiano SpA 5.584% 2017[4,5]	3,500	3,203
HVB Funding Trust III 9.00% 2031[5]	1,600	1,417
Developers Diversified Realty Corp. 4.625% 2010	3,000	2,878
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,714
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	4,780	4,569
Lazard Group LLC 7.125% 2015	4,845	4,211
Lazard Group LLC 6.85% 2017	395	328
Merrill Lynch & Co., Inc. 6.875% 2018	5,000	4,431
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	5,500	4,195
Ford Motor Credit Co. 7.375% 2009[2]	650	536
Ford Motor Credit Co. 8.625% 2010	730	518
Ford Motor Credit Co. 7.375% 2011	2,000	1,330
Ford Motor Credit Co. 5.538% 2012[2,4]	2,750	1,664
TuranAlem Finance BV 8.50% 2015	4,750	2,969
TuranAlem Finance BV 8.25% 2037[5]	1,750	984
iStar Financial, Inc. 6.00% 2010	1,635	977
iStar Financial, Inc., Series B, 5.125% 2011	815	416
iStar Financial, Inc. 6.50% 2013	920	474
iStar Financial, Inc., Series B, 5.70% 2014	130	64
iStar Financial, Inc. 6.05% 2015	4,000	1,962
Countrywide Home Loans, Inc., Series M, 4.125% 2009	925	851
Countrywide Financial Corp., Series A, 4.50% 2010	150	136
Countrywide Financial Corp., Series B, 5.80% 2012	3,325	2,811
Simon Property Group, LP 5.30% 2013	2,500	2,337
Simon Property Group, LP 5.875% 2017	1,500	1,328
Monumental Global Funding III 2.991% 2014[4,5]	4,000	3,590
E*TRADE Financial Corp. 8.00% 2011	1,575	1,378
E*TRADE Financial Corp. 7.875% 2015	2,560	2,061
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	3,500	3,409
Wells Fargo & Co. 4.375% 2013	1,235	1,136
Wells Fargo Capital XV 9.75% (undated)[4]	2,100	2,039
Hospitality Properties Trust 6.70% 2018	4,015	3,160
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,772
Schwab Capital Trust I 7.50% 2037[4]	1,500	1,242
SLM Corp., Series A, 5.00% 2015	5,000	3,004
MetLife Capital Trust X 9.25% 2068[4,5]	3,000	2,854
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	4,500	2,599
HBOS PLC 6.75% 2018[5]	3,000	2,520
Liberty Mutual Group Inc. 6.50% 2035[5]	1,335	972
Liberty Mutual Group Inc. 7.50% 2036[5]	1,750	1,385
CIT Group Inc. 7.625% 2012	3,650	2,317
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[4,6,7]	168	127
Realogy Corp., Term Loan B, 5.487% 2013[4,6,7]	622	472
Realogy Corp. 10.50% 2014	2,275	1,012
Realogy Corp. 11.00% 2014[8]	1,725	668
Allstate Corp., Series B, 6.125% 2067[4]	3,070	2,257
HSBK (Europe) BV 7.25% 2017[5]	2,295	1,435
HSBK (Europe) BV 7.25% 2017	1,250	782
Agile Property Holdings Ltd. 9.00% 2013	3,400	2,202
Kimco Realty Corp. 5.70% 2017	2,495	2,151
Rouse Co. 5.375% 2013	2,000	1,230
Rouse Co. 6.75% 2013[5]	1,225	839
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	3,000	2,013
Capmark Financial Group Inc. 5.875% 2012	2,600	1,297
Capmark Financial Group Inc. 6.30% 2017	1,500	590
American Express Co. 8.15% 2038	2,000	1,793
Northern Rock PLC 5.60% (undated)[4,5]	200	105
Northern Rock PLC 6.594% (undated)[4,5]	3,200	1,680
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	2,000	1,721
American General Finance Corp., Series J, 6.50% 2017	3,000	1,377
CNA Financial Corp. 7.25% 2023	1,550	1,355
Fifth Third Capital Trust IV 6.50% 2067[4]	3,000	1,314
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	1,800	1,240
Assurant, Inc. 5.625% 2014	1,150	1,071
Brandywine Operating Partnership, LP 5.75% 2012	1,000	934
Residential Capital Corp. 8.375% 2010[4]	3,250	764
ProLogis 5.625% 2015	525	460
		129,867

INDUSTRIALS — 0.95%
Nielsen Finance LLC, Term Loan B, 4.803% 2013[4,6,7]	1,555	1,380
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,575	7,234
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	10,550	6,910
US Investigations Services, Inc., Term Loan B, 5.954% 2015[4,6,7]	744	644
US Investigations Services, Inc. 10.50% 2015[5]	3,100	2,775
US Investigations Services, Inc. 11.75% 2016[2,5]	1,735	1,388
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,617
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	483
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[8]	3,865	3,517
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	350	315
General Electric Co. 5.25% 2017	4,500	3,945
Navios Maritime Holdings Inc. 9.50% 2014	4,125	3,816
Union Pacific Corp. 5.75% 2017	805	746
Union Pacific Corp. 5.70% 2018	3,000	2,799
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,213
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,6]	3,120	3,141
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,070
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,001
Raytheon Co. 4.85% 2011	3,000	3,042
DAE Aviation Holdings, Inc. 11.25% 2015[2,5]	3,200	2,880
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[2,4,6,7]	896	844
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[2,4,6,7]	2,160	1,949
Ashtead Group PLC 8.625% 2015[5]	1,050	908
Ashtead Capital, Inc. 9.00% 2016[5]	2,150	1,860
Atlas Copco AB 5.60% 2017[5]	2,750	2,677
THL Buildco, Inc. 8.50% 2014	4,480	2,576
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,361
Hertz Corp. 10.50% 2016	2,125	1,785
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	648	570
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,047	828
ARAMARK Corp., Term Loan B, 5.637% 2014[4,6,7]	146	128
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[4,6,7]	9	8
ARAMARK Corp. 8.50% 2015	1,125	1,063
Norfolk Southern Corp. 5.75% 2018	980	946
Iron Mountain Inc. 6.625% 2016	980	926
BNSF Funding Trust I 6.613% 2055[4]	1,115	915
DRS Technologies, Inc. 6.625% 2016	850	863
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[4,6,7]	895	706
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	45	44
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	103	102
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,10]	1,226	409
Alion Science and Technology Corp. 10.25% 2015	840	533
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	604	296
ACIH, Inc. 11.50% 2012[5,10]	1,815	227
		79,440

HEALTH CARE — 0.81%
Tenet Healthcare Corp. 6.375% 2011	2,185	2,027
Tenet Healthcare Corp. 7.375% 2013	2,935	2,685
Tenet Healthcare Corp. 9.875% 2014	3,255	3,190
Tenet Healthcare Corp. 9.25% 2015	3,215	3,054
Bausch & Lomb Inc. 9.875% 2015[5]	10,975	10,454
Cardinal Health, Inc. 5.80% 2016	7,250	6,783
GlaxoSmithKline Capital Inc. 4.85% 2013	6,625	6,511
HealthSouth Corp. 10.75% 2016[2]	5,750	5,951
VWR Funding, Inc. 10.25% 2015[2,4,8]	4,025	3,421
HCA Inc., Term Loan B, 6.012% 2013[4,6,7]	2,604	2,318
HCA Inc. 9.625% 2016[8]	875	833
AstraZeneca PLC 5.40% 2012	2,750	2,765
PTS Acquisition Corp. 9.50% 2015[2,8]	3,460	2,595
Biogen Idec Inc. 6.00% 2013	2,500	2,471
Hospira, Inc. 5.55% 2012	2,395	2,396
Team Finance LLC and Health Finance Corp. 11.25% 2013[2]	2,300	2,346
Abbott Laboratories 5.60% 2017	1,935	1,879
Mylan Inc., Term Loan B, 7.063% 2014[2,4,6,7]	1,861	1,712
Symbion Inc. 11.00% 2015[4,5,8]	2,206	1,666
Viant Holdings Inc. 10.125% 2017[5]	1,621	1,321
Surgical Care Affiliates, Inc. 8.875% 2015[2,5,8]	800	672
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015[2]	455	469
		67,519

UTILITIES — 0.77%
Edison Mission Energy 7.50% 2013	3,725	3,595
Edison Mission Energy 7.75% 2016	1,150	1,087
Midwest Generation, LLC, Series B, 8.56% 2016[6]	3,214	3,310
Edison Mission Energy 7.00% 2017	600	543
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	5,125	4,899
Edison Mission Energy 7.20% 2019	650	575
Edison Mission Energy 7.625% 2027	2,325	1,895
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[4,6,7]	1,340	1,132
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	4,685	4,252
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	3,885	3,526
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[5,8]	3,750	3,197
Intergen Power 9.00% 2017[5]	11,000	11,055
NRG Energy, Inc. 7.25% 2014	2,250	2,092
NRG Energy, Inc. 7.375% 2016	2,125	1,918
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,000	3,975
Veolia Environnement 5.25% 2013	3,650	3,593
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,640
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	2,500	2,286
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,133
Sierra Pacific Resources 8.625% 2014	550	566
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,668
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,488
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,500	1,404
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,359
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,6]	1,245	1,188
		64,376

ASSET-BACKED OBLIGATIONS[6] — 0.73%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 3.318% 2013[4]	9,860	8,609
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	6,860	6,178
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	6,600	5,280
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.957% 2034[4]	5,000	4,143
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[2]	2,500	1,500
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,565
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 3.367% 2036[4]	4,000	3,197
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	3,250	3,042
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	3,000	3,020
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	3,000	2,867
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,711
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,691
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.797% 2019[2,4,5]	2,792	2,324
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.357% 2037[4]	2,875	2,098
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,602
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,842	1,557
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 3.357% 2036[4]	2,065	1,327
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	392	372
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	700	659
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	2,000	949
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	942	899
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	847	812
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	673	671
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	750	634
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	2,414	579
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	750	540
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.007% 2034[4]	321	237
		61,063

TELECOMMUNICATION SERVICES — 0.67%
American Tower Corp. 7.125% 2012	6,015	5,955
American Tower Corp. 7.50% 2012	250	247
American Tower Corp. 7.00% 2017[5]	5,675	5,448
Centennial Communications Corp. 8.541% 2013[4]	1,000	915
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,468
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	3,600	3,582
Telecom Italia Capital SA 7.20% 2036	4,000	3,161
Telecom Italia Capital SA 7.721% 2038	2,850	2,368
SBC Communications Inc. 4.125% 2009	2,250	2,233
SBC Communications Inc. 5.10% 2014	1,125	1,053
AT&T Corp. 8.00% 2031[4]	2,000	2,031
Nextel Communications, Inc., Series E, 6.875% 2013	580	395
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	3,675
Sprint Capital Corp. 6.90% 2019	1,080	838
Verizon Communications Inc. 5.50% 2017	5,050	4,541
Deutsche Telekom International Finance BV 5.875% 2013	3,000	2,868
Vodafone Group PLC 6.15% 2037	3,500	2,819
Cricket Communications, Inc. 9.375% 2014	2,460	2,300
Windstream Corp. 8.125% 2013	2,225	2,125
Windstream Corp. 8.625% 2016	150	139
Millicom International Cellular SA 10.00% 2013	2,010	2,000
Level 3 Financing, Inc. 9.25% 2014	2,625	1,995
British Telecommunications PLC 5.95% 2018	1,830	1,626
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,410
Hawaiian Telcom Communications, Inc. 8.486% 2013[4]	175	34
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	522
Hawaiian Telcom Communications, Inc., Term Loan C, 6.262% 2014[4,6,7]	423	297
		56,045

INFORMATION TECHNOLOGY — 0.66%
Freescale Semiconductor, Inc. 9.125% 2014[8]	8,475	5,382
Freescale Semiconductor, Inc. 10.125% 2016	4,750	3,064
NXP BV and NXP Funding LLC 7.713% 2013[4]	€750	649
NXP BV and NXP Funding LLC 7.875% 2014	$3,400	2,295
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	1,758
NXP BV and NXP Funding LLC 9.50% 2015	$6,665	3,449
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	3,500	3,572
Hewlett-Packard Co. 5.50% 2018	3,000	2,820
Electronic Data Systems Corp. 7.45% 2029	1,135	1,168
First Data Corp., Term Loan B2, 5.948% 2014[4,6,7]	5,941	5,154
Ceridian Corp. 11.25% 2015[5]	6,150	5,089
Sanmina-SCI Corp. 6.75% 2013	3,575	3,146
Sanmina-SCI Corp. 8.125% 2016	1,925	1,646
Hughes Communications, Inc. 9.50% 2014	4,550	4,436
SunGard Data Systems Inc. 9.125% 2013	3,380	3,059
Sensata Technologies BV 8.00% 2014[4]	3,010	2,558
Cisco Systems, Inc. 5.25% 2011	2,375	2,426
Serena Software, Inc. 10.375% 2016	2,730	2,416
National Semiconductor Corp. 6.15% 2012	1,175	1,149
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	91
		55,327

ENERGY — 0.61%
Enterprise Products Operating LP 6.875% 2033	4,025	3,548
Enterprise Products Operating LP 8.375% 2066[4]	235	218
Enterprise Products Operating LP 7.034% 2068[4]	9,155	7,393
Williams Companies, Inc. 7.875% 2021	2,125	2,129
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,518
Williams Companies, Inc. 8.75% 2032	2,445	2,513
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	5,706
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,6]	5,000	4,322
Gaz Capital SA 8.146% 2018[5]	1,750	1,540
Gaz Capital SA, Series 9, 6.51% 2022	3,625	2,619
Drummond Co., Inc. 7.375% 2016[5]	3,600	3,069
Husky Energy Inc. 6.80% 2037	3,375	2,800
Petroplus Finance Ltd. 6.75% 2014[5]	1,750	1,488
Petroplus Finance Ltd. 7.00% 2017[5]	1,550	1,294
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,000	2,773
Canadian Natural Resources Ltd. 5.70% 2017	3,000	2,627
TransCanada PipeLines Ltd. 6.35% 2067[4]	3,230	2,559
TEPPCO Partners LP 7.00% 2067[4]	2,025	1,705
International Coal Group, Inc. 10.25% 2014	1,250	1,122
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	629
		51,572

CONSUMER STAPLES — 0.42%
Constellation Brands, Inc. 8.375% 2014	1,275	1,269
Constellation Brands, Inc. 7.25% 2017	7,145	6,609
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,374
Stater Bros. Holdings Inc. 7.75% 2015	1,250	1,175
Cott Beverages Inc. 8.00% 2011	4,025	2,838
CVS Caremark Corp. 6.943% 2030[5,6]	2,468	2,343
Duane Reade Inc. 7.319% 2010[4]	1,225	1,121
Duane Reade Inc. 9.75% 2011	1,445	1,221
Albertson’s, Inc. 8.00% 2031	2,500	2,329
Elizabeth Arden, Inc. 7.75% 2014	2,430	2,223
Vitamin Shoppe Industries Inc. 10.304% 2012[2,4]	2,380	2,204
Kraft Foods Inc. 6.875% 2038	2,375	2,193
Dole Food Co., Inc. 7.25% 2010	1,125	996
Dole Food Co., Inc. 8.875% 2011	1,195	1,010
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	1,770
Delhaize Group 6.50% 2017	1,750	1,660
JBS SA 10.50% 2016	1,290	997
		35,332

MATERIALS — 0.33%
ArcelorMittal 5.375% 2013[5]	3,000	2,888
Nalco Co. 7.75% 2011	2,615	2,576
Metals USA Holdings Corp. 8.791% 2012[4,8]	2,225	1,791
Metals USA, Inc. 11.125% 2015	700	675
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,400
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	764
Stone Container Corp. 8.375% 2012	500	422
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,182
Building Materials Corp. of America 7.75% 2014	2,950	2,345
International Paper Co. 7.95% 2018	2,300	2,264
Plastipak Holdings, Inc. 8.50% 2015[2,5]	2,750	2,241
Georgia Gulf Corp. 9.50% 2014	2,830	1,755
AEP Industries Inc. 7.875% 2013	2,275	1,718
Stora Enso Oyj 7.25% 2036[5]	2,000	1,449
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,550	1,439
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,113
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[2]	1,681	1,093
		28,115

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.18%
German Government 6.25% 2024	€6,000	$10,019
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,000	2,882
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	802
Indonesia (Republic of) 12.80% 2021	10,405,000	1,070
Indonesia (Republic of) 12.90% 2022	2,241,000	231
		15,004

Total bonds, notes & other debt instruments (cost: $2,126,926,000)		1,954,430

Short-term securities — 8.79%

U.S. Treasury Bills 1.77%–1.945% due 11/13/2008–2/12/2009	$117,000	116,713
Caterpillar Financial Services Corp. 2.02% due 10/16/2008	39,400	39,365
Caterpillar Inc. 2.10%–2.25% due 10/7–10/24/2008[5]	54,300	54,247
Wal-Mart Stores Inc. 2.08% due 12/16/2008[5]	50,800	50,483
Walt Disney Co. 2.00%–2.02% due 10/8–11/10/2008	50,000	49,932
Honeywell International Inc. 2.03%–2.08% due 10/14–10/23/2008[5]	46,680	46,623
Merck & Co. Inc. 2.06%–2.20% due 10/6–11/14/2008	46,600	46,507
Federal Home Loan Bank 2.05%–2.54% due 10/17–11/14/2008	45,900	45,803
Pfizer Inc 2.15% due 10/29/2008[5]	45,000	44,922
Freddie Mac 2.09%–2.095% due 10/6–11/7/2008	35,000	34,944
Private Export Funding Corp. 2.20% due 12/12/2008[5]	29,100	28,892
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	26,500	26,496
IBM International Group Capital LLC 2.54% due 10/10/2008[5]	25,000	24,982
Illinois Tool Works Inc. 2.09% due 10/27/2008	25,000	24,961
Procter & Gamble International Funding S.C.A. 2.12%–2.13% due 11/5–11/24/2008[5]	20,500	20,416
AT&T Inc. 2.23% due 11/13/2008[5]	20,400	20,334
John Deere Credit Ltd. 2.13% due 10/17/2008	17,342	17,325
Eaton Corp. 2.10% due 10/15/2008[5]	14,400	14,387
United Parcel Service Inc. 2.02% due 11/17/2008[5]	11,900	11,863
Paccar Financial Corp. 2.26% due 10/10/2008	10,200	10,192
Brown-Forman Corp. 2.40% due 10/16/2008[5]	7,200	7,191

Total short-term securities (cost: $736,622,000)		736,578

Total investment securities (cost: $8,566,319,000)		8,367,428
Other assets less liabilities		12,975

Net assets		$8,380,403

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $372,767,000, which represented 4.45% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

National City Corp.	4/21/2008	$52,500	$18,375	.22%
DigitalGlobe Inc.	4/14/1999–7/31/2003	1,000	4,291	.05
DataPath, Inc.	6/23/2006	13,087	2,379	.03

Total restricted securities		$66,587	$25,045	.30%

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $572,048,000, which represented 6.83% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,891,000, which represented .29% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Step bond; coupon rate will increase at a later date.
[10]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts
€ = Euros
IDR = Indonesian rupiah
MXN = Mexican pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/08 (000)

Rosetta Resources Inc.*	2,970,000	2,970,000	5,679,353	260,647	—	—

*Unaffiliated issuer at 9/30/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts

Level 1 — Quoted prices	$5,354,158
Level 2 — Other significant observable inputs	3,006,600	*	$762	†
Level 3 — Significant unobservable inputs	6,670

Total	$8,367,428

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$57,405
Net sales	(2,494)
Net realized loss	(1,188)
Net unrealized depreciation	(715)
Net transfers out of Level 3	(46,338)
Ending value at 9/30/2008	$6,670

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(613)

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

† Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$719,939
Gross unrealized depreciation on investment securities	(922,119)
Net unrealized depreciation on investment securities	(202,180)
Cost of investment securities for federal income tax purposes	8,569,608

Bond Fund
Investment portfolio

September 30, 2008
 unaudited

Bonds, notes & other debt instruments — 82.71%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 22.31%
Freddie Mac 4.00% 2015	$1,410	$1,395
Freddie Mac 5.50% 2023	5,292	5,329
Freddie Mac 5.50% 2023	3,217	3,239
Freddie Mac 5.00% 2035	5,178	5,046
Freddie Mac 5.00% 2035	4,996	4,870
Freddie Mac 5.50% 2035	2,470	2,459
Freddie Mac 5.50% 2035	2,435	2,424
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,690	1,699
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,920	2,129
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,531	2,012
Freddie Mac, Series 3257, Class PA, 5.50% 2036	6,896	6,885
Freddie Mac 6.00% 2036	46,408	46,996
Freddie Mac 4.772% 2037[2]	3,130	3,103
Freddie Mac 5.00% 2037	25,453	24,788
Freddie Mac 5.50% 2037	6,567	6,533
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,135	5,149
Freddie Mac 5.50% 2037	4,740	4,716
Freddie Mac 5.50% 2037	2,131	2,120
Freddie Mac 5.726% 2037[2]	5,403	5,442
Freddie Mac 5.856% 2037[2]	1,578	1,594
Freddie Mac 6.00% 2037	50,133	50,805
Freddie Mac 6.00% 2037	31,725	32,127
Freddie Mac 6.00% 2037	12,282	12,437
Freddie Mac 6.00% 2037	3,713	3,760
Freddie Mac 6.50% 2037	22,746	23,347
Freddie Mac 6.50% 2037	18,189	18,465
Freddie Mac 6.50% 2037	8,879	9,113
Freddie Mac 7.00% 2037	3,838	3,952
Freddie Mac 7.00% 2037	3,067	3,158
Freddie Mac 7.00% 2037	1,620	1,668
Freddie Mac 7.00% 2037	1,196	1,231
Freddie Mac 4.65% 2038[2]	5,164	5,060
Freddie Mac 4.966% 2038[2]	1,333	1,319
Freddie Mac 5.00% 2038	12,483	12,157
Freddie Mac 5.00% 2038	9,807	9,551
Freddie Mac 5.00% 2038	5,658	5,510
Freddie Mac 5.00% 2038	5,608	5,468
Freddie Mac 5.00% 2038	4,533	4,415
Freddie Mac 5.00% 2038	3,833	3,733
Freddie Mac 5.00% 2038	3,820	3,720
Freddie Mac 5.00% 2038	271	264
Freddie Mac 5.00% 2038	11	11
Freddie Mac 5.50% 2038	38,706	38,508
Freddie Mac 5.50% 2038	18,330	18,236
Freddie Mac 5.50% 2038	11,770	11,710
Freddie Mac 5.50% 2038	9,963	9,912
Freddie Mac 5.50% 2038	6,533	6,499
Freddie Mac 6.00% 2038	97,886	99,125
Freddie Mac 6.00% 2038	1,878	1,902
Freddie Mac 6.50% 2038	22,267	22,855
Freddie Mac 6.50% 2038	5,599	5,747
Freddie Mac 6.50% 2038	2,363	2,425
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	12,776
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,098
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,977
Fannie Mae 5.50% 2021	1,437	1,452
Fannie Mae 6.00% 2021	563	574
Fannie Mae, Series 2001-4, Class GA, 10.181% 2025[2]	108	119
Fannie Mae 6.00% 2026	2,977	3,028
Fannie Mae 5.50% 2027	9,292	9,287
Fannie Mae 6.00% 2027	18,906	19,225
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	134	143
Fannie Mae 7.50% 2031	23	24
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]	54	61
Fannie Mae 5.50% 2033	14,959	14,944
Fannie Mae 5.00% 2035	2,679	2,614
Fannie Mae 5.50% 2035	1,255	1,252
Fannie Mae 5.50% 2036	3,938	3,929
Fannie Mae 6.00% 2036	8,108	8,217
Fannie Mae 5.00% 2037	3,985	3,884
Fannie Mae 5.00% 2037	3,414	3,327
Fannie Mae 5.00% 2037	2,343	2,283
Fannie Mae 5.382% 2037[2]	9,833	9,836
Fannie Mae 5.50% 2037	10,752	10,721
Fannie Mae 5.783% 2037[2]	11,019	11,029
Fannie Mae 6.00% 2037	12,430	12,596
Fannie Mae 6.00% 2037	3,777	3,781
Fannie Mae 6.172% 2037[2]	14,213	14,413
Fannie Mae 6.50% 2037	9,153	9,395
Fannie Mae 6.50% 2037	3,952	4,012
Fannie Mae 6.50% 2037	3,837	3,896
Fannie Mae 6.50% 2037	2,738	2,810
Fannie Mae 7.00% 2037	11,534	12,049
Fannie Mae 7.00% 2037	6,712	6,923
Fannie Mae 7.00% 2037	4,657	4,804
Fannie Mae 7.00% 2037	3,937	4,061
Fannie Mae 7.00% 2037	3,001	3,095
Fannie Mae 4.443% 2038[2]	4,426	4,323
Fannie Mae 4.50% 2038	9,954	9,393
Fannie Mae 4.539% 2038[2]	1,684	1,655
Fannie Mae 5.00% 2038	58,318	56,822
Fannie Mae 5.00% 2038	11,036	10,753
Fannie Mae 5.322% 2038[2]	2,483	2,485
Fannie Mae 5.50% 2038	12,356	12,320
Fannie Mae 5.50% 2038	11,021	10,989
Fannie Mae 6.50% 2038	4,413	4,480
Fannie Mae 7.00% 2038	3,165	3,265
Fannie Mae 7.00% 2038	1,133	1,183
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	105	109
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	97	102
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	136	144
Government National Mortgage Assn. 6.00% 2038	41,692	42,314
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[2]	18,117	11,431
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,687	4,129
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	9,503	6,434
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	4,921	3,435
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,111	1,570
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,087
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,917
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	5,000	3,561
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,664
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,849
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[2]	1,225	1,106
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	6,595
Nykredit 4.00% 2035	57,932	9,323
Nykredit 5.00% 2038	28,721	4,957
Nykredit 6.00% 2038	27,503	4,942
Nykredit 6.00% 2038	15,390	2,809
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,134	3,697
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,038	1,680
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,466	1,399
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,250	1,177
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,387	1,822
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,379	1,844
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[2]	9,439	5,325
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[2]	3,342	2,003
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.935% 2047[2]	1,377	823
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	1,750	1,742
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	3,000	2,772
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	3,000	2,913
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3]	4,500	4,258
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3]	3,000	2,847
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	996	872
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[2]	2,856	2,449
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037	7,500	5,596
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,800	4,719
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[4]	2,058	1,606
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,665	3,981
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,440	3,622
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	4,923	3,534
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	3,701	3,639
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	5,000	4,920
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,711
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	2,000	1,802
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	2,000	1,670
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	4,000	3,250
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,4]	6,500	5,135
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	3,000	2,972
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	6,300	5,920
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	1,000	875
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	1,300	1,127
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	500	435
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[2]	4,000	3,886
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.727% 2037[2,3]	2,000	1,439
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,373	2,318
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,437
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,901
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[2]	3,160	3,063
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,445	2,289
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	889
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	8,043	5,044
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	2,854	1,556
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	2,230	1,445
Bank of America 5.50% 2012[3]	7,000	7,186
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[2]	1,641	1,475
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.797% 2036[2]	4,741	2,927
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.626% 2037[2]	4,004	2,563
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	4,154	3,943
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	3,161	3,001
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	6,504	6,262
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,557
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,637
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.796% 2036[2]	4,946	3,016
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.331% 2036[2]	4,667	3,135
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	500	465
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3,4]	6,000	5,501
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.876% 2037[2]	5,198	3,627
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,988	1,088
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	1,851	1,176
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,320
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.574% 2035[2]	6,963	4,965
Swedish Government 4.00% 2012[4]	34,000	4,645
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	977	955
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	753
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,923
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[4]	4,089	4,111
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,687	3,789
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	1,000	906
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[2]	3,000	2,872
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[2]	1,532	959
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.891% 2037[2]	1,514	980
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.91% 2037[2]	3,010	1,836
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	4,074	3,719
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.913% 2036[2]	5,992	3,703
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	4,040	3,611
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,210	1,130
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	2,755	2,259
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	831	835
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.143% 2042[2]	2,550	2,488
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	4,085	3,297
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[2]	3,925	3,286
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	5,000	3,191
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.327% 2046[2]	3,436	3,162
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.133% 2033[2]	545	487
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.958% 2034[2]	736	613
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,028
Northern Rock PLC 5.625% 2017[3]	3,000	3,056
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,940	2,890
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	2,786	2,644
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,454	2,308
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.491% 2027[2,3]	72	72
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	2,321	2,321
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[2]	2,500	2,267
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.421% 2030[2]	1,250	1,246
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030[2]	466	465
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	1,650	1,457
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,234	1,241
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,312	1,238
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	69	69
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,129	1,158
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,147	1,154
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	757
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	745	743
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	482	491
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	407	405
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	207	207
		1,279,874

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 12.95%
U.S. Treasury 5.75% 2010	8,420	9,020
U.S. Treasury 4.50% 2011	18,000	19,040
U.S. Treasury 4.875% 2011	12,060	12,947
U.S. Treasury 3.00% 2012[2,4]	4,140	5,262
U.S. Treasury 4.25% 2012	10,000	10,599
U.S. Treasury 4.875% 2012	15,400	16,559
U.S. Treasury 3.375% 2013	30,000	30,566
U.S. Treasury 3.875% 2013	50,000	52,069
U.S. Treasury 4.25% 2013	15,000	15,942
U.S. Treasury 4.00% 2014	9,000	9,455
U.S. Treasury 4.50% 2016	34,000	36,264
U.S. Treasury 5.125% 2016	106,550	117,288
U.S. Treasury 7.50% 2016	60,000	75,424
U.S. Treasury 9.25% 2016	11,000	15,064
U.S. Treasury 2.375% 2017[4,5]	12,069	5,198
U.S. Treasury 4.625% 2017	6,420	6,832
U.S. Treasury 3.875% 2018	890	896
U.S. Treasury 4.00% 2018	2,865	2,906
U.S. Treasury 8.50% 2020	25,500	35,403
U.S. Treasury 6.00% 2026	4,000	4,749
U.S. Treasury 5.25% 2029	8,500	9,430
U.S. Treasury 4.50% 2036	6,935	7,116
Freddie Mac 3.125% 2010	18,070	18,031
Freddie Mac 5.25% 2011	30,500	31,984
Freddie Mac 5.875% 2011	6,539	6,791
Freddie Mac: 5.75% 2012	40,000	42,663
Freddie Mac 5.75% 2016	7,950	7,810
Freddie Mac 5.50% 2017	23,000	24,322
Freddie Mac 5.00% 2018	6,750	6,315
Fannie Mae 5.50% 2011	5,000	5,257
Fannie Mae 5.25% 2012	33,350	33,423
Fannie Mae 6.125% 2012	7,500	8,098
Fannie Mae 4.625% 2013	20,000	19,694
CoBank ACB 7.875% 2018[3]	9,260	8,932
CoBank ACB 3.419% 2022[2,3]	21,925	16,196
Federal Home Loan Bank 5.625% 2016	10,000	9,653
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,052
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	391	397
		742,647

FINANCIALS — 10.99%
Countrywide Home Loans, Inc. 5.875% 2008	£810	$1,429
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$3,989	3,669
Countrywide Home Loans, Inc., Series K, 5.625% 2009	3,325	3,145
Countrywide Home Loans, Inc., Series H, 6.25% 2009	1,926	1,871
Countrywide Financial Corp., Series A, 4.50% 2010	990	895
Countrywide Financial Corp. 6.25% 2010	A$1,200	860
Countrywide Financial Corp., Series B, 3.242% 2012[2]	$5,000	4,275
Countrywide Financial Corp., Series B, 5.80% 2012	11,098	9,383
Bank of America Corp. 5.30% 2017	13,095	10,896
Countrywide Financial Corp., Series A, 0.00% 2037[2,3]	7,500	7,388
Countrywide Financial Corp., Series A, 0.00% 2037[2]	3,500	3,448
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	9,970	8,068
JPMorgan Chase & Co. 4.891% 2015[2]	5,300	5,233
JPMorgan Chase Bank NA 6.00% 2017	10,000	9,181
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	11,290	9,530
General Motors Acceptance Corp. 5.625% 2009[4]	4,000	2,965
Residential Capital Corp. 8.375% 2010[2]	23,075	5,423
Residential Capital Corp. 8.50% 2010[3,4]	1,689	929
General Motors Acceptance Corp. 7.25% 2011	10,460	4,950
General Motors Acceptance Corp. 6.625% 2012	5,000	2,118
General Motors Acceptance Corp. 6.875% 2012	7,000	2,784
General Motors Acceptance Corp. 7.00% 2012	4,390	1,790
General Motors Acceptance Corp. 5.011% 2014[2,4]	5,000	1,850
General Motors Acceptance Corp. 6.75% 2014	1,500	576
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	1,925
Westfield Group 5.40% 2012[3]	$5,000	4,622
Westfield Group 5.70% 2016[3]	3,130	2,701
Westfield Group 7.125% 2018[3]	11,000	9,905
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	9,000	8,115
Merrill Lynch & Co., Inc. 6.875% 2018	11,090	9,828
Citigroup Inc. 4.125% 2010	3,000	2,770
Citigroup Capital XXI 8.30% 2077[2]	20,000	14,934
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€1,645	2,263
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	$1,050	840
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[2,3]	15,185	14,515
American General Finance Corp., Series J, 3.087% 2011[2]	5,000	2,987
American International Group, Inc. 4.00% 2011	€300	249
International Lease Finance Corp., Series R, 5.40% 2012	$2,500	1,855
International Lease Finance Corp., Series R, 5.625% 2013	6,875	4,471
International Lease Finance Corp., Series R, 5.65% 2014	2,500	1,475
American General Finance Corp., Series J, 6.50% 2017	1,750	803
American General Finance Corp., Series J, 6.90% 2017	8,185	3,800
ILFC E-Capital Trust I 5.90% 2065[2,3]	1,500	452
American General Capital I 6.00% 2067[2,3]	4,020	1,081
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,500	401
Ford Motor Credit Co. 9.75% 2010[2,4]	9,250	6,836
Ford Motor Credit Co. 7.25% 2011	2,425	1,543
Ford Motor Credit Co. 5.538% 2012[2,4]	10,755	6,507
Ford Motor Credit Co. 8.00% 2016	4,190	2,653
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€1,635	2,267
UniCredito Italiano SpA 5.584% 2017[2,3]	$9,480	8,677
UniCredito Italiano SpA 6.00% 2017[3]	6,700	5,711
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,323
Resona Bank, Ltd. 4.125% (undated)[2]	970	1,086
Resona Bank, Ltd. 5.85% (undated)[2,3]	$18,880	13,905
MetLife, Inc. 5.50% 2014	2,044	1,954
MetLife Capital Trust IV 7.875% 2067[2,3]	2,700	1,854
MetLife Capital Trust X 9.25% 2068[2,3]	11,900	11,323
Liberty Mutual Group Inc. 6.50% 2035[3]	435	317
Liberty Mutual Group Inc. 7.50% 2036[3]	4,875	3,857
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	3,085	1,867
Liberty Mutual Group Inc., Series C, 10.75% 2088[2,3]	11,910	8,590
Royal Bank of Scotland Group PLC 6.99% (undated)[2,3]	16,940	12,922
HBOS PLC 6.75% 2018[3]	8,340	7,005
HBOS PLC 5.375% (undated)[2,3]	5,000	3,096
HBOS PLC 6.657% (undated)[2,3]	2,500	1,417
PLD International Finance LLC 4.375% 2011	€400	522
ProLogis 5.50% 2012	$2,500	2,399
ProLogis 6.625% 2018	9,750	8,388
Capmark Financial Group Inc. 3.453% 2010[2]	5,750	4,085
Capmark Financial Group Inc. 5.875% 2012	4,000	1,995
Capmark Financial Group Inc. 6.30% 2017	13,185	5,187
HSBK (Europe) BV 7.75% 2013	3,125	2,164
HSBK (Europe) BV 7.75% 2013[3]	505	350
HSBK (Europe) BV 7.25% 2017[3]	13,760	8,607
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,702
Wells Fargo & Co. 5.625% 2017	1,205	1,109
Wells Fargo Capital XV 9.75% (undated)[2]	7,450	7,233
PNC Funding Corp. 2.999% 2014[2]	5,000	4,551
PNC Funding Corp., Series II, 6.113% (undated)[2,3]	2,500	1,722
PNC Preferred Funding Trust III 8.70% (undated)[2,3]	5,000	4,465
CNA Financial Corp. 6.60% 2008	1,736	1,735
CNA Financial Corp. 5.85% 2014	625	585
CNA Financial Corp. 6.50% 2016	5,540	5,124
CNA Financial Corp. 7.25% 2023	3,000	2,622
Hospitality Properties Trust 6.85% 2012	340	320
Hospitality Properties Trust 6.75% 2013	1,500	1,369
Hospitality Properties Trust 5.125% 2015	560	432
Hospitality Properties Trust 6.30% 2016	1,395	1,105
Hospitality Properties Trust 5.625% 2017	5,315	3,922
Hospitality Properties Trust 6.70% 2018	3,530	2,778
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	7,300	7,009
Santander Perpetual, SA Unipersonal 4.375% (undated)[2]	€2,065	2,193
CIT Group Inc. 6.875% 2009	$2,500	2,198
CIT Group Inc. 3.075% 2011[2]	5,000	3,054
CIT Group Inc. 5.40% 2013	4,000	2,231
CIT Group Inc. 6.10% 2067[2]	4,500	1,256
Lincoln National Corp. 5.65% 2012	3,250	3,198
Lincoln National Corp. 7.00% 2066[2]	6,630	5,063
New York Life Global Funding 3.875% 2009[3]	2,250	2,246
New York Life Global Funding 4.65% 2013[3]	5,700	5,702
Fifth Third Bancorp 8.25% 2038	3,000	2,281
Fifth Third Capital Trust IV 6.50% 2067[2]	11,900	5,214
Kimco Realty Corp. 6.00% 2012	500	490
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,227
Kimco Realty Corp. 5.70% 2017	5,000	4,310
Société Générale 5.75% 2016[3]	7,150	6,752
Standard Chartered Bank 6.40% 2017[3]	7,290	6,750
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	1,961
Glen Meadow Pass-Through Trust 6.505% 2067[2,3]	5,250	4,517
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[1,2,6]	105	79
Realogy Corp., Term Loan B, 5.487% 2013[1,2,6]	389	295
Realogy Corp. 10.50% 2014	7,280	3,240
Realogy Corp. 11.00% 2014[7]	5,000	1,938
Realogy Corp. 12.375% 2015	2,500	862
Host Marriott, LP, Series M, 7.00% 2012	4,050	3,635
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	2,610
ORIX Corp. 5.48% 2011	6,680	6,142
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	1,250	1,448
Prudential Financial, Inc. 8.875% 2068[2]	5,000	4,579
HSBC Holdings PLC 6.50% 2037	6,960	5,937
Catlin Insurance Ltd. 7.249% (undated)[2,3]	13,110	5,859
Rouse Co. 3.625% 2009	1,140	1,020
Rouse Co. 7.20% 2012	2,360	1,687
Rouse Co. 6.75% 2013[3]	4,500	3,082
TuranAlem Finance BV 7.75% 2013[3]	1,000	608
TuranAlem Finance BV 8.50% 2015	2,750	1,719
TuranAlem Finance BV 8.50% 2015[3]	875	547
TuranAlem Finance BV 8.25% 2037[3]	5,000	2,813
ERP Operating LP 4.75% 2009	1,000	982
ERP Operating LP 6.625% 2012	2,000	1,987
ERP Operating LP 6.584% 2015	2,500	2,327
American Express Co. 6.15% 2017	4,000	3,409
American Express Co. 6.80% 2066[2]	2,170	1,858
SLM Corp., Series A, 5.40% 2011	1,210	848
SLM Corp., Series A, 5.45% 2011	5,906	4,136
Chubb Corp. 5.75% 2018	2,480	2,302
Chubb Corp. 6.375% 2067[2]	3,505	2,677
ZFS Finance (USA) Trust II 6.45% 2065[2,3]	5,000	3,605
ZFS Finance (USA) Trust V 6.50% 2067[2,3]	2,000	1,342
E*TRADE Financial Corp. 8.00% 2011	3,075	2,691
E*TRADE Financial Corp. 7.375% 2013	1,550	1,271
E*TRADE Financial Corp. 7.875% 2015	1,050	845
Monumental Global Funding 5.50% 2013[3]	2,490	2,436
Monumental Global Funding III 5.25% 2014[3]	2,000	1,964
Korea Development Bank 5.30% 2013[4]	4,500	4,202
North Front Pass Through Trust 5.81% 2024[2,3]	3,125	2,907
Nationwide Mutual Insurance Co. 8.25% 2031[3]	750	772
Nationwide Mutual Insurance Co. 7.875% 2033[3]	515	509
Principal Life Insurance Co. 6.25% 2012[3]	4,000	4,103
Charles Schwab Corp., Series A, 6.375% 2017	3,000	2,658
Schwab Capital Trust I 7.50% 2037[2]	1,740	1,440
Development Bank of Singapore Ltd. 7.875% 2009[3]	4,000	4,096
Simon Property Group, LP 4.875% 2010	1,000	988
Simon Property Group, LP 6.125% 2018	3,330	2,955
Lazard Group LLC 7.125% 2015	4,265	3,707
Lazard Group LLC 6.85% 2017	70	58
Silicon Valley Bank 5.70% 2012	4,000	3,758
Capital One Financial Corp. 6.15% 2016	5,000	3,758
Jackson National Life Global 5.375% 2013[3]	3,900	3,719
Kazkommerts International BV 7.00% 2009[3]	500	408
Kazkommerts International BV 7.875% 2014[3]	800	476
Kazkommerts International BV 8.00% 2015	1,300	787
Kazkommerts International BV 8.00% 2015[3]	1,250	756
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,150
Zions Bancorporation 5.65% 2014	5,000	3,056
Zions Bancorporation 5.50% 2015	740	423
UnumProvident Corp. 5.859% 2009	2,000	2,021
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,448
ACE INA Holdings Inc. 5.875% 2014	1,080	1,062
ACE INA Holdings Inc. 5.80% 2018	1,400	1,278
ACE INA Holdings Inc. 6.70% 2036	1,155	1,030
Northern Rock PLC 5.60% (undated)[2,3]	1,800	945
Northern Rock PLC 6.594% (undated)[2,3]	4,400	2,310
iStar Financial, Inc. 5.375% 2010	3,500	2,101
iStar Financial, Inc. 6.00% 2010	750	448
iStar Financial, Inc., Series B, 5.125% 2011	1,000	510
Wachovia Bank NA 6.60% 2038	5,000	2,969
AXA SA 6.463% (undated)[2,3]	5,000	2,860
Genworth Financial, Inc. 6.15% 2066[2]	6,500	2,850
Goldman Sachs Group, Inc. 6.15% 2018	1,750	1,458
Goldman Sachs Group, Inc. 6.75% 2037	2,000	1,338
Nationwide Financial Services, Inc. 6.75% 2067[2]	5,155	2,794
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[2]	3,600	2,718
Lehman Brothers Holdings Inc., Series H, 2.878% 2009[2,8]	1,665	216
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[8]	640	83
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[8]	220	29
Lehman Brothers Holdings Inc. 7.875% 2010[8]	50	7
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[8]	1,910	248
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[8]	14,335	1,864
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,8]	7,250	4
Banco Mercantil del Norte, SA 6.135% 2016[3,4]	1,550	1,449
Banco Mercantil del Norte, SA 6.862% 2021[2,3]	900	798
Protective Life Insurance Co., Series 2007-D, 5.45% 2012	2,250	2,237
Sovereign Bancorp, Inc. 8.75% 2018	3,250	2,119
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,034
United Dominion Realty Trust, Inc. 6.50% 2009	$1,000	1,005
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	982
Developers Diversified Realty Corp. 3.875% 2009	1,000	984
Developers Diversified Realty Corp. 4.625% 2010	1,000	960
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,160
Shinsei Bank, Ltd. 3.75% 2016[2]	675	760
Loews Corp. 6.00% 2035	$1,800	1,630
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	1,458
City National Corp. 5.125% 2013	1,500	1,342
Banco Santander-Chile 5.375% 2014[3]	1,265	1,220
Morgan Stanley 10.09% 2017	BRL3,000	996
Chohung Bank 4.50% 2014[2]	$1,030	993
Barclays Bank PLC 7.70% (undated)[2,3]	1,000	825
Chevy Chase Bank, FSB 6.875% 2013	1,000	805
Allstate Corp., Series B, 6.125% 2067[2]	980	720
Assurant, Inc. 5.625% 2014	765	713
Downey Financial Corp. 6.50% 2014	4,065	486
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	390	179
Twin Reefs Asset Trust (XLFA), Series B, 3.488% 2079[2,3]	2,500	253
SunTrust Banks, Inc. 7.25% 2018	430	381
Advanta Capital Trust I, Series B, 8.99% 2026	500	273
Plum Creek Timberlands, LP 5.875% 2015	185	173
		630,473

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 8.40%
Japanese Government 0.90% 2008	¥1,142,400	10,755
Japanese Government 1.30% 2011	1,114,000	10,614
Japanese Government 1.40% 2012	1,161,000	11,103
Japanese Government 1.50% 2014	$720,000	6,931
Japanese Government 1.70% 2016	4,070,450	39,593
Japanese Government 1.70% 2017	218,050	2,114
Japanese Government 2.30% 2035	637,700	5,998
German Government 3.75% 2013	€5,400	7,601
German Government 3.50% 2016	1,665	2,278
German Government, Series 6, 4.00% 2016	2,960	4,173
German Government 3.75% 2017	18,685	25,853
Israeli Government 6.00% 2010[4]	ILS74,730	21,939
Israeli Government 6.50% 2016[4]	14,615	4,405
Israeli Government 5.50% 2017[4]	46,960	13,160
Polish Government 6.00% 2009	PLN11,375	4,692
Polish Government 4.25% 2011	41,970	16,618
Polish Government 5.00% 2013	14,835	5,892
Polish Government 5.25% 2017	25,590	10,181
Singapore (Republic of) 4.375% 2009	S$27,150	19,059
Singapore (Republic of) 3.125% 2011	14,955	10,773
Singapore (Republic of) 3.75% 2016	10,040	7,381
United Kingdom 5.25% 2012	£1,110	2,048
United Kingdom 4.75% 2015	9,596	17,516
United Kingdom 4.00% 2016	2,670	4,657
United Kingdom 8.00% 2021	1,030	2,419
United Kingdom 4.75% 2038	2,970	5,505
Spanish Government 2.90% 2008	€10,450	14,671
Spanish Government 6.15% 2013[4]	10,620	16,022
Swedish Government 5.00% 2009	SKr56,195	8,115
Swedish Government 6.75% 2014	89,810	14,867
Swedish Government 5.00% 2020	39,290	6,296
Queensland Treasury Corp. 6.00% 2011	A$6,040	4,800
Queensland Treasury Corp. 6.00% 2015	23,470	18,659
Queensland Treasury Corp. 6.00% 2017	4,610	3,646
United Mexican States Government Global 9.875% 2010	$1,000	1,080
United Mexican States Government Global 6.375% 2013	1,260	1,298
United Mexican States Government, Series MI10, 9.50% 2014	MXN67,400	6,474
United Mexican States Government, Series M10, 7.75% 2017	37,000	3,234
United Mexican States Government, Series M20, 10.00% 2024	48,400	5,015
United Mexican States Government Global 6.05% 2040	$5,000	4,505
Belgium (Kingdom of), Series 49, 4.00% 2017	€9,930	13,433
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	4,592
Irish Government 4.50% 2018	3,570	4,986
Irish Government 4.40% 2019	7,080	9,713
Malaysian Government 3.756% 2011	MYR 8,000	2,315
Malaysian Government 3.833% 2011	18,060	5,229
Malaysian Government 4.262% 2016	12,900	3,707
Netherlands Government Eurobond 4.25% 2013	€4,870	6,919
Netherlands Government Eurobond 4.50% 2017	2,610	3,728
French Government O.A.T. Eurobond 4.75% 2035	5,190	7,289
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,200
Russian Federation 8.25% 2010[1]	1,167	1,208
Russian Federation 8.25% 2010[1,3]	667	691
Russian Federation 7.50% 2030[1,9]	4,900	4,961
KfW 1.35% 2014	¥564,000	5,332
European Investment Bank 6.125% 2017	A$6,000	4,701
Panama (Republic of) Global 7.125% 2026	$390	402
Panama (Republic of) Global 9.375% 2029	500	622
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,277
Argentina (Republic of) 1.564% 2012[1,2,4]	A$4,000	1,439
Argentina (Republic of) 5.83% 2033[1,4,5,7]	ARS10,139	1,764
Corporación Andina de Fomento 5.75% 2017	$3,000	2,776
Canadian Government 4.25% 2026[4,5]	C$1,318	1,597
Austria (Republic of) 4.30% 2017	€1,100	1,543
El Salvador (Republic of) 7.65% 2035[3]	$580	571
		481,935

CONSUMER DISCRETIONARY — 6.57%
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011[9]	1,225	717
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011[9]	425	310
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	6,200	5,580
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	3,872
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[1,2,6]	10,074	8,061
Charter Communications Operating, LLC, Term Loan B, 8.77% 2014[1,2,6]	4,975	4,736
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[3]	3,000	2,925
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	2,660
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[1,2,6]	559	533
Univision Communications Inc. 7.85% 2011	9,160	7,191
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[1,2,6]	5,010	3,231
Univision Communications Inc. 9.75% 2015[3,7]	20,355	9,567
AOL Time Warner Inc. 6.875% 2012	6,250	6,202
Time Warner Inc. 5.875% 2016	1,510	1,329
AOL Time Warner Inc. 7.625% 2031	10,635	9,258
Time Warner Inc. 6.50% 2036	4,660	3,548
Tele-Communications, Inc. 9.80% 2012	2,000	2,188
Comcast Corp. 5.85% 2015	6,275	5,789
Comcast Corp. 6.30% 2017	3,380	3,113
Comcast Corp. 5.70% 2018	5,425	4,744
Comcast Corp. 6.95% 2037	630	539
Comcast Corp. 6.40% 2038	4,590	3,682
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,660
Macy’s Retail Holdings, Inc. 7.875% 2015	6,940	6,589
Federated Retail Holdings, Inc. 5.90% 2016	9,780	8,074
General Motors Corp. 7.20% 2011	5,210	3,074
General Motors Corp. 7.125% 2013	10,840	5,014
General Motors Corp. 7.25% 2013	€1,000	584
General Motors Corp. 8.80% 2021	$19,470	7,496
News America Inc. 4.75% 2010	2,000	1,990
News America Holdings Inc. 9.25% 2013	2,500	2,673
News America Holdings Inc. 8.25% 2018	4,885	4,867
News America Inc. 6.65% 2037	5,400	4,542
News America Inc. 6.75% 2038	1,000	976
Time Warner Cable Inc. 5.40% 2012	5,000	4,760
Time Warner Cable Inc. 6.75% 2018	9,000	8,420
MGM MIRAGE 6.00% 2009	4,750	4,465
MGM MIRAGE 6.75% 2012	4,000	3,150
MGM MIRAGE 6.75% 2013	1,250	981
MGM MIRAGE 5.875% 2014	3,200	2,328
MGM MIRAGE 7.50% 2016	1,000	735
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,903
K. Hovnanian Enterprises, Inc. 6.50% 2014	1,000	595
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	1,714
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,965	1,720
K. Hovnanian Enterprises, Inc. 7.50% 2016	1,780	1,041
K. Hovnanian Enterprises, Inc. 8.625% 2017	4,850	2,983
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,791
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,631
J.C. Penney Corp., Inc. 5.75% 2018	1,800	1,515
Toys “R” Us, Inc. 7.625% 2011	8,595	7,220
Toys “R” Us-Delaware, Inc., Term Loan B, 7.059% 2012[1,2,6]	2,000	1,806
Target Corp. 6.00% 2018	5,500	5,216
Target Corp. 7.00% 2038	4,000	3,775
CanWest Media Inc., Series B, 8.00% 2012	10,153	8,528
Michaels Stores, Inc., Term Loan B, 4.75% 2013[1,2,6]	2,222	1,641
Michaels Stores, Inc. 10.00% 2014	8,950	5,683
Michaels Stores, Inc. 0%/13.00% 2016[9]	750	229
Michaels Stores, Inc. 11.375% 2016	750	358
Standard Pacific Corp. 5.125% 2009	2,000	1,920
Standard Pacific Corp. 6.875% 2011	300	256
Standard Pacific Corp. 7.75% 2013	4,500	3,690
Standard Pacific Corp. 6.25% 2014	1,345	1,022
Standard Pacific Corp. 7.00% 2015	1,340	1,018
Allison Transmission Holdings, Inc., Term Loan B, 5.22% 2014[1,2,6]	4,869	4,070
Allison Transmission Holdings, Inc. 11.00% 2015[3]	4,350	3,806
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,014
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,359
Radio One, Inc., Series B, 8.875% 2011	7,410	6,095
Radio One, Inc. 6.375% 2013[4]	1,650	1,097
Thomson Corp. 6.20% 2012	1,035	1,054
Thomson Reuters Corp. 6.50% 2018	6,150	5,892
Ford Motor Co., Term Loan B, 5.49% 2013[1,2,6]	5,184	3,460
FCE Bank PLC 7.125% 2013[4]	€3,000	2,870
Ford Motor Co. 6.50% 2018	$555	230
Ford Motor Co. 8.875% 2022	315	145
Cox Communications, Inc. 7.875% 2009	1,500	1,504
Cox Communications, Inc. 4.625% 2010	1,750	1,725
Cox Communications, Inc. 5.45% 2014	3,500	3,265
Beazer Homes USA, Inc. 8.625% 2011	5,000	4,075
Beazer Homes USA, Inc. 8.125% 2016	3,145	2,013
Liberty Media Corp. 7.75% 2009	1,750	1,762
Liberty Media Corp. 7.875% 2009	2,200	2,218
Liberty Media Corp. 8.25% 2030	2,375	1,614
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,138
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,417
Edcon Pty Ltd. 8.208% 2014[2]	€6,000	5,064
NTL Cable PLC 8.75% 2014	$3,200	2,704
NTL Cable PLC 8.75% 2014	€1,000	1,087
NTL Cable PLC 9.75% 2014	£700	962
Marriott International, Inc., Series J, 5.625% 2013	$5,000	4,721
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,722
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	945
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,200	4,459
KB Home 5.875% 2015	1,630	1,304
KB Home 6.25% 2015	3,735	3,063
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,361
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,608
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	3,397
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	277
Thomson Learning 10.50% 2015[3]	4,500	3,577
Seminole Tribe of Florida 5.798% 2013[1,3]	1,575	1,603
Seminole Tribe of Florida 7.804% 2020[1,3]	1,230	1,230
D.R. Horton, Inc. 8.00% 2009	2,700	2,670
Kabel Deutschland GmbH 10.625% 2014	2,625	2,586
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	666
Dex Media, Inc., Series B, 0%/9.00% 2013[9]	1,400	651
Dex Media, Inc., Series B, 0%/9.00% 2013[9]	1,250	581
Dex Media, Inc., Series B, 8.00% 2013	1,250	581
Vidéotron Ltée 6.875% 2014	1,625	1,544
Vidéotron Ltée 6.375% 2015	1,000	885
Meritage Corp. 7.731% 2017[3,4]	4,000	2,285
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,258
American Media Operations, Inc. 8.875% 2011	3,030	2,106
American Media Operations, Inc. 8.875% 2011[3]	110	77
Dollar General Corp. 10.625% 2015	1,050	1,039
Dollar General Corp. 11.875% 2017[2,7]	1,150	1,070
Staples, Inc. 7.375% 2012	2,000	2,074
Dillard’s, Inc. 6.625% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,351
Centex Corp. 5.70% 2014	890	694
Centex Corp. 5.25% 2015	1,690	1,251
Boyd Gaming Corp. 7.75% 2012	1,350	1,195
Boyd Gaming Corp. 6.75% 2014	1,000	723
Cinemark USA, Inc., Term Loan B, 4.56% 2013[1,2,6]	833	733
Cinemark, Inc. 0%/9.75% 2014[9]	1,000	966
Neiman Marcus Group, Inc. 9.00% 2015[7]	1,900	1,601
Tenneco Automotive Inc. 8.625% 2014	2,000	1,600
MDC Holdings, Inc. 5.50% 2013	1,750	1,580
Visteon Corp. 8.25% 2010	283	236
Visteon Corp. 7.00% 2014	2,000	820
Visteon Corp. 12.25% 2016[3]	730	442
Quebecor Media Inc. 7.75% 2016	1,575	1,386
Goodyear Tire & Rubber Co. 6.678% 2009[2]	1,375	1,354
Delphi Automotive Systems Corp. 6.50% 2009[8]	7,500	938
Delphi Corp. 6.50% 2013[8]	480	62
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	63
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,750	219
Regal Cinemas Corp., Series B, 9.375% 2012[4]	1,000	979
Viacom Inc. 6.25% 2016	1,000	902
Claire’s Stores, Inc. 9.25% 2015	1,675	704
Toll Brothers, Inc. 4.95% 2014	765	658
Sealy Mattress Co. 8.25% 2014	800	632
William Lyon Homes, Inc. 7.625% 2012	1,500	593
AMC Entertainment Inc. 8.00% 2014	675	584
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	546
Clear Channel Communications, Inc. 5.50% 2014	1,425	449
Young Broadcasting Inc. 10.00% 2011	2,716	407
		376,758

INDUSTRIALS — 4.02%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	865
Continental Airlines, Inc. 8.75% 2011	2,000	1,440
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,427
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	219	175
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,279	1,065
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,768	1,503
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,083	2,713
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,162	988
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,762	3,216
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	634	533
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	950
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,632	2,317
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,462	2,326
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	448	435
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	7,807
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	865
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	238	219
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	9,484
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,568	1,333
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.55% 2014[1,2,6]	4,266	3,946
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 7.47% 2014[1,2,6]	4,316	3,992
DAE Aviation Holdings, Inc. 11.25% 2015[3,4]	8,255	7,430
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,074
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,546	1,469
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,619
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	7,859
AMR Corp. 9.00% 2016	1,500	923
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	889	435
AMR Corp. 10.20% 2020	1,345	841
AMR Corp. 10.00% 2021[4]	1,200	750
Nielsen Finance LLC, Term Loan B, 4.803% 2013[1,2,6]	2,977	2,641
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	8,404
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	4,200	2,751
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	185	184
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,8]	3,633	4,196
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	3,035	3,065
United Air Lines, Inc., Term Loan B, 5.75% 2014[1,2,6]	4,197	2,626
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	178	168
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	265	262
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,4,8]	230	0
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	3,777	2,917
CSX Corp. 6.25% 2015	5,000	4,769
CSX Corp. 7.45% 2038	7,500	6,897
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,195
Koninklijke Philips Electronics NV 6.875% 2038	7,150	7,107
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	983
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	963
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,544
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	978
Allied Waste North America, Inc. 7.25% 2015	2,000	1,925
Allied Waste North America, Inc. 6.875% 2017	2,000	1,870
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[1,2,4,6]	9,191	8,295
DynCorp International and DIV Capital Corp. 9.50% 2013[3]	5,000	4,975
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,279
Hutchison Whampoa International Ltd. 7.00% 2011[3]	500	510
Hutchison Whampoa International Ltd. 6.50% 2013[3]	6,750	6,587
Canadian National Railway Co. 4.95% 2014	1,430	1,386
Canadian National Railway Co. 5.55% 2018	5,375	5,316
General Electric Capital Corp., Series A, 3.072% 2018[2]	1,000	907
General Electric Capital Corp., Series A, 3.174% 2026[2]	6,400	5,467
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,221
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,980
Ashtead Group PLC 8.625% 2015[3]	1,000	865
Ashtead Capital, Inc. 9.00% 2016[3]	5,660	4,896
John Deere Capital Corp. 5.40% 2011	2,000	2,017
John Deere Capital Corp., Series D, 4.50% 2013	3,500	3,344
ARAMARK Corp., Term Loan B, 5.637% 2014[1,2,6]	3,083	2,703
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[1,2,6]	196	172
ARAMARK Corp. 6.301% 2015[2]	200	176
ARAMARK Corp. 8.50% 2015	2,175	2,055
B/E Aerospace 8.50% 2018	4,330	4,211
Union Pacific Corp. 5.75% 2017	1,080	1,001
Union Pacific Corp. 5.70% 2018	3,265	3,046
Caterpillar Financial Services Corp., Series F, 6.20% 2013	4,000	4,004
TFM, SA de CV 9.375% 2012	3,150	3,229
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,071
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	1,428	1,437
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,618	1,584
Atrium Companies, Inc., Term Loan B, 6.54% 2012[1,2,6]	3,447	2,534
Tyco International Group SA 6.125% 2008	2,375	2,378
US Investigations Services, Inc. 11.75% 2016[3,4]	2,955	2,364
American Standard Inc. 7.625% 2010	2,300	2,351
Atlas Copco AB 5.60% 2017[3]	2,340	2,277
THL Buildco, Inc. 8.50% 2014	3,225	1,854
USG Corp. 6.30% 2016	2,000	1,520
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,379
Waste Management, Inc. 7.375% 2010	650	673
WMX Technologies, Inc. 7.10% 2026	500	475
Volvo Treasury AB 5.00% 2017	€590	754
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[1,2,6]	$696	549
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3,4]	423	432
		230,718

TELECOMMUNICATION SERVICES — 3.40%
Nextel Communications, Inc., Series E, 6.875% 2013	19,770	13,452
Nextel Communications, Inc., Series F, 5.95% 2014	195	131
Nextel Communications, Inc., Series D, 7.375% 2015	18,580	12,270
Sprint Nextel Corp. 6.00% 2016	11,000	8,483
Sprint Capital Corp. 8.75% 2032	5,350	4,182
AT&T Corp. 7.30% 2011[2]	1,850	1,923
AT&T Wireless Services, Inc. 7.875% 2011	1,890	1,991
SBC Communications Inc. 5.10% 2014	2,700	2,528
SBC Communications Inc. 5.625% 2016	6,750	6,261
AT&T Inc. 5.50% 2018	6,335	5,651
AT&T Inc. 5.60% 2018	2,270	2,035
SBC Communications Inc. 6.45% 2034	2,130	1,833
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,177
Qwest Capital Funding, Inc. 7.25% 2011	11,475	10,787
Qwest Communications International Inc. 7.25% 2011	4,000	3,810
Qwest Corp. 8.875% 2012	1,250	1,231
Qwest Capital Funding, Inc. 7.625% 2021	350	268
U S WEST Capital Funding, Inc. 6.875% 2028	700	490
Olivetti Finance NV 7.25% 2012	€905	1,278
Telecom Italia Capital SA 5.25% 2015	$4,000	3,334
Telecom Italia Capital SA 6.999% 2018	7,500	6,744
Telecom Italia SpA 7.75% 2033[4]	€1,350	1,747
Telecom Italia Capital SA 7.20% 2036	$350	277
Telecom Italia Capital SA 7.721% 2038	6,750	5,609
Verizon Communications Inc. 5.25% 2013	5,000	4,824
Verizon Communications Inc. 5.50% 2017	8,885	7,990
Verizon Global Funding Corp. 7.75% 2030	1,900	1,799
Verizon Communications Inc. 6.90% 2038	2,300	2,045
American Tower Corp. 7.125% 2012	5,250	5,197
American Tower Corp. 7.50% 2012	4,500	4,455
American Tower Corp. 7.00% 2017[3]	2,650	2,544
British Telecommunications PLC 5.15% 2013	4,000	3,737
British Telecommunications PLC 5.95% 2018	8,905	7,911
Cricket Communications, Inc. 9.375% 2014	4,880	4,563
Cricket Communications, Inc. 10.875% 2014	2,700	2,524
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,621
Windstream Corp. 8.625% 2016	5,800	5,380
Rogers Wireless Inc. 7.25% 2012	3,825	3,886
Rogers Wireless Inc. 7.50% 2015	1,975	2,010
Singapore Telecommunications Ltd. 6.375% 2011[3]	5,000	5,160
Centennial Communications Corp. 8.541% 2013[2]	500	458
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	1,990
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,686
Telefónica Emisiones, SAU 5.984% 2011	5,000	4,948
Embarq Corp. 6.738% 2013	5,000	4,411
Cincinnati Bell Inc. 7.25% 2013	3,750	3,394
NTELOS Inc., Term Loan B, 5.96% 2011[1,2,6]	2,413	2,291
Intelsat, Ltd. 6.50% 2013	3,000	1,935
Digicel Group Ltd. 8.875% 2015[3]	2,000	1,685
Level 3 Financing, Inc. 9.25% 2014	2,000	1,520
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,338
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	2,195	428
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	588
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	163
France Télécom 7.75% 2011[2]	1,000	1,050
MetroPCS Wireless, Inc. 9.25% 2014	225	211
		195,234

ASSET-BACKED OBLIGATIONS[1] — 2.90%
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.138% 2012[2]	7,550	7,201
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.888% 2013[2]	13,500	12,498
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,185
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,690
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,504
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	6,658
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	6,807	6,639
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	4,000	3,838
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,516
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,198
Chase Issuance Trust, Series 2007-A9, Class A, 2.518% 2014[2]	11,500	10,789
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	7,445	5,956
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.538% 2015[2,3]	5,000	3,811
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,160
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,253
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,248
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	9,137
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	3,259	3,222
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,500
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	4,867
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[3]	6,000	4,800
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	2,244	2,205
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	2,638	2,378
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	5,000	4,566
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 3.297% 2036[2]	4,240	3,690
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.267% 2037[2]	985	849
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	4,500	4,512
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	5,000	4,288
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,3,4]	4,429	4,065
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	3,861
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 2.618% 2012[2]	4,000	3,815
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	3,929	3,796
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	3,342	3,203
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,990
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[2]	2,700	2,520
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 2.628% 2037[2]	2,635	2,032
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	3,869	1,613
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,447
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	1,500	1,098
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2]	1,210	1,035
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,421	782
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	715	701
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	699	698
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.357% 2036[2,4]	1,350	580
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 3.307% 2037[2]	1,818	367
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	378	305
		166,066

UTILITIES — 2.64%
Edison Mission Energy 7.75% 2016	6,000	5,670
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,634
Edison Mission Energy 7.00% 2017	4,050	3,665
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	3,000	2,868
Edison Mission Energy 7.20% 2019	5,250	4,646
Edison Mission Energy 7.625% 2027	4,500	3,667
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	9,937
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	8,500	7,899
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[1,2,6]	2,977	2,516
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[3]	7,025	6,375
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[3]	6,475	5,876
AES Corp. 9.50% 2009	695	692
AES Corp. 9.375% 2010	4,769	4,793
AES Corp. 8.75% 2013[3]	3,958	3,998
AES Red Oak, LLC, Series A, 8.54% 2019[1]	834	834
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,450
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,048
MidAmerican Energy Co. 5.30% 2018	4,000	3,638
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	6,007
Ohio Edison Co. 6.40% 2016	7,750	7,384
Ohio Edison Co. 6.875% 2036	2,300	2,054
Veolia Environnement 5.25% 2013	2,070	2,037
Veolia Environnement 6.00% 2018	4,000	3,842
Veolia Environnement 6.125% 2033	€2,740	3,515
E.ON International Finance BV 5.80% 2018[3]	$9,740	9,326
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	8,628
ISA Capital do Brasil SA 7.875% 2012[3]	625	602
ISA Capital do Brasil SA 8.80% 2017[3]	6,500	6,256
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	3,920	3,584
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	2,000	1,581
NRG Energy, Inc. 7.25% 2014	725	674
NRG Energy, Inc. 7.375% 2016	4,675	4,219
Sierra Pacific Power Co., General and Refunding Mortgage Notes, 5.45% 2013	2,850	2,778
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	142
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,372
Israel Electric Corp. Ltd. 7.70% 2018[3]	500	514
Israel Electric Corp. Ltd. 7.25% 2019[3]	2,600	2,609
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,302
National Grid PLC 6.30% 2016	2,315	2,212
SP PowerAssets Ltd. 3.80% 2008[3]	2,000	2,000
ENEL SpA 5.625% 2027	€1,130	1,502
Scottish Power PLC 5.375% 2015	$1,230	1,180
Cilcorp Inc. 8.70% 2009	1,000	1,062
Exelon Generation Co., LLC 6.95% 2011	820	831
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	97
		151,516

ENERGY — 2.51%
TransCanada PipeLines Ltd. 6.50% 2018	10,000	9,716
TransCanada PipeLines Ltd. 6.35% 2067[2]	12,250	9,706
Williams Companies, Inc. 6.375% 2010[3]	1,000	980
Williams Companies, Inc. 7.125% 2011	500	493
Williams Companies, Inc. 8.125% 2012	6,180	6,248
Williams Companies, Inc. 7.875% 2021	7,330	7,345
Williams Companies, Inc. 8.75% 2032	2,400	2,467
Enterprise Products Operating LLC 5.65% 2013	3,375	3,281
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	945
Enterprise Products Operating LLC 6.50% 2019	2,380	2,221
Enterprise Products Operating LP 8.375% 2066[2]	3,160	2,933
Enterprise Products Operating LP 7.034% 2068[2]	2,440	1,970
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	1,364	1,367
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	19	19
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	742
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	360	396
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	7,500	6,726
Gaz Capital SA 6.51% 2022[3]	8,940	6,459
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,264
Gaz Capital SA 7.288% 2037[3]	2,000	1,430
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,026
Kinder Morgan Energy Partners LP 6.00% 2017	380	345
Kinder Morgan Energy Partners LP 6.50% 2037	900	730
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	6,016
Rockies Express Pipeline LLC 6.25% 2013[3]	5,000	4,937
Rockies Express Pipeline LLC 6.85% 2018[3]	4,300	4,135
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	6,733	5,762
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,715	3,179
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	7,340
Southern Natural Gas Co. 5.90% 2017[3]	2,510	2,234
El Paso Natural Gas Co. 5.95% 2017	1,500	1,335
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,724
Southern Natural Gas Co. 8.00% 2032	170	159
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	2,893
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,328
LUKOIL International Finance BV 6.656% 2022[3]	6,100	4,102
TEPPCO Partners LP 7.00% 2067[2]	4,700	3,957
Qatar Petroleum 5.579% 2011[1,3]	3,667	3,713
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	2,782	2,807
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,3]	2,705	2,681
Transocean Inc. 6.00% 2018	2,665	2,492
Marathon Oil Corp. 5.90% 2018	2,500	2,224
Drummond Co., Inc. 7.375% 2016[3]	2,545	2,170
Polar Tankers, Inc. 5.951% 2037[1,3]	2,250	2,017
Sunoco, Inc. 5.75% 2017	2,000	1,898
Pemex Project Funding Master Trust 6.625% 2035	2,000	1,842
Premcor Refining Group Inc. 6.75% 2011	1,250	1,268
Gulfstream Natural Gas 6.19% 2025[3]	1,220	1,039
		144,061

HEALTH CARE — 2.02%
HealthSouth Corp. 9.133% 2014[2]	8,180	7,975
HealthSouth Corp. 10.75% 2016[4]	6,715	6,950
Schering-Plough Corp. 5.375% 2014	€1,020	1,344
Schering-Plough Corp. 6.00% 2017	$9,990	9,384
Schering-Plough Corp. 6.75% 2033[2]	3,655	3,431
Tenet Healthcare Corp. 6.375% 2011	700	649
Tenet Healthcare Corp. 9.875% 2014	5,090	4,988
Tenet Healthcare Corp. 9.25% 2015	3,995	3,795
GlaxoSmithKline Capital Inc. 5.65% 2018	8,970	8,532
HCA Inc., Term Loan B, 6.012% 2013[1,2,6]	7,389	6,579
HCA Inc. 9.125% 2014	580	565
HCA Inc. 9.25% 2016	680	663
HCA Inc. 9.625% 2016[7]	680	648
Bayer AG 5.00% (undated)[2]	€7,030	7,770
Biogen Idec Inc. 6.00% 2013	$7,750	7,660
Coventry Health Care, Inc. 6.30% 2014	7,800	7,161
VWR Funding, Inc. 10.25% 2015[2,4,7]	7,320	6,222
PTS Acquisition Corp. 9.50% 2015[4,7]	7,295	5,471
AstraZeneca PLC 5.40% 2012	4,500	4,525
UnitedHealth Group Inc. 5.375% 2016	5,000	4,448
WellPoint, Inc. 5.25% 2016	625	577
WellPoint, Inc. 5.875% 2017	3,000	2,782
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	750	683
Elan Finance PLC and Elan Finance Corp. 6.935% 2013[2]	2,440	2,013
Viant Holdings Inc. 10.125% 2017[3]	3,240	2,641
Mylan Inc., Term Loan B, 7.063% 2014[1,2,4,6]	2,581	2,374
Surgical Care Affiliates, Inc. 10.00% 2017[3,4]	2,500	1,825
Boston Scientific Corp. 7.00% 2035	1,600	1,432
Humana Inc. 6.45% 2016	1,500	1,378
Cardinal Health, Inc. 5.80% 2016	1,235	1,155
		115,620

INFORMATION TECHNOLOGY — 1.91%
NXP BV and NXP Funding LLC 5.541% 2013[2]	8,025	5,327
NXP BV and NXP Funding LLC 7.713% 2013[2]	€1,100	952
NXP BV and NXP Funding LLC 7.875% 2014	$15,595	10,527
NXP BV and NXP Funding LLC 8.625% 2015	€3,900	2,688
NXP BV and NXP Funding LLC 9.50% 2015	$12,000	6,210
Freescale Semiconductor, Inc., Term Loan B, 4.236% 2013[1,2,6]	1,284	1,054
Freescale Semiconductor, Inc. 6.694% 2014[2]	2,500	1,687
Freescale Semiconductor, Inc. 8.875% 2014	8,350	5,803
Freescale Semiconductor, Inc. 9.125% 2014[7]	8,150	5,175
Freescale Semiconductor, Inc. 10.125% 2016	4,900	3,160
Jabil Circuit, Inc. 5.875% 2010	3,060	2,953
Jabil Circuit, Inc. 8.25% 2018	8,300	7,802
Western Union Co. 2.957% 2008[2]	4,000	3,993
Western Union Co. 5.93% 2016	6,000	5,403
Sanmina-SCI Corp. 6.75% 2013	500	440
Sanmina-SCI Corp. 5.569% 2014[2,3]	2,000	1,750
Sanmina-SCI Corp. 8.125% 2016	8,025	6,861
Celestica Inc. 7.875% 2011	5,775	5,631
Celestica Inc. 7.625% 2013	1,925	1,761
First Data Corp., Term Loan B2, 5.948% 2014[1,2,6]	4,950	4,294
First Data Corp. 9.875% 2015[3]	2,000	1,573
SunGard Data Systems Inc. 9.125% 2013	5,500	4,978
Oracle Corp. 6.50% 2038	5,000	4,560
National Semiconductor Corp. 6.15% 2012	4,500	4,399
KLA-Tencor Corp. 6.90% 2018	3,750	3,493
Ceridian Corp. 11.25% 2015[3]	3,900	3,227
Xerox Corp. 7.125% 2010	2,500	2,558
Electronic Data Systems Corp., Series B, 6.00% 2013[2]	1,500	1,531
Exodus Communications, Inc. 11.625% 2010[4,8]	376	0
		109,790

MATERIALS — 1.31%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,648
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,975	7,867
C5 Capital (SPV) Ltd. 6.196% (undated)[2,3]	5,000	4,846
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	4,589	4,261
International Paper Co. 7.40% 2014	500	501
International Paper Co. 7.95% 2018	7,785	7,662
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,680
Stone Container Corp. 8.375% 2012	2,250	1,901
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,282
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,225
Georgia Gulf Corp. 9.50% 2014	6,000	3,720
Stora Enso Oyj 7.25% 2036[3]	4,950	3,585
UPM-Kymmene Corp. 5.625% 2014[3]	4,000	3,553
Abitibi-Consolidated Co. of Canada 15.50% 2010[3,4]	579	394
Abitibi-Consolidated Co. of Canada 6.319% 2011[2]	1,650	545
Abitibi-Consolidated Inc. 7.75% 2011	2,285	743
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	124
Abitibi-Consolidated Co. of Canada 8.375% 2015	6,780	1,678
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,319
NewPage Corp., Series B, 10.00% 2012	3,500	3,150
Rohm and Haas Co. 6.00% 2017	3,000	2,792
Algoma Steel Inc. 9.875% 2015[3]	3,000	2,719
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[4]	3,433	2,231
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,920
Domtar Corp. 5.375% 2013	$500	425
Domtar Corp. 7.125% 2015	1,500	1,388
JSG Funding PLC 7.75% 2015	2,000	1,675
Plastipak Holdings, Inc. 8.50% 2015[3,4]	2,000	1,630
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,539
Building Materials Corp. of America 7.75% 2014	$1,850	1,471
Georgia-Pacific Corp. 8.125% 2011	500	498
Georgia-Pacific Corp., First Lien Term Loan B, 4.567% 2012[1,2,6]	902	792
Allegheny Technologies, Inc. 8.375% 2011	500	532
		75,296

CONSUMER STAPLES — 0.55%
CVS Caremark Corp. 6.943% 2030[1,3]	$7,478	$7,101
Tesco PLC 5.50% 2017[3]	6,635	5,951
Tesco PLC 5.50% 2033	£330	525
SUPERVALU INC., Term Loan B, 4.679% 2012[1,2,6]	$1,796	1,638
SUPERVALU INC. 7.50% 2012	585	570
Albertson’s, Inc. 7.25% 2013	1,790	1,745
Albertson’s, Inc. 8.00% 2031	2,000	1,863
Kroger Co. 6.40% 2017	4,130	3,967
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,512
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,339
Tyson Foods, Inc. 7.35% 2016[2]	3,355	2,785
Kraft Foods Inc. 6.125% 2018	1,575	1,478
		31,474

MUNICIPALS — 0.23%
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 11.50% 2025[2]	10,000	10,000
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,580
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,302	1,175
State of Louisiana, Tobacco Settlement Financing. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	203	199
		12,954

Total bonds, notes & other debt instruments (cost: $5,246,130,000)		4,744,416

	Shares or
Convertible securities — 0.47%	principal amount

FINANCIALS — 0.34%
Bank of America Corp., Series L, 7.25% convertible preferred	$20,000	16,760
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[4,11]	60,000	2,583
		19,343

CONSUMER DISCRETIONARY — 0.13%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	5,616
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,103
		7,719

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		207

Total convertible securities (cost: $36,603,000)		27,269

Preferred stocks — 1.93%	Shares

FINANCIALS — 1.81%
Bank of America Corp., Series K, 8.00% noncumulative[2]	12,600,000	9,993
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,3]	14,523,000	10,443
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	11,555,000	8,757
Citigroup Inc., Series E, 8.40%[2]	9,890,000	6,744
Standard Chartered PLC 6.409%[2,3]	7,400,000	5,711
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,3]	7,500,000	5,600
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3]	10,800,000	5,542
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up2,3	6,030,000	5,538
Barclays Bank PLC 7.434%[2,3]	6,250,000	5,097
BNP Paribas 7.195%[2,3]	4,500,000	3,136
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	850,000	782
Société Générale 5.922%[2,3]	4,500,000	3,700
RBS Capital Trust IV 4.562% noncumulative trust[2]	4,500,000	3,362
Santander Finance Preferred S.A., Unipersonal, 6.50%[4]	200,000	3,306
PNC Preferred Funding Trust I 6.517%[2,3]	4,700,000	3,290
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3]	2,702,000	2,278
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	930
XL Capital Ltd., Series E, 6.50%[2]	4,476,000	2,645
ING Capital Funding Trust III 8.439% noncumulative[2]	2,700,000	2,491
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2,4]	3,100,000	2,485
Fannie Mae, Series O, 7.00%[2,3]	512,511	1,393
Fannie Mae, Series S, 8.25% noncumulative	320,399	661
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	65,000	1,930
ILFC E-Capital Trust II 6.25%[2,3]	6,365,000	1,904
AXA SA, Series B, 6.379%[2,3]	3,360,000	1,879
QBE Capital Funding II LP 6.797%[2,3]	1,415,000	1,132
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3]	1,502,000	1,116
Freddie Mac, Series Z, 8.375%	284,300	456
Freddie Mac, Series Y, 6.55%	310,050	434
Freddie Mac, Series W, 5.66%	127,000	107
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	750,000	764
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[3]	520,000	5
		103,611

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.07%
CoBank, ACB, Series C, 11.00%[3,10]	80,000	4,030

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		2,878

Total preferred stocks (cost: $195,822,000)		110,519

Common stocks — 0.19%

CONSUMER DISCRETIONARY — 0.09%
Ford Motor Co.[10]	747,930	3,889
Time Warner Cable Inc., Class A10	49,630	1,201
Adelphia Recovery Trust, Series ACC-1[10]	2,409,545	48
Adelphia Recovery Trust, Series ACC-6B4,10	500,000	10
		5,148

INDUSTRIALS — 0.05%
Northwest Airlines Corp.[10]	142,481	1,287
DigitalGlobe Inc.[4,10,11]	306,464	1,073
Delta Air Lines, Inc.[10]	34,408	256
UAL Corp.	1,580	14
		2,630

TELECOMMUNICATION SERVICES — 0.03%
American Tower Corp., Class A10	42,271	1,521
Sprint Nextel Corp., Series 1	33,726	206
Embarq Corp.	1,686	68
XO Holdings, Inc.[10]	1,134	—
		1,795

UTILITIES — 0.02%
Drax Group PLC	71,696	959

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[10]	32,500	104

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,10]	16,114	1

Total common stocks (cost: $15,480,000)		10,637

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010[4,10]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[10]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[3,4,10]	1,000	—

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 13.84%	(000)

Hewlett-Packard Co. 2.18%–3.30% due 10/2–11/19/2008[3]	$98,600	98,257
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[3]	58,800	58,791
JPMorgan Chase & Co. 2.50% due 10/27/2008	23,500	23,456
IBM International Group Capital LLC 2.19% due 10/28/2008[3]	59,000	58,899
Federal Home Loan Bank 2.60%–2.80% due 12/10–12/18/2008	58,100	57,933
Procter & Gamble International Funding S.C.A. 2.10%–2.20% due 10/15–10/20/2008[3]	42,350	42,301
Merck & Co. 2.08%–2.20% due 10/10–10/24/2008	40,000	39,949
Honeywell International Inc. 2.05%–2.07% due 10/14–10/22/2008[3]	36,800	36,745
Fannie Mae 2.62%–2.65% due 12/8–12/15/2008	33,000	32,912
Coca-Cola Co. 2.07%–2.15% due 10/14–11/5/2008[3]	31,500	31,432
Walt Disney Co. 2.13% due 10/9/2008	29,900	29,880
United Parcel Service Inc. 2.04% due 10/3/2008[3]	25,900	25,896
Private Export Funding Corp. 2.25% due 11/18/2008[3]	25,400	25,299
U.S. Treasury Bills 1.9345% due 1/15/2009	24,800	24,730
Harvard University 2.00%–2.08% due 10/7–10/14/2008	23,635	23,616
Medtronic Inc. 2.07% due 11/20/2008[3]	23,600	23,489
Concentrate Manufacturing Co. of Ireland 3.00% due 10/16/2008[3]	23,200	23,169
Illinois Tool Works Inc. 2.08% due 10/8/2008	20,000	19,991
Wells Fargo & Co. 2.47%–2.49% due 10/1–10/6/2008	19,900	19,893
NetJets Inc. 2.08% due 10/31/2008[3]	16,950	16,910
Johnson & Johnson 2.09% due 10/10–10/16/2008[3]	15,400	15,387
Freddie Mac 4.0947% due 12/8/2008	15,000	14,963
Estée Lauder Companies Inc. 2.12% due 10/24/2008[3]	14,300	14,280
AT&T Inc. 2.30% due 10/20/2008[3]	12,200	12,184
Pfizer Inc. 2.09% due 11/7/2008[3]	11,500	11,467
Wal-Mart Stores Inc. 2.11% due 11/12/2008[3]	6,100	6,085
Brown-Forman Corp. 2.25% due 10/24/2008[3]	5,000	4,992
Enterprise Funding Corp. 4.15% due 10/1/2008[3]	1,000	1,000

Total short-term securities (cost: $793,649,000)		793,906

Total investment securities (cost: $6,287,736,000)		5,686,747
Other assets less liabilities		49,165

Net assets		$5,735,912

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,142,312,000, which represented 19.92% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $191,565,000, which represented 3.34% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $77,641,000, which represented 1.35% of the net assets of the fund.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Step bond; coupon rate will increase at a later date.
[10]	Security did not produce income during the last 12 months.
[11]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00% noncumulative convertible
preferred depositary shares	1/15/2008	$3,000	$2,583	.04%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	1,073	.02

Total restricted securities		$3,250	$3,656	.06%

Key to abbreviations and symbols

ARS = Argentine pesos	ILS = Israeli shekels
A$ = Australian dollars	¥ = Japanese yen
BRL = Brazilian reais	MXN = Mexican pesos
C$ = Canadian dollars	PLN = Polish zloty
DKr = Danish kroner	SKr = Swedish kronor
€ = Euros	S$ = Singapore dollars
£ = British pounds

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$38,208
Level 2 — Other significant observable inputs	5,646,674
Level 3 — Significant unobservable inputs	1,865
Total	$5,686,747

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$29,355
Net sales	(164)
Net unrealized depreciation	(1,123)
Net transfers out of Level 3	(26,203)
Ending value at 9/30/2008	$1,865

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(144)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$44,897
Gross unrealized depreciation on investment securities	(649,495)
Net unrealized depreciation on investment securities	(604,598)
Cost of investment securities for federal income tax purposes	6,291,345

Global Bond Fund
Investment portfolio

September 30, 2008
unaudited

Bonds, notes & other debt instruments — 94.60%	Principal amount (000)	Value (000)

EUROS — 29.25%
German Government 4.50% 2009	€4,040	US$ 5,714
German Government 5.25% 2011	3,125	4,556
German Government 4.25% 2012	60	86
German Government 5.00% 2012	5,475	8,027
German Government 3.75% 2013	12,964	18,249
German Government 4.50% 2013	6,000	8,671
German Government 4.25% 2014	180	259
German Government, Series 6, 4.00% 2016	9,185	12,949
German Government 3.75% 2017	35,860	49,617
German Government, Series 8, 4.25% 2018	40,755	58,418
German Government 6.25% 2024	1,825	3,047
German Government 6.25% 2030	5,200	8,822
German Government 4.75% 2034	775	1,106
Netherlands Government Eurobond 4.00% 2011	3,200	4,525
Netherlands Government Eurobond 5.00% 2012	100	146
Netherlands Government Eurobond 4.25% 2013	7,110	10,101
Netherlands Government Eurobond 4.50% 2017	5,230	7,470
Netherlands Government Eurobond 7.50% 2023	1,150	2,106
Netherlands Government Eurobond 4.00% 2037	300	375
Belgium (Kingdom of), Series 49, 4.00% 2017	10,640	14,393
Irish Government 4.50% 2018	3,755	5,244
Irish Government 4.40% 2019	3,780	5,186
KfW 4.375% 2013	7,125	9,967
Spanish Government 2.90% 2008	1,575	2,211
Spanish Government 4.20% 2013	640	897
Spanish Government 6.15% 2013[1]	1,694	2,556
French Government O.A.T. Eurobond 4.00% 2009	920	1,297
French Government O.A.T. Eurobond 4.75% 2035	2,364	3,320
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[2]	2,000	2,792
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[2]	1,000	1,338
Austria (Republic of) 4.30% 2017	2,075	2,911
Bayer AG 5.00% (undated)[3]	2,290	2,531
Schering-Plough Corp. 5.375% 2014	1,400	1,845
Italian Government 3.75% 2011	1,220	1,702
Dexia Municipal Agency 4.50% 2017[2]	1,250	1,687
Merrill Lynch & Co., Inc. 4.625% 2018	1,775	1,380
AT&T Inc. 6.125% 2015	1,000	1,375
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	250	344
Sumitomo Mitsui Banking Corp. 4.375% (undated)[3]	850	821
Resona Bank, Ltd. 3.75% 2015[3]	250	326
Resona Bank, Ltd 4.125% (undated)[3]	700	783
PLD International Finance LLC 4.375% 2011	750	978
Koninklijke KPN NV 4.75% 2017	750	918
GlaxoSmithKline Capital PLC 5.125% 2012	150	208
GlaxoSmithKline Capital PLC 5.625% 2017	500	702
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	347
UniCredito Italiano SpA 3.95% 2016	300	351
UniCredito Italiano SpA 5.75% 2017	100	130
NGG Finance PLC 6.125% 2011	150	216
National Grid Transco PLC 4.375% 2020	450	540
France Télécom 7.25% 2013	500	746
Telecom Italia SpA 7.75% 2033[1]	550	712
Shinsei Bank, Ltd. 3.75% 2016[3]	100	113
Shinsei Bank, Ltd. 3.75% 2016[3]	500	563
Croatian Government 5.00% 2014	460	626
Veolia Environnement 4.875% 2013	150	205
Veolia Environnement 6.125% 2033	305	391
NXP BV and NXP Funding LLC 7.713% 2013[3]	250	216
NXP BV and NXP Funding LLC 8.625% 2015	450	310
ENEL SpA 5.625% 2027	320	425
BNP Paribas 5.25% 2014[3]	250	346
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	250	307
Royal Bank of Scotland PLC 6.934% 2018	200	260
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	258
Edcon Pty Ltd. 8.208% 2014[3]	250	211
Standard Chartered Bank 5.875% 2017	150	186
Barclays Bank PLC 4.50% 2019	150	174
Metro Finance BV 4.625% 2011	125	171
Santander Issuances, SA Unipersonal 5.435% 2017[3]	100	129
Northern Rock PLC, Series 7, 4.125% 2017[2]	100	122
Gaz Capital SA 6.605% 2018[1]	100	103
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	84
American International Group, Inc. 4.00% 2011	100	83
		280,281

JAPANESE YEN — 7.40%
Japanese Government 1.80% 2010	¥216,350	2,069
Japanese Government 1.30% 2011	783,950	7,469
Japanese Government 1.40% 2012	295,000	2,821
Japanese Government 1.50% 2014	1,743,550	16,784
Japanese Government 0.50% 2015[1,4]	147,320	1,301
Japanese Government 1.70% 2016	1,562,650	15,200
Japanese Government 1.70% 2017	1,200,000	11,631
Japanese Government 1.20% 2017[1,4]	1,395,560	12,663
Japanese Government 2.30% 2035	101,400	954
		70,892

BRITISH POUNDS — 3.23%
United Kingdom 4.75% 2010	£375	675
United Kingdom 5.25% 2012	1,200	2,213
United Kingdom 5.00% 2014	2,475	4,579
United Kingdom 4.75% 2015	2,295	4,189
United Kingdom 4.00% 2016	7,630	13,308
United Kingdom 8.75% 2017	590	1,372
United Kingdom 8.00% 2021	275	646
United Kingdom 6.00% 2028	750	1,564
United Kingdom 4.75% 2038	1,150	2,132
Tesco PLC 5.50% 2033	100	159
Countrywide Home Loans, Inc. 5.875% 2008	90	159
		30,996

DANISH KRONER — 2.62%
Nykredit 6.00% 2038[2]	DKr48,299	US$ 8,680
Nykredit 5.00% 2038[2]	38,408	6,629
Nykredit 6.00% 2038[2]	11,040	2,015
Nykredit 6.00% 2041[2]	15,000	2,679
Realkredit Danmark, interest only, 6.00% 2038[2]	9,975	1,812
Realkredit Danmark 6.00% 2038[2]	18,000	3,303
		25,118

AUSTRALIAN DOLLARS — 1.65%
Queensland Treasury Corp. 6.00% 2015	A$6,535	5,195
Queensland Treasury Corp. 6.00% 2017	2,040	1,614
European Investment Bank 6.125% 2017	5,400	4,231
New South Wales Treasury Corp. 5.50% 2014	2,275	1,766
New South Wales Treasury Corp. 5.50% 2017	1,250	955
KfW 6.25% 2012	2,100	1,653
Countrywide Financial Corp. 6.25% 2010	600	430
		15,844

SWEDISH KRONOR — 1.30%
Swedish Government 4.00% 2012[1,2]	SKr35,250	4,816
Swedish Government 6.75% 2014	22,760	3,767
Nordea Hypotek AB 4.00% 2012[1,2]	14,000	1,919
Stadshypotek AB 6.00% 2012[1,2]	13,000	1,907
		12,409

ISRAELI SHEKELS — 1.19%
Israeli Government 6.00% 2010[1]	ILS22,230	6,526
Israeli Government 7.50% 2014[1]	500	158
Israeli Government 5.50% 2017[1]	16,899	4,736
		11,420

SINGAPORE DOLLARS — 1.16%
Singapore (Republic of) 4.375% 2009	S$11,340	7,961
Singapore (Republic of) 3.125% 2011	2,095	1,509
Singapore (Republic of) 3.75% 2016	2,180	1,602
		11,072

POLISH ZLOTY — 0.89%
Polish Government 6.00% 2009	PLN6,530	2,694
Polish Government 4.25% 2011	5,960	2,360
Polish Government 5.25% 2017	8,700	3,461
		8,515

EGYPTIAN POUNDS — 0.82%
Egypt (Arab Republic of) Treasury Bill 0% 2008	EGP 525	96
Egypt (Arab Republic of) Treasury Bill, Series 182, 0% 2009	35,300	6,203
Egypt (Arab Republic of) Treasury Bill 0% 2009	1,050	182
Egypt (Arab Republic of) Treasury Bill 0% 2009	125	22
Egypt (Arab Republic of) 11.50% 2011	1,125	206
Egypt (Arab Republic of) 8.75% 2012	2,250	358
Egypt (Arab Republic of) 8.85% 2013	5,000	836
		7,903

MALAYSIAN RINGGITS — 0.60%
Malaysian Government 3.869% 2010	MYR15,470	4,500
Malaysian Government 3.756% 2011	3,410	987
Malaysian Government 3.814% 2017	1,000	275
		5,762

CANADIAN DOLLARS — 0.55%
Canadian Government 5.50% 2010	C$70	US$ 69
Canadian Government 5.25% 2012	250	253
Canadian Government 4.50% 2015	4,340	4,347
Canadian Government 5.75% 2029	500	565
		5,234

MEXICAN PESOS — 0.40%
United Mexican States Government, Series MI10, 9.50% 2014	MXN20,000	1,921
United Mexican States Government, Series M10, 7.75% 2017	11,000	962
United Mexican States Government, Series M20, 10.00% 2024	6,800	705
United Mexican States Government, Series M30, 10.00% 2036	2,500	264
		3,852

BRAZILIAN REAIS — 0.13%
Brazilian Treasury Bill 6.00% 2015[1,4]	BRL1,727	786
Brazil (Federal Republic of) 10.00% 2017[1]	1,000	423
		1,209

NEW TURKISH LIRAS — 0.07%
Turkey (Republic of) 14.00% 2011	TRY325	232
Turkey (Republic of) 10.00% 2012[1,4]	639	471
		703

SOUTH KOREAN WON — 0.02%
South Korean Government 5.75% 2013	KRW250,000	207

NORWEGIAN KRONER — 0.02%
Norwegian Government 5.50% 2009	NKr1,000	170

DOMINICAN PESOS — 0.02%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[1]	DOP6,557	145

INDONESIAN RUPIAH — 0.01%
Indonesia (Republic of) 12.50% 2013	IDR665,000	69
Indonesia (Republic of) 11.00% 2025	100,000	9
		78

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 2033[1,2,4,5]	ARS253	44

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP17,000	8

U.S. DOLLARS — 43.27%
U.S. Treasury 5.50% 2009	US$ 5,380	5,505
U.S. Treasury 5.75% 2010	8,250	8,838
U.S. Treasury 4.50% 2011	5,000	5,289
U.S. Treasury 4.25% 2012	14,300	15,156
U.S. Treasury 4.875% 2012	15,552	16,722
U.S. Treasury 4.875% 2012	500	540
U.S. Treasury 3.875% 2013	2,500	2,603
U.S. Treasury 4.00% 2014	2,870	3,015
U.S. Treasury 4.50% 2016	22,250	23,732
U.S. Treasury 5.125% 2016	61,000	67,148
U.S. Treasury 3.875% 2018	3,300	3,321
U.S. Treasury 4.00% 2018	780	791
U.S. Treasury 5.25% 2029	1,000	1,109
U.S. Treasury 4.75% 2037	340	364
Freddie Mac 3.125% 2010	3,730	3,722
Freddie Mac 5.25% 2011	2,000	2,097
Freddie Mac 5.875% 2011	2,515	2,612
Freddie Mac 5.75% 2016	2,850	2,800
Freddie Mac 5.50% 2023[2]	759	764
Freddie Mac 5.50% 2023[2]	249	251
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	87	67
Freddie Mac 5.50% 2037[2]	1,837	1,827
Freddie Mac 5.50% 2037[2]	4,110	4,089
Freddie Mac 6.00% 2037[2]	2,599	2,632
Freddie Mac 6.00% 2037[2]	246	249
Freddie Mac 6.00% 2037[2]	416	421
Freddie Mac 6.00% 2037[2]	2,750	2,785
Freddie Mac 6.00% 2037[2]	1,165	1,179
Freddie Mac 6.50% 2037[2]	920	944
Freddie Mac 6.50% 2037[2]	2,349	2,411
Freddie Mac 4.772% 2037[2,3]	815	808
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	674	518
Freddie Mac 5.00% 2038[2]	3,191	3,108
Freddie Mac 5.00% 2038[2]	247	240
Freddie Mac 5.00% 2038[2]	670	652
Freddie Mac 5.50% 2038[2]	8,309	8,266
Freddie Mac 5.50% 2038[2]	1,000	995
Freddie Mac 5.50% 2038[2]	4,678	4,654
Freddie Mac 5.50% 2038[2]	6,635	6,601
Freddie Mac 6.00% 2038[2]	257	261
Freddie Mac 6.50% 2038[2]	6,473	6,644
Freddie Mac 6.50% 2038[2]	2,733	2,805
Freddie Mac 6.50% 2038[2]	2,000	2,053
Freddie Mac 6.50% 2038[2]	2,301	2,361
Freddie Mac 4.65% 2038[2,3]	1,345	1,317
Freddie Mac 4.966% 2038[2,3]	346	343
Freddie Mac 5.009% 2038[2,3]	500	487
Fannie Mae 6.25% 2011	750	787
Fannie Mae 5.25% 2012	2,700	2,706
Fannie Mae 6.25% 2029	1,250	1,439
Fannie Mae 5.00% 2035[2]	2,251	2,196
Fannie Mae 6.00% 2036[2]	285	289
Fannie Mae 6.00% 2036[2]	1,998	2,025
Fannie Mae 6.50% 2036[2]	1,934	1,985
Fannie Mae 6.50% 2036[2]	391	397
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2]	364	289
Fannie Mae 6.00% 2037[2]	1,260	1,277
Fannie Mae 6.50% 2037[2]	228	234
Fannie Mae 5.50% 2037[2]	234	229
Fannie Mae 5.50% 2037[2]	291	285
Fannie Mae 5.783% 2037[2,3]	3,120	3,123
Fannie Mae 4.50% 2038[2]	1,000	943
Fannie Mae 5.00% 2038[2]	2,906	2,831
Fannie Mae 5.00% 2038[2]	1,471	1,434
Fannie Mae 5.00% 2038[2]	3,000	2,923
Fannie Mae 5.50% 2038[2]	1,934	1,928
Fannie Mae 6.00% 2038[2]	1,233	1,250
Fannie Mae 7.00% 2038[2]	93	97
Fannie Mae 5.322% 2038[2,3]	1,251	1,252
Fannie Mae 4.539% 2038[2,3]	437	430
Fannie Mae 4.443% 2038[2,3]	1,150	1,123
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[3,6]	5,425	5,186
GlaxoSmithKline Capital Inc. 4.85% 2013	100	98
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,014
Countrywide Home Loans, Inc., Series M, 4.125% 2009	20	18
Countrywide Financial Corp., Series B, 5.80% 2012	350	296
Bank of America Corp. 5.30% 2017	2,050	1,706
Bank of America Corp. 5.65% 2018	100	84
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[3]	1,610	1,303
Jackson National Life Global 5.375% 2013[6]	3,100	2,956
Société Générale 5.75% 2016[6]	3,060	2,890
Federal Home Loan Bank 5.125% 2013	2,750	2,862
American Tower Corp. 7.00% 2017[6]	2,700	2,592
JPMorgan Chase Bank NA 6.00% 2017	2,000	1,836
JPMorgan Chase & Co., Series I, 7.90% (undated)[3]	750	633
Nielsen Finance LLC, Term Loan B, 4.803% 2013[2,3,7]	49	44
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	975	931
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	1,780	1,166
Resona Bank, Ltd. 5.85% (undated)[3,6]	2,900	2,136
Comcast Corp. 6.30% 2017	670	617
Comcast Corp. 5.70% 2018	770	673
Comcast Corp. 6.95% 2037	820	701
Time Warner Cable Inc. 6.75% 2018	2,080	1,946
Veolia Environnement 5.25% 2013	1,730	1,703
Veolia Environnement 6.00% 2018	200	192
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037[2]	2,500	1,865
ORIX Corp. 5.48% 2011	2,015	1,853
Tenet Healthcare Corp. 6.375% 2011	50	46
Tenet Healthcare Corp. 7.375% 2013	165	151
Tenet Healthcare Corp. 9.875% 2014	1,480	1,450
Tenet Healthcare Corp. 9.25% 2015	145	138
Government National Mortgage Assn. 6.00% 2038[2]	1,748	1,774
Intergen Power 9.00% 2017[6]	1,725	1,734
Canadian National Railway Co. 4.95% 2014	1,630	1,580
Canadian National Railway Co. 5.55% 2018	125	124
Enterprise Products Operating LLC 6.50% 2019	840	784
Enterprise Products Operating LP 8.375% 2066[3]	250	232
Enterprise Products Operating LP 7.034% 2068[3]	830	670
Hospitality Properties Trust 6.85% 2012	60	56
Hospitality Properties Trust 5.625% 2017	225	166
Hospitality Properties Trust 6.70% 2018	1,835	1,444
Bausch & Lomb Inc. 9.875% 2015[6]	1,725	1,643
Dow Chemical Co. 5.70% 2018	1,775	1,638
Constellation Brands, Inc. 8.375% 2014	300	298
Constellation Brands, Inc. 7.25% 2017	1,435	1,327
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[2,3]	80	78
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	1,165	1,091
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,3]	520	434
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	700	633
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	650	585
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	13
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	25	24
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	505	336
E.ON International Finance BV 5.80% 2018[6]	1,490	1,427
E.ON International Finance BV 6.65% 2038[6]	150	146
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,516
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[2,3,7]	124	105
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[6]	410	372
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[6]	415	377
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[5,6]	750	639
Merrill Lynch & Co., Inc. 6.875% 2018	1,650	1,462
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1,2]	1,401	1,409
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[2]	601	586
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[2]	750	720
SBC Communications Inc. 5.10% 2014	100	94
SBC Communications Inc. 5.625% 2016	250	232
AT&T Inc. 5.50% 2018	450	401
AT&T Inc. 5.60% 2018	640	574
MetLife Capital Trust IV 7.875% 2067[3,6]	900	618
MetLife Capital Trust X 9.25% 2068[3,6]	700	666
Citigroup Inc. 6.00% 2017	115	98
Citigroup Inc. 6.125% 2018	110	91
Citigroup Capital XXI 8.30% 2077[3]	1,460	1,090
NXP BV and NXP Funding LLC 7.875% 2014	1,600	1,080
NXP BV and NXP Funding LLC 9.50% 2015	300	155
Wells Fargo & Co. 5.625% 2017	415	382
Wells Fargo Capital XV 9.75% (undated)[3]	875	850
Freescale Semiconductor, Inc., Term Loan B, 4.236% 2013[2,3,7]	25	20
Freescale Semiconductor, Inc. 9.125% 2014[5]	1,225	778
Freescale Semiconductor, Inc. 10.125% 2016	650	419
Royal Bank of Scotland Group PLC 6.99% (undated)[3,6]	1,500	1,144
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,6]	550	496
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,2,6]	715	581
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,2,6]	25	20
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,2,6]	40	31
CanWest Media Inc., Series B, 8.00% 2012	1,260	1,058
CanWest MediaWorks Inc. 9.25% 2015[6]	75	54
Korea Development Bank 5.30% 2013[1]	1,150	1,074
Telecom Italia Capital SA 6.999% 2018	500	450
Telecom Italia Capital SA 7.20% 2036	770	608
Nextel Communications, Inc., Series E, 6.875% 2013	460	313
Nextel Communications, Inc., Series F, 5.95% 2014	1,000	671
Sprint Capital Corp. 6.90% 2019	75	58
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[2]	200	206
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	100	96
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[2]	200	192
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[2,3]	600	542
HBOS PLC 6.75% 2018[6]	1,220	1,025
Standard Chartered Bank 6.40% 2017[6]	1,100	1,019
Goldman Sachs Group, Inc. 6.15% 2018	1,000	833
Goldman Sachs Group, Inc. 6.75% 2037	250	167
Stater Bros. Holdings Inc. 8.125% 2012	375	369
Stater Bros. Holdings Inc. 7.75% 2015	625	587
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,020	943
Chase Issuance Trust, Series 2007-A9, Class A, 2.518% 2014[2,3]	1,000	938
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.901% 2013[2,3]	1,000	933
Union Pacific Corp. 5.70% 2018	400	373
Union Pacific Corp. 6.15% 2037	650	557
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.888% 2013[2,3]	1,000	926
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[2]	940	924
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[1,2,3,6]	984	903
Deutsche Telekom International Finance BV 5.875% 2013	910	870
Target Corp. 6.00% 2018	500	474
Target Corp. 7.00% 2038	400	377
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	840
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	50	41
Allison Transmission Holdings, Inc. 11.00% 2015[6]	900	787
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160	142
Westfield Group 5.70% 2016[6]	250	216
Westfield Group 7.125% 2018[6]	500	450
Centennial Communications Corp. 8.541% 2013[3]	40	37
Centennial Communications Corp. 10.00% 2013	775	746
Ceridian Corp. 11.25% 2015[6]	925	765
TL Acquisitions, Inc., Term Loan B, 6.20% 2014[2,3,7]	199	163
Thomson Learning 10.50% 2015[6]	685	545
Thomson Learning 0%/13.25% 2015[6,8]	30	20
HVB Funding Trust I 8.741% 2031[6]	850	726
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[2,3,7]	19	18
Univision Communications Inc. 7.85% 2011	260	204
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[2,3,7]	70	45
Univision Communications Inc. 9.75% 2015[5,6]	970	456
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[2]	737	712
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2,3]	805	711
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[2]	720	704
Hanesbrands Inc., Series B, 6.508% 2014[3]	840	701
Ford Motor Credit Co. 7.375% 2009[1]	25	21
Ford Motor Credit Co. 9.75% 2010[1,3]	275	203
Ford Motor Credit Co. 7.375% 2011	400	266
Ford Motor Credit Co. 5.538% 2012[1,3]	250	151
Ford Motor Co., Term Loan B, 5.49% 2013[2,3,7]	49	33
Ford Motor Co. 6.50% 2018	50	21
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2]	843	681
Navios Maritime Holdings Inc. 9.50% 2014	725	671
Chubb Corp. 5.75% 2018	500	464
Chubb Corp. 6.375% 2067[3]	245	187
Boyd Gaming Corp. 7.75% 2012	260	230
Boyd Gaming Corp. 6.75% 2014	525	379
Boyd Gaming Corp. 7.125% 2016	50	35
ARAMARK Corp., Term Loan B, 5.637% 2014[2,3,7]	1	1
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[2,3,7]	—	—
ARAMARK Corp. 8.50% 2015	680	643
Williams Companies, Inc. 8.125% 2012	50	51
Williams Companies, Inc. 7.875% 2021	470	471
Williams Companies, Inc. 8.75% 2032	110	113
Quebecor Media Inc. 7.75% 2016	625	550
Quebecor Media Inc. 7.75% 2016	95	84
Thomson Reuters Corp. 5.95% 2013	250	250
Thomson Reuters Corp. 6.50% 2018	400	383
Charles Schwab Corp., Series A, 6.375% 2017	125	111
Schwab Capital Trust I 7.50% 2037[3]	630	521
American Media Operations, Inc., Series B, 10.25% 2009[6]	57	40
American Media Operations, Inc., Series B, 10.25% 2009	814	576
HSBK (Europe) BV 7.75% 2013	235	163
HSBK (Europe) BV 7.25% 2017[6]	305	191
HSBK (Europe) BV 7.25% 2017	415	260
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	613
Norfolk Southern Corp. 7.05% 2037	590	610
Gaz Capital SA 6.51% 2022[6]	590	426
Gaz Capital SA, Series 9, 6.51% 2022	250	181
Burlington Northern Santa Fe Corp. 6.15% 2037	660	604
Biogen Idec Inc. 6.00% 2013	600	593
Time Warner Inc. 5.875% 2016	100	88
AOL Time Warner Inc. 7.625% 2031	145	126
Time Warner Inc. 6.50% 2036	490	373
Mandalay Resort Group 6.375% 2011	25	21
MGM MIRAGE 6.75% 2013	25	20
MGM MIRAGE 5.875% 2014	750	546
Toys "R" Us, Inc. 7.625% 2011	690	580
Corporación Andina de Fomento 5.75% 2017	625	578
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[2]	199	201
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2]	400	364
CSX Corp. 7.45% 2038	610	561
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[2,3]	870	491
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.935% 2047[2,3]	95	57
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[2,3]	600	544
CVS Caremark Corp. 6.943% 2030[2,6]	553	525
TransDigm Inc. 7.75% 2014	550	520
Kraft Foods Inc. 6.125% 2018	550	516
C10 Capital (SPV) Ltd. 6.722% (undated)[3,6]	550	511
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	3,850	501
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[3,9]	2,750	1
Qwest Capital Funding, Inc. 7.25% 2011	25	23
Qwest Communications International Inc. 7.25% 2011	475	452
U S WEST Communications, Inc. 6.875% 2033	10	7
AstraZeneca PLC 5.40% 2012	480	483
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[2]	194	106
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2]	360	226
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[2]	232	151
Iron Mountain Inc. 6.625% 2016	500	472
Verizon Communications Inc. 5.50% 2017	520	468
Dollar General Corp. 11.875% 2017[3,5]	500	465
Edison Mission Energy 7.50% 2013	25	24
Edison Mission Energy 7.75% 2016	50	47
Midwest Generation, LLC, Series B, 8.56% 2016[2]	79	82
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	125	119
Edison Mission Energy 7.20% 2019	100	88
Edison Mission Energy 7.625% 2027	125	102
Seneca Gaming Corp., Series B, 7.25% 2012	525	459
Elizabeth Arden, Inc. 7.75% 2014	500	458
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2,3]	500	453
Surgical Care Affiliates, Inc. 8.875% 2015[1,5,6]	300	252
Surgical Care Affiliates, Inc. 10.00% 2017[1,6]	275	201
TransCanada PipeLines Ltd. 6.35% 2067[3]	570	452
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[2,3]	200	194
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[2]	140	137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[2,3]	125	117
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	340	309
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	125	115
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	23
PTS Acquisition Corp. 9.50% 2015[1,5]	595	446
Argentina (Republic of) 1.564% 2012[1,2,3]	1,125	405
Argentina (Republic of) GDP-Linked 2035	435	35
Hughes Communications, Inc. 9.50% 2014	450	439
US Investigations Services, Inc. 10.50% 2015[6]	200	179
US Investigations Services, Inc., Term Loan B, 5.954% 2015[2,3,7]	248	215
US Investigations Services, Inc. 11.75% 2016[1,6]	45	36
NTL Cable PLC 8.75% 2014	500	423
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	425	403
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,6]	232	199
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2]	232	199
TEPPCO Partners LP 7.00% 2067[3]	470	396
Atlas Copco AB 5.60% 2017[6]	400	389
Ashtead Group PLC 8.625% 2015[6]	200	173
Ashtead Capital, Inc. 9.00% 2016[6]	250	216
Cott Beverages Inc. 8.00% 2011	550	388
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	386
iStar Financial, Inc. 6.00% 2010	500	299
iStar Financial, Inc. 6.05% 2015	175	86
Sanmina-SCI Corp. 6.75% 2013	180	158
Sanmina-SCI Corp. 8.125% 2016	250	214
Lincoln National Corp. 7.00% 2066[3]	485	370
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[2]	125	125
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.143% 2042[2,3]	250	244
First Data Corp., Term Loan B2, 5.948% 2014[2,3,7]	421	366
ACE INA Holdings Inc. 5.80% 2018	400	365
Radio One, Inc., Series B, 8.875% 2011	300	247
Radio One, Inc. 6.375% 2013[1]	175	116
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	405	360
Schering-Plough Corp. 6.00% 2017	380	357
Capmark Financial Group Inc. 5.875% 2012	670	334
Capmark Financial Group Inc. 6.30% 2017	50	20
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	56	47
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[2]	82	70
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	73	64
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	176	166
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.127% 2036[2,3]	356	224
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2,3]	142	122
AES Corp. 7.75% 2015	375	342
Petroplus Finance Ltd. 6.75% 2014[6]	100	85
Petroplus Finance Ltd. 7.00% 2017[6]	300	251
DynCorp International and DIV Capital Corp. 9.50% 2013[6]	310	308
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	25	25
Sunoco, Inc. 5.75% 2017	350	332
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[2]	21	21
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2]	400	309
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[2]	335	323
Meritage Corp. 7.00% 2014	375	291
Meritage Homes Corp. 6.25% 2015	25	19
Rouse Co. 5.375% 2013	500	308
MetroPCS Wireless, Inc. 9.25% 2014	325	306
LUKOIL International Finance BV 6.356% 2017	300	230
LUKOIL International Finance BV 6.656% 2022[6]	100	67
Sealy Mattress Co. 8.25% 2014	375	296
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[2,3]	352	220
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.891% 2037[2,3]	102	66
SunGard Data Systems Inc. 3.75% 2009	250	248
SunGard Data Systems Inc. 9.125% 2013	26	24
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	325	270
Tenneco Automotive Inc. 8.625% 2014	330	264
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[2]	279	263
Nationwide Mutual Insurance Co. 8.25% 2031[6]	250	257
LBI Media, Inc. 8.50% 2017[6]	380	253
Kansas City Southern Railway Co. 7.50% 2009	250	251
Warner Music Group 7.375% 2014	335	250
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	248
Russian Federation 7.50% 2030[2]	245	248
International Paper Co. 7.95% 2018	250	246
British Telecommunications PLC 5.95% 2018	275	244
Federated Retail Holdings, Inc. 5.35% 2012	85	78
Macy's Retail Holdings, Inc. 7.875% 2015	100	95
Federated Retail Holdings, Inc. 5.90% 2016	85	70
ArcelorMittal 5.375% 2013[6]	250	241
National Grid PLC 6.30% 2016	250	239
Liberty Mutual Group Inc. 6.50% 2035[6]	30	22
Liberty Mutual Group Inc. 7.50% 2036[6]	120	95
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	200	121
Smithfield Foods, Inc. 7.75% 2017	300	237
Turkey (Republic of) 6.75% 2018	250	236
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	236
Georgia Gulf Corp. 9.50% 2014	380	236
Cricket Communications, Inc. 9.375% 2014	250	234
Sensata Technologies BV 8.00% 2014[3]	270	230
Agile Property Holdings Ltd. 9.00% 2013	350	227
TuranAlem Finance BV, Series 8, 8.25% 2037	400	225
E*TRADE Financial Corp. 8.00% 2011	250	219
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[1]	327	213
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	230	210
Hertz Corp. 10.50% 2016	250	210
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2,3]	287	122
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2,3]	362	87
Simon Property Group, LP 6.125% 2018	230	204
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[3]	270	204
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,6]	250	200
AMC Entertainment Inc. 8.00% 2014	25	22
AMC Entertainment Inc., Series B, 11.00% 2016	175	173
Allied Waste North America, Inc., Series B, 5.75% 2011	200	193
Fox Acquisition LLC 13.375% 2016[1,6]	215	191
Cablevision Systems Corp., Series B, 8.00% 2012	200	189
AEP Industries Inc. 7.875% 2013	245	185
Coventry Health Care, Inc. 6.30% 2014	200	184
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2,3]	250	183
HCA Inc., Term Loan B, 6.012% 2013[2,3,7]	202	180
Scottish Power PLC 5.375% 2015	185	177
Duane Reade Inc. 9.75% 2011	210	177
Symbion Inc. 11.00% 2015[3,5,6]	231	174
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.342% 2037[2,3]	202	172
SLM Corp., Series A, 5.40% 2011	240	168
Husky Energy Inc. 6.80% 2037	200	166
Fifth Third Bancorp 8.25% 2038	130	99
Fifth Third Capital Trust IV 6.50% 2067[3]	150	66
Chohung Bank 4.50% 2014[3,6]	160	154
HSBC Holdings PLC 6.50% 2037	180	154
Gaylord Entertainment Co. 8.00% 2013	175	153
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[2]	124	68
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[2]	134	85
Michaels Stores, Inc. 10.00% 2014	185	117
Michaels Stores, Inc. 11.375% 2016	50	24
General Electric Co. 5.00% 2013	150	138
Metals USA Holdings Corp. 8.791% 2012[3,5]	50	40
Metals USA, Inc. 11.125% 2015	100	97
NRG Energy, Inc. 7.25% 2014	145	135
Neiman Marcus Group, Inc. 9.00% 2015[5]	160	135
American Express Co. 8.15% 2038	150	135
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.802% 2037[2,3]	195	132
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	17
Stone Container Corp. 8.375% 2012	125	106
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	8
Stora Enso Oyj 7.25% 2036[6]	180	130
Pinnacle Entertainment, Inc. 7.50% 2015	175	130
Level 3 Financing, Inc. 9.25% 2014	170	129
Kinder Morgan Energy Partners LP 6.00% 2017	140	127
Kroger Co. 6.40% 2017	130	125
Nalco Co. 7.75% 2011	75	74
Nalco Co. 8.875% 2013	25	25
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[1,8]	25	23
Vodafone Group PLC 6.15% 2037	150	121
Nationwide Financial Services, Inc. 6.75% 2067[3]	220	119
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3]	122	117
Serena Software, Inc. 10.375% 2016	125	111
Allstate Corp., Series B, 6.125% 2067[3]	150	110
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.267% 2037[2,3]	127	109
Drummond Co., Inc. 7.375% 2016[6]	125	107
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	103
Walgreen Co. 4.875% 2013	100	100
William Lyon Homes, Inc. 7.625% 2012	200	79
William Lyon Homes, Inc. 10.75% 2013	25	11
William Lyon Homes, Inc. 7.50% 2014	25	10
Cooper-Standard Automotive Inc. 7.00% 2012	25	20
Cooper-Standard Automotive Inc. 8.375% 2014	125	79
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[2]	100	99
Cox Communications, Inc. 4.625% 2010	100	99
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	98
Abbott Laboratories 5.60% 2017	100	97
Delhaize Group 6.50% 2017	100	95
Albertson's, Inc. 8.00% 2031	100	93
Mylan Inc., Term Loan B, 7.063% 2014[1,2,3,7]	99	91
Southern Natural Gas Co. 5.90% 2017[6]	100	89
SunTrust Banks, Inc. 7.25% 2018	100	89
Canadian Natural Resources Ltd. 5.70% 2017	100	88
DRS Technologies, Inc. 6.875% 2013	59	59
DRS Technologies, Inc. 7.625% 2018	25	26
TRW Automotive Inc. 7.00% 2014[6]	100	83
American General Finance Corp., Series J, 6.90% 2017	175	81
DAE Aviation Holdings, Inc. 11.25% 2015[1,6]	90	81
Banco Mercantil del Norte, SA 6.135% 2016[1,6]	85	79
HealthSouth Corp. 10.75% 2016[1]	75	78
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.357% 2036[1,2,3]	175	75
Realogy Corp., Term Loan B, 5.487% 2013[2,3,7]	19	15
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[2,3,7]	5	4
Realogy Corp. 10.50% 2014	100	45
Realogy Corp. 11.00% 2014[5]	25	10
THL Buildco, Inc. 8.50% 2014	125	72
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	13
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	14
K. Hovnanian Enterprises, Inc. 6.50% 2014	50	30
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	15
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[2]	75	69
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.574% 2035[2,3]	96	69
VWR Funding, Inc. 10.25% 2015[1,3,5]	75	64
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	42
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	16
Catlin Insurance Ltd. 7.249% (undated)[3,6]	120	54
Northern Rock PLC 6.594% (undated)[3,6]	100	53
Windstream Corp. 8.625% 2016	50	46
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	185	45
Lafarge 6.50% 2016	50	45
Idearc Inc. 8.00% 2016	155	43
Local T.V. Finance LLC 9.25% 2015[5,6]	60	39
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	34
Tyson Foods, Inc. 7.35% 2016[3]	40	33
Yankee Candle Co., Inc., Series B, 8.50% 2015	45	33
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2]	33	32
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,2,6]	35	30
Team Finance LLC and Health Finance Corp. 11.25% 2013[1]	25	26
Standard Pacific Corp. 5.125% 2009	25	24
Esterline Technologies Corp. 6.625% 2017	25	24
Liberty Media Corp. 8.25% 2030	35	24
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[2]	24	24
Goodyear Tire & Rubber Co. 8.625% 2011	23	23
Young Broadcasting Inc. 10.00% 2011	150	23
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	21
Building Materials Corp. of America 7.75% 2014	25	20
Alion Science and Technology Corp. 10.25% 2015	30	19
Universal Hospital Services, Inc. 6.303% 2015[3]	20	18
Toll Brothers, Inc. 4.95% 2014	15	13
Toll Brothers, Inc. 5.15% 2015	5	4
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[1,2,3,7]	8	7
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[1,2,3,7]	9	8
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	5
Hawaiian Telcom Communications, Inc., Term Loan C, 6.262% 2014[2,3,7]	14	10
Viant Holdings Inc. 10.125% 2017[6]	15	12
Dole Food Co., Inc. 8.875% 2011	10	8
ACIH, Inc. 11.50% 2012[6,9]	10	1
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	1
		414,625

Total bonds, notes & other debt instruments (cost: $953,319,000)		906,487

		Value
Preferred stocks — 0.43%	Shares	(000)

EUROS — 0.29%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1,3]	1,750,000	US$ 1,403
HVB Funding Trust VIII 7.055%[1,3]	750,000	888
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[3]	500,000	463
		2,754

U.S. DOLLARS — 0.12%
Standard Chartered PLC 6.409%[3,6]	500,000	386
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,6]	485,000	349
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,6]	185,000	137
AXA SA, Series B, 6.379%[3,6]	230,000	129
XL Capital Ltd., Series E, 6.50%[3]	155,000	92
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[3,6]	42,000	35
Fannie Mae, Series O, 7.00%[3,6]	1,475	4
		1,132

BRITISH POUNDS — 0.02%
SMFG Preferred Capital GBP 1 Ltd. 6.164%[1,3]	100,000	122
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1,3]	100,000	112
		234

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition		29

Total preferred stocks (cost: $6,190,000)		4,149

	Principal amount
Short-term securities — 3.99%	(000)

Sheffield Receivables Corp. 2.53% due 10/2/2008[6]	US$11,800	11,798
Eksportfinans ASA 2.30% due 11/14/2008[6]	9,400	9,369
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[6]	9,300	9,299
American Honda Finance Corp. 2.65% due 10/1/2008	7,800	7,799

Total short-term securities (cost: $38,269,000)		38,265

Total investment securities (cost: $997,778,000)		948,901
Other assets less liabilities		9,376

Net assets		US$958,277

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $48,728,000, which represented 5.08% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $71,746,000, which represented 7.49% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,325,000, which represented .14% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$33
Level 2 — Other significant observable inputs	948,868	$1,122	*
Level 3 — Significant unobservable inputs	—
Total	$948,901

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$885
Net sales	(16)
Net unrealized depreciation	(194)
Net transfers out of Level 3	(675)
Ending value at 9/30/2008	$—

*Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,209
Gross unrealized depreciation on investment securities	(56,143)
Net unrealized depreciation on investment securities	(49,934)
Cost of investment securities for federal income tax purposes	998,835

High-Income Bond Fund
Investment portfolio

September 30, 2008
 unaudited

Bonds, notes & other debt instruments — 71.72%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 19.02%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$1,056
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	767
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,588
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	608
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	5,170
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[2,3,4]	5,657	4,527
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	800	710
Charter Communications Operating, LLC, Term Loan B, 8.77% 2014[2,3,4]	2,736	2,605
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	3,050	2,974
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	7,550	5,021
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[2,3,4]	385	368
Univision Communications Inc. 7.85% 2011	4,325	3,395
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[2,3,4]	4,175	2,693
Univision Communications Inc. 9.75% 2015[1,5]	18,190	8,549
Sun Media Corp. 7.625% 2013	1,500	1,388
Quebecor Media Inc. 7.75% 2016	5,500	4,840
Quebecor Media Inc. 7.75% 2016	2,850	2,508
CanWest Media Inc., Series B, 8.00% 2012	9,376	7,876
CanWest MediaWorks Inc. 9.25% 2015[1]	750	544
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,500	1,313
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	8,050	6,641
TL Acquisitions, Inc., Term Loan B, 6.20% 2014[2,3,4]	2,423	1,985
Thomson Learning 0%/13.25% 2015[1,6]	2,120	1,431
Thomson Learning 10.50% 2015[1]	5,150	4,094
MGM MIRAGE 6.00% 2009	1,000	940
MGM MIRAGE 6.75% 2012	1,050	827
MGM MIRAGE 6.75% 2013	3,130	2,457
MGM MIRAGE 5.875% 2014	3,000	2,183
MGM MIRAGE 6.625% 2015	1,550	1,085
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,700
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	659
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	629
K. Hovnanian Enterprises, Inc. 6.50% 2014	2,450	1,458
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	529
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	913
K. Hovnanian Enterprises, Inc. 7.50% 2016	865	506
Michaels Stores, Inc., Term Loan B, 4.75% 2013[2,3,4]	2,222	1,642
Michaels Stores, Inc. 10.00% 2014	7,575	4,810
Michaels Stores, Inc. 0%/13.00% 2016[6]	575	175
Michaels Stores, Inc. 11.375% 2016	1,300	621
Toys "R" Us, Inc. 7.625% 2011	7,080	5,947
Toys "R" Us-Delaware, Inc., Term Loan B, 7.059% 2012[2,3,4]	1,244	1,123
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,623
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,542
Cinemark USA, Inc., Term Loan B, 4.56% 2013[2,3,4]	3,112	2,736
Cinemark, Inc. 0%/9.75% 2014[6]	3,175	3,068
American Media Operations, Inc., Series B, 10.25% 2009	4,375	3,095
American Media Operations, Inc., Series B, 10.25% 2009[1]	159	113
American Media Operations, Inc. 8.875% 2011	3,480	2,419
American Media Operations, Inc. 8.875% 2011[1]	127	88
General Motors Corp. 7.20% 2011	985	581
General Motors Corp. 7.125% 2013	2,375	1,098
General Motors Corp. 7.25% 2013	€400	234
General Motors Corp. 7.70% 2016	$900	362
General Motors Corp. 8.80% 2021	8,032	3,092
General Motors Corp. 8.25% 2023	250	99
Tenneco Automotive Inc., Series B, 10.25% 2013	772	797
Tenneco Automotive Inc. 8.625% 2014	3,535	2,828
Tenneco Inc. 8.125% 2015	1,750	1,505
Boyd Gaming Corp. 7.75% 2012	1,300	1,150
Boyd Gaming Corp. 6.75% 2014	3,450	2,493
Boyd Gaming Corp. 7.125% 2016	1,725	1,203
Gray Television Inc., Series D, 12.00%/15.00% (undated)[6,7,8]	5,500	4,812
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,619
Mohegan Tribal Gaming Authority 8.00% 2012	250	214
Mohegan Tribal Gaming Authority 6.125% 2013	250	209
Mohegan Tribal Gaming Authority 7.125% 2014	3,825	2,735
Radio One, Inc., Series B, 8.875% 2011	4,745	3,903
Radio One, Inc. 6.375% 2013[8]	1,225	815
Ford Capital BV 9.50% 2010[8]	200	137
Ford Motor Co., Term Loan B, 5.49% 2013[2,3,4]	1,734	1,157
FCE Bank PLC 7.125% 2013[8]	€1,000	957
Ford Motor Co. 6.50% 2018	$4,564	1,894
Ford Motor Co. 8.875% 2022	610	281
Pinnacle Entertainment, Inc. 7.50% 2015	5,650	4,209
NTL Cable PLC 8.75% 2014	2,990	2,527
NTL Cable PLC 8.75% 2014	€500	543
NTL Cable PLC 9.75% 2014	£300	412
Kabel Deutschland GmbH 10.625% 2014	$3,350	3,300
Standard Pacific Corp. 5.125% 2009	1,675	1,608
Standard Pacific Corp. 6.875% 2011	300	256
Standard Pacific Corp. 6.25% 2014	660	502
Standard Pacific Corp. 7.00% 2015	1,215	923
Sealy Mattress Co. 8.25% 2014	3,950	3,120
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	2,938
Viacom Inc. 5.75% 2011	3,000	2,916
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,350	1,134
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,210	1,779
Meritage Corp. 7.00% 2014	1,400	1,085
Meritage Homes Corp. 6.25% 2015	1,300	968
Meritage Corp. 7.731% 2017[1,8]	1,500	857
LBI Media, Inc. 8.50% 2017[1]	4,210	2,800
Beazer Homes USA, Inc. 8.125% 2016	4,350	2,784
Dollar General Corp. 10.625% 2015	1,425	1,411
Dollar General Corp. 11.875% 2017[2,5]	1,450	1,348
Hanesbrands Inc., Series B, 6.508% 2014[2]	3,215	2,685
Neiman Marcus Group, Inc. 9.00% 2015[5]	3,095	2,608
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	710
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	116
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	116
Dex Media, Inc., Series B, 8.00% 2013	2,575	1,197
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,250	431
iesy Repository GmbH 10.125% 2015	€500	644
iesy Repository GmbH 10.375% 2015[1]	$2,000	1,910
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	2,975	2,551
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,381
Liberty Media Corp. 7.875% 2009	1,000	1,008
Liberty Media Corp. 8.25% 2030	2,000	1,360
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,351
AMC Entertainment Inc. 8.00% 2014	500	432
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,732
Edcon Pty Ltd. 8.208% 2014[2]	€2,500	2,110
Gaylord Entertainment Co. 8.00% 2013	$1,475	1,291
Gaylord Entertainment Co. 6.75% 2014	900	760
KB Home 5.875% 2015	685	548
KB Home 6.25% 2015	1,810	1,484
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	1,859
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	1,723
Warner Music Group 7.375% 2014	2,000	1,495
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,000	1,470
Fox Acquisition LLC 13.375% 2016[1,8]	1,610	1,433
Vidéotron Ltée 6.875% 2014	1,120	1,064
Vidéotron Ltée 6.375% 2015	380	336
J.C. Penney Co., Inc. 8.00% 2010	750	765
J.C. Penney Co., Inc. 9.00% 2012	495	524
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	1,245
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,232
William Lyon Homes, Inc. 10.75% 2013	1,750	761
William Lyon Homes, Inc. 7.50% 2014	1,125	444
Royal Caribbean Cruises Ltd. 8.00% 2010	875	866
Royal Caribbean Cruises Ltd. 8.75% 2011	275	268
Young Broadcasting Inc. 10.00% 2011	7,467	1,120
Dillard's, Inc. 6.625% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	350	338
D.R. Horton, Inc. 8.00% 2009	875	865
D.R. Horton, Inc. 6.875% 2013	200	172
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,013
Cooper-Standard Automotive Inc. 7.00% 2012	250	202
Cooper-Standard Automotive Inc. 8.375% 2014	1,275	810
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	979
WDAC Intermediate Corp. 8.375% 2014[1]	1,350	749
WDAC Intermediate Corp. 8.50% 2014	€250	186
Idearc Inc. 8.00% 2016	$3,325	923
Visteon Corp. 8.25% 2010	377	315
Visteon Corp. 12.25% 2016[1]	973	589
Burlington Coat Factory Warehouse Corp. 11.125% 2014[8]	1,450	848
TRW Automotive Inc. 7.00% 2014[1]	1,000	830
Goodyear Tire & Rubber Co. 6.678% 2009[2]	675	665
Delphi Automotive Systems Corp. 6.50% 2009[9]	3,500	437
Delphi Corp. 6.50% 2013[9]	555	72
Delphi Automotive Systems Corp. 6.55% 2006[9]	250	31
Delphi Automotive Systems Corp. 7.125% 2029[9]	750	94
Claire's Stores, Inc. 9.25% 2015	1,000	420
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[2,3,4]	255	231
Clear Channel Communications, Inc. 5.50% 2014	605	191
Harrah's Operating Co., Inc. 5.625% 2015	400	111
KAC Acquisition Corp. 8.00% 2026[1,5,8]	91	91
Stoneridge, Inc. 11.50% 2012	10	10
		249,038

INDUSTRIALS — 9.51%
Nielsen Finance LLC, Term Loan B, 4.803% 2013[2,3,4]	1,239	1,099
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	9,375	8,953
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	15,715	10,293
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	667
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	7,380
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	225
Continental Airlines, Inc. 8.75% 2011	1,250	900
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	438	350
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	663	584
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,386	1,105
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	708	602
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,486	1,616
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,712	1,438
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	965	849
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	856	676
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.55% 2014[2,3,4]	853	789
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 7.47% 2014[2,3,4]	863	799
DAE Aviation Holdings, Inc. 11.25% 2015[1,8]	6,845	6,161
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,748
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,640
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,440	1,326
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,241	1,588
AMR Corp. 10.00% 2021[8]	1,000	625
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	983
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	963
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,156
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,542
Allied Waste North America, Inc. 7.25% 2015	100	96
Allied Waste North America, Inc. 6.875% 2017	700	655
DynCorp International and DIV Capital Corp. 9.50% 2013[1]	3,780	3,761
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	2,361	2,314
Delta Air Lines, Inc., First Lien Term Loan A, 5.709% 2012[2,3,4]	1,980	1,641
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,263
Delta Air Lines, Inc., Second Lien Term Loan B, 6.954% 2014[2,3,4]	2,963	2,105
US Investigations Services, Inc., Term Loan B, 5.954% 2015[2,3,4]	1,486	1,286
US Investigations Services, Inc. 10.50% 2015[1]	2,925	2,618
US Investigations Services, Inc. 11.75% 2016[1,8]	2,500	2,000
Ashtead Group PLC 8.625% 2015[1]	2,050	1,773
Ashtead Capital, Inc. 9.00% 2016[1]	4,400	3,806
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[2,3,4,8]	2,053	1,935
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[2,3,4,8]	3,437	3,102
NTK Holdings Inc. 0%/10.75% 2014[3,6]	5,250	2,284
THL Buildco, Inc. 8.50% 2014	3,935	2,263
ARAMARK Corp., Term Loan B, 5.637% 2014[2,3,4]	644	565
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[2,3,4]	41	36
ARAMARK Corp. 6.301% 2015[2]	100	88
ARAMARK Corp. 8.50% 2015	3,375	3,189
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	1,235	1,247
United Air Lines, Inc., Term Loan B, 5.75% 2014[2,3,4]	2,411	1,508
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	266	250
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	463	459
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	452	314
Alion Science and Technology Corp. 10.25% 2015	5,190	3,296
DRS Technologies, Inc. 6.875% 2013	1,200	1,194
DRS Technologies, Inc. 6.625% 2016	1,500	1,522
DRS Technologies, Inc. 7.625% 2018	200	210
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,433
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	457
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,377
Navios Maritime Holdings Inc. 9.50% 2014	2,150	1,989
TFM, SA de CV 9.375% 2012	1,825	1,871
TransDigm Inc. 7.75% 2014	1,900	1,796
B/E Aerospace 8.50% 2018	1,730	1,682
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,470
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[2,3,4]	1,753	1,382
Atrium Companies, Inc., Term Loan B, 6.54% 2012[2,3,4]	1,477	1,086
ACIH, Inc. 11.50% 2012[1,9]	1,225	153
Hertz Corp. 10.50% 2016	1,275	1,071
FTI Consulting, Inc. 7.625% 2013	1,000	1,024
H&E Equipment Services, Inc. 8.375% 2016	685	510
Quebecor World Inc. 8.75% 2016[1,9]	1,000	405
		124,543

FINANCIALS — 6.89%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	525	483
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,679
Countrywide Financial Corp., Series A, 4.50% 2010	390	353
Countrywide Financial Corp., Series B, 5.80% 2012	8,512	7,196
Countrywide Financial Corp., Series A, 0% 2037[2]	4,500	4,433
Countrywide Financial Corp., Series A, 0% 2037[1,2]	2,500	2,463
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	1,500	1,214
Ford Motor Credit Co. 4.904% 2009[1,2,8]	2,630	2,420
Ford Motor Credit Co. 5.80% 2009	1,000	950
Ford Motor Credit Co. 7.375% 2009[8]	475	392
Ford Motor Credit Co. 8.625% 2010	490	348
Ford Motor Credit Co. 9.75% 2010[2,8]	750	554
Ford Motor Credit Co. 7.375% 2011	1,425	947
Ford Motor Credit Co. 9.875% 2011	2,000	1,381
Ford Motor Credit Co. 5.538% 2012[2,8]	4,800	2,904
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[2,3,4]	253	192
Realogy Corp., Term Loan B, 5.487% 2013[2,3,4]	933	707
Realogy Corp. 10.50% 2014	5,375	2,392
Realogy Corp. 11.00% 2014[5]	5,100	1,976
Realogy Corp. 12.375% 2015	1,000	345
TuranAlem Finance BV 7.875% 2010	1,500	1,193
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,217
TuranAlem Finance BV 8.50% 2015	500	313
TuranAlem Finance BV 8.50% 2015[1]	260	163
TuranAlem Finance BV 8.25% 2037[1]	3,710	2,087
Residential Capital Corp. 8.375% 2010[2]	4,750	1,116
Residential Capital Corp. 8.50% 2010[1,8]	419	230
General Motors Acceptance Corp. 7.25% 2011	2,447	1,158
General Motors Acceptance Corp. 6.625% 2012	500	212
General Motors Acceptance Corp. 6.875% 2012	300	119
General Motors Acceptance Corp. 7.00% 2012	3,220	1,313
General Motors Acceptance Corp. 5.011% 2014[2,8]	1,650	611
General Motors Acceptance Corp. 6.75% 2014	250	96
E*TRADE Financial Corp. 8.00% 2011	1,725	1,509
E*TRADE Financial Corp. 7.375% 2013	175	143
E*TRADE Financial Corp. 7.875% 2015	3,935	3,168
Citigroup Capital XXI 8.30% 2077[2]	5,625	4,200
Rouse Co. 3.625% 2009	615	550
Rouse Co. 7.20% 2012	1,495	1,069
Rouse Co. 5.375% 2013	1,250	769
Rouse Co. 6.75% 2013[1]	1,575	1,079
HSBK (Europe) BV 7.75% 2013	1,690	1,170
HSBK (Europe) BV 7.75% 2013[1]	270	187
HSBK (Europe) BV 7.25% 2017[1]	2,400	1,501
MetLife Capital Trust X 9.25% 2068[1,2]	3,000	2,854
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	545	330
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	2,955	2,131
SLM Corp., Series A, 3.10% 2014[2]	1,200	685
SLM Corp., Series A, 8.45% 2018	2,500	1,702
CIT Group Inc. 7.625% 2012	3,600	2,286
Host Marriott, LP, Series M, 7.00% 2012	1,470	1,319
Host Marriott, LP, Series K, 7.125% 2013	125	112
Host Hotels & Resorts, LP, Series S, 6.875% 2014	875	761
Capmark Financial Group Inc. 3.453% 2010[2]	1,250	888
Capmark Financial Group Inc. 5.875% 2012	2,300	1,147
HSBC Finance Corp. 5.00% 2015	2,265	2,025
Northern Rock PLC 5.60% (undated)[1,2]	600	315
Northern Rock PLC 6.594% (undated)[1,2]	3,050	1,601
Wells Fargo Capital XV 9.75% (undated)[2]	1,800	1,748
iStar Financial, Inc. 6.00% 2010	1,055	631
iStar Financial, Inc., Series B, 5.125% 2011	545	278
iStar Financial, Inc. 6.50% 2013	1,070	552
iStar Financial, Inc., Series B, 5.70% 2014	80	39
Kazkommerts International BV 8.50% 2013	500	325
Kazkommerts International BV 8.00% 2015	600	363
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	575
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	1,117
Lazard Group LLC 7.125% 2015	1,165	1,012
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[1,2]	1,000	956
Agile Property Holdings Ltd. 9.00% 2013	1,395	903
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	1,000	844
Schwab Capital Trust I 7.50% 2037[2]	1,000	828
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	772
International Lease Finance Corp., Series R, 5.65% 2014	1,300	767
Morgan Stanley 10.09% 2017	BRL2,000	664
HBOS PLC 6.75% 2018[1]	$700	588
Chevy Chase Bank, FSB 6.875% 2013	500	402
Downey Financial Corp. 6.50% 2014	1,130	135
		90,157

INFORMATION TECHNOLOGY — 6.77%
NXP BV and NXP Funding LLC 5.541% 2013[2]	3,075	2,041
NXP BV and NXP Funding LLC 7.713% 2013[2]	€1,050	908
NXP BV and NXP Funding LLC 7.875% 2014	$8,830	5,960
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	2,240
NXP BV and NXP Funding LLC 9.50% 2015	$12,145	6,285
Freescale Semiconductor, Inc., Term Loan B, 4.236% 2013[2,3,4]	1,308	1,074
Freescale Semiconductor, Inc. 8.875% 2014	3,325	2,311
Freescale Semiconductor, Inc. 9.125% 2014[5]	14,000	8,890
Freescale Semiconductor, Inc. 10.125% 2016	4,700	3,032
Sanmina-SCI Corp. 6.75% 2013	3,950	3,476
Sanmina-SCI Corp. 5.569% 2014[1,2]	1,000	875
Sanmina-SCI Corp. 8.125% 2016	5,400	4,617
Hughes Communications, Inc. 9.50% 2014	9,150	8,921
First Data Corp., Term Loan B2, 5.948% 2014[2,3,4]	7,920	6,870
First Data Corp. 9.875% 2015[1]	500	393
SunGard Data Systems Inc. 9.125% 2013	6,984	6,321
Ceridian Corp. 11.25% 2015[1]	6,400	5,296
Serena Software, Inc. 10.375% 2016	5,975	5,288
Sensata Technologies BV 8.00% 2014[2]	4,870	4,140
Jabil Circuit, Inc. 5.875% 2010	875	844
Jabil Circuit, Inc. 8.25% 2018	2,270	2,134
Celestica Inc. 7.875% 2011	2,275	2,218
Celestica Inc. 7.625% 2013	275	252
Xerox Corp. 7.125% 2010	1,250	1,279
Xerox Corp. 7.625% 2013	1,000	1,013
Electronic Data Systems Corp., Series B, 6.00% 2013[2]	1,000	1,021
Nortel Networks Ltd. 7.041% 2011[2]	1,250	841
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	64
		88,604

TELECOMMUNICATION SERVICES — 6.63%
Nextel Communications, Inc., Series E, 6.875% 2013	1,205	820
Nextel Communications, Inc., Series F, 5.95% 2014	2,770	1,858
Nextel Communications, Inc., Series D, 7.375% 2015	5,280	3,487
Sprint Nextel Corp. 6.00% 2016	7,000	5,398
Sprint Capital Corp. 6.90% 2019	3,150	2,445
Sprint Capital Corp. 8.75% 2032	1,645	1,286
Centennial Communications Corp. 8.541% 2013[2]	2,950	2,699
Centennial Communications Corp. 10.00% 2013	2,750	2,647
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,686
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,433
American Tower Corp. 7.125% 2012	6,890	6,821
American Tower Corp. 7.50% 2012	1,925	1,906
American Tower Corp. 7.00% 2017[1]	1,725	1,656
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,614
Qwest Capital Funding, Inc. 7.25% 2011	4,375	4,112
Qwest Communications International Inc. 7.25% 2011	600	571
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,175
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	840
Windstream Corp. 8.125% 2013	4,225	4,035
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,693
Windstream Corp. 8.625% 2016	1,875	1,739
Windstream Corp. 7.00% 2019	1,000	805
MetroPCS Wireless, Inc. 9.25% 2014	7,250	6,815
Cricket Communications, Inc. 9.375% 2014	5,105	4,773
Cricket Communications, Inc. 10.875% 2014	1,000	935
Rogers Wireless Inc. 7.25% 2012	600	610
Rogers Wireless Inc. 7.50% 2015	2,675	2,723
Cincinnati Bell Inc. 7.25% 2013	3,200	2,896
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	1,725	336
Hawaiian Telcom Communications, Inc. 9.75% 2013	3,135	643
Hawaiian Telcom Communications, Inc., Term Loan C, 6.262% 2014[2,3,4]	2,240	1,575
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	62
Telecom Italia Capital SA 7.721% 2038	3,000	2,493
Level 3 Financing, Inc. 9.25% 2014	2,800	2,128
Digicel Group Ltd. 8.875% 2015[1]	2,250	1,896
Orascom Telecom 7.875% 2014[1]	1,500	1,320
Millicom International Cellular SA 10.00% 2013	1,320	1,313
Intelsat, Ltd. 6.50% 2013	2,000	1,290
NTELOS Inc., Term Loan B, 5.96% 2011[2,3,4]	965	916
Citizens Communications Co. 7.875% 2027	375	283
		86,733

UTILITIES — 5.40%
Edison Mission Energy 7.50% 2013	4,700	4,536
Edison Mission Energy 7.75% 2016	2,200	2,079
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,171
Edison Mission Energy 7.00% 2017	7,525	6,810
Edison Mission Energy 7.20% 2019	5,725	5,067
Edison Mission Energy 7.625% 2027	2,425	1,976
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[2,3,4]	2,134	1,803
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	7,665	6,956
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	7,165	6,502
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[1,5]	2,250	1,918
Intergen Power 9.00% 2017[1]	9,050	9,095
NRG Energy, Inc. 7.25% 2014	2,125	1,976
NRG Energy, Inc. 7.375% 2016	4,775	4,310
AES Corp. 9.50% 2009	357	355
AES Corp. 9.375% 2010	1,497	1,505
AES Corp. 8.75% 2013[1]	1,636	1,652
AES Gener SA 7.50% 2014	750	794
AES Corp. 7.75% 2015	500	456
AES Red Oak, LLC, Series A, 8.54% 2019[3]	417	417
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,142
ISA Capital do Brasil SA 8.80% 2017[1]	800	770
E.ON International Finance BV 5.80% 2018[1]	2,540	2,432
Cilcorp Inc. 8.70% 2009	2,000	2,125
Sierra Pacific Resources 8.625% 2014	875	901
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	261
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	473
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,179	1,160
		70,642

HEALTH CARE — 4.69%
Tenet Healthcare Corp. 6.375% 2011	1,770	1,642
Tenet Healthcare Corp. 7.375% 2013	2,250	2,059
Tenet Healthcare Corp. 9.875% 2014	5,100	4,998
Tenet Healthcare Corp. 9.25% 2015	1,355	1,287
HealthSouth Corp. 9.133% 2014[2]	1,640	1,599
HealthSouth Corp. 10.75% 2016[8]	8,005	8,285
HCA Inc., Term Loan B, 6.012% 2013[2,3,4]	6,545	5,828
HCA Inc. 9.125% 2014	495	483
HCA Inc. 9.25% 2016	265	258
HCA Inc. 9.625% 2016[5]	1,725	1,643
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	1,500	1,365
Elan Finance PLC and Elan Finance Corp. 6.935% 2013[2]	4,520	3,729
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,112
Bausch & Lomb Inc. 9.875% 2015[1]	5,705	5,434
VWR Funding, Inc. 10.25% 2015[2,5,8]	6,210	5,279
PTS Acquisition Corp. 9.50% 2015[5,8]	5,345	4,009
Surgical Care Affiliates, Inc. 8.875% 2015[1,5,8]	1,950	1,638
Surgical Care Affiliates, Inc. 10.00% 2017[1,8]	1,825	1,332
Mylan Inc., Term Loan B, 7.063% 2014[2,3,4,8]	2,352	2,164
Team Finance LLC and Health Finance Corp. 11.25% 2013[8]	1,485	1,515
Viant Holdings Inc. 10.125% 2017[1]	1,842	1,501
Warner Chilcott Corp. 8.75% 2015	1,463	1,448
Symbion Inc. 11.00% 2015[1,2,5]	1,416	1,069
Boston Scientific Corp. 7.00% 2035	400	358
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015[8]	320	330
		61,365

MATERIALS — 4.54%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	441
Stone Container Corp. 8.375% 2012	1,430	1,208
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	2,975
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,770	2,174
Nalco Co. 7.75% 2011	4,340	4,275
Nalco Co. 8.875% 2013	500	501
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6,8]	1,900	1,767
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,487
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,390	2,358
Georgia Gulf Corp. 9.50% 2014	7,885	4,889
Building Materials Corp. of America 7.75% 2014	5,675	4,512
Plastipak Holdings, Inc. 8.50% 2015[1,8]	4,585	3,737
Algoma Steel Inc., Term Loan B, 5.69% 2013[2,3,4]	707	661
Algoma Steel Inc. 9.875% 2015[1]	2,500	2,266
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,432
Rockwood Specialties Group, Inc. 7.625% 2014	€700	896
Associated Materials Inc. 9.75% 2012	$1,200	1,188
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,000	650
Metals USA Holdings Corp. 8.791% 2012[2,5]	1,550	1,248
Metals USA, Inc. 11.125% 2015	500	483
Owens-Illinois, Inc. 7.50% 2010	1,275	1,269
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	462
Abitibi-Consolidated Inc. 8.55% 2010	$680	262
Abitibi-Consolidated Co. of Canada 15.50% 2010[1,8]	291	198
Abitibi-Consolidated Co. of Canada 6.319% 2011[2]	475	157
Abitibi-Consolidated Inc. 7.75% 2011	660	214
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	124
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,580	639
Graphic Packaging International, Inc. 8.50% 2011	1,625	1,552
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,477
International Paper Co. 7.95% 2018	1,475	1,452
Ryerson Inc. 10.176% 2014[1,2]	1,375	1,127
Ryerson Inc. 12.00% 2015[1]	275	235
AEP Industries Inc. 7.875% 2013	1,555	1,174
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,125	1,045
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[8]	1,507	980
Domtar Corp. 7.125% 2015	1,050	971
Vale Overseas Ltd. 6.25% 2017	1,000	939
MacDermid 9.50% 2017[1]	1,000	845
JSG Funding PLC 7.75% 2015	1,000	837
Allegheny Technologies, Inc. 8.375% 2011	750	798
Momentive Performance Materials Inc. 9.75% 2014	1,000	795
Georgia-Pacific Corp., First Lien Term Loan B, 4.567% 2012[2,3,4]	528	463
Witco Corp. 6.875% 2026[8]	505	295
		59,458

ENERGY — 3.25%
Enterprise Products Operating LP 8.375% 2066[2]	2,610	2,423
Enterprise Products Operating LP 7.034% 2068[2]	8,780	7,090
Williams Companies, Inc. 4.791% 2010[1,2]	1,500	1,473
Williams Companies, Inc. 6.375% 2010[1]	1,000	980
Williams Companies, Inc. 8.125% 2012	1,900	1,921
Williams Companies, Inc. 7.875% 2021	250	250
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	939
Williams Companies, Inc. 8.75% 2032	3,575	3,675
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,751
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,352
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	2,465
Petroplus Finance Ltd. 7.00% 2017[1]	3,000	2,505
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,322
TEPPCO Partners LP 7.00% 2067[2]	3,805	3,204
Gaz Capital SA 7.288% 2037[1]	4,000	2,860
Premcor Refining Group Inc. 6.75% 2011	1,150	1,167
Forest Oil Corp. 7.25% 2019	1,000	860
Newfield Exploration Co. 7.625% 2011	250	251
		42,488

CONSUMER STAPLES — 2.53%
Stater Bros. Holdings Inc. 8.125% 2012	4,900	4,826
Stater Bros. Holdings Inc. 7.75% 2015	900	846
Constellation Brands, Inc. 8.375% 2014	1,250	1,244
Constellation Brands, Inc. 7.25% 2017	4,770	4,412
SUPERVALU INC., Term Loan B, 4.679% 2012[2,3,4]	899	819
SUPERVALU INC. 7.50% 2012	340	331
Albertson's, Inc. 7.25% 2013	460	448
Albertson's, Inc. 8.00% 2031	3,575	3,331
Dole Food Co., Inc. 7.25% 2010	1,275	1,128
Dole Food Co., Inc. 8.875% 2011	4,358	3,683
Vitamin Shoppe Industries Inc. 10.304% 2012[2,8]	3,030	2,807
Smithfield Foods, Inc. 7.75% 2017	3,525	2,785
Cott Beverages Inc. 8.00% 2011	2,550	1,798
Duane Reade Inc. 7.319% 2010[2]	750	686
Duane Reade Inc. 9.75% 2011	1,015	858
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,259
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,066
JBS SA 10.50% 2016	1,100	850
		33,177

MORTGAGE-BACKED OBLIGATIONS[3] — 1.62%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	1,750	1,383
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	6,050	4,672
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	5,970	5,306
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	4,600	3,987
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	700	610
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	235	222
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	2,235	2,121
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	1,235	1,070
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	1,235	1,134
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[2]	1,339	755
		21,260

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.69%
Panama (Republic of) Global 7.125% 2026	310	319
Panama (Republic of) Global 9.375% 2029	130	162
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,446
Brazilian Treasury Bill 6.00% 2045[8,10]	BRL3,454	1,490
Argentina (Republic of) 1.564% 2012[2,3,8]	$1,625	584
Argentina (Republic of) 5.83% 2033[3,5,8,10]	ARS4,225	735
Argentina (Republic of) GDP-Linked 2035	5,935	160
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,286
United Mexican States Government, Series MI10, 9.50% 2014	MXN12,500	1,201
Colombia (Republic of) Global 10.75% 2013	$500	588
Colombia (Republic of) Global 12.00% 2015	COP780,000	375
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP2,625	454
Egypt (Arab Republic of) 11.50% 2011	125	23
Turkey (Republic of) 12.375% 2009	$250	269
		9,092

U.S. GOVERNMENT BONDS & NOTES — 0.18%
U.S. Treasury 6.00% 2026	2,000	2,374

Total bonds, notes & other debt instruments (cost: $1,155,256,000)		938,931

	Shares or
Convertible securities — 0.64%	principal amount

CONSUMER DISCRETIONARY — 0.27%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,593

FINANCIALS — 0.10%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	30,000	1,292

MISCELLANEOUS — 0.27%
Other convertible securities in initial period of acquisition		3,506

Total convertible securities (cost: $8,258,000)		8,391

Preferred stocks — 0.84%	Shares

FINANCIALS — 0.82%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,750
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	5,370,000	2,756
Bank of America Corp., Series K, 8.00% noncumulative[2]	1,000,000	793
PNC Preferred Funding Trust I 6.517%[1,2]	1,000,000	700
Citigroup Inc., Series E, 8.40%[2]	1,000,000	682
ILFC E-Capital Trust II 6.25%[1,2]	2,000,000	598
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	500,000	360
Fannie Mae, Series O, 7.00%[1,2]	23,630	64
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	2
		10,705

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		253

Total preferred stocks (cost: $24,590,000)		10,958

		Value
Common stocks — 1.51%	Shares	(000)

INDUSTRIALS — 1.07%
DigitalGlobe Inc.[7,8,11]	3,677,578	$12,871
Northwest Airlines Corp.[11]	96,133	868
Delta Air Lines, Inc.[11]	28,673	214
		13,953

CONSUMER DISCRETIONARY — 0.19%
Ford Motor Co.[11]	342,877	1,783
Time Warner Cable Inc., Class A11	17,250	417
Adelphia Recovery Trust, Series Arahova[8,11]	388,601	175
Adelphia Recovery Trust, Series ACC-6B8,11	1,000,000	20
Adelphia Recovery Trust, Series ACC-1[11]	449,306	9
Radio One, Inc., Class D, nonvoting[11]	34,000	26
Radio One, Inc., Class A11	17,000	24
ACME Communications, Inc.[11]	13,100	12
Mobile Travel Guide, Inc.[7,8,11]	7,285	2
		2,468

UTILITIES — 0.12%
Drax Group PLC	119,864	1,603

TELECOMMUNICATION SERVICES — 0.09%
Sprint Nextel Corp., Series 1	127,382	777
Embarq Corp.	6,369	258
American Tower Corp., Class A11	3,522	127
XO Holdings, Inc.[11]	651	—
		1,162

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[11]	153,000	491
HSW International, Inc.[7,8,11]	22,356	42
		533

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,11]	80,522	4

Total common stocks (cost: $15,412,000)		19,723

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[8,11]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	978	—
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	4,000	—

Total rights & warrants (cost: $207,000)		—

	Principal amount	Value
Short-term securities — 24.44%	(000)	(000)

Fannie Mae 2.62%–2.90% due 12/8–12/24/2008	43,100	42,978
Federal Home Loan Bank 2.05%–2.60% due 10/10–12/15/2008	38,100	38,045
Freddie Mac 2.13%–2.30% due 12/15–12/30/2008	25,000	24,918
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[1]	19,900	19,897
AT&T Inc. 2.13%–2.35% due 10/8–11/19/2008[1]	19,800	19,759
Coca-Cola Co. 2.07% due 10/14/2008[1]	18,000	17,985
Harvard University 2.00% due 10/7/2008	15,600	15,594
Pfizer Inc 2.09% due 11/7/2008[1]	15,000	14,957
Wells Fargo & Co. 2.47% due 10/1/2008	14,300	14,299
Caterpillar Financial Services Corp. 2.02%–2.30% due 10/15–11/18/2008	13,200	13,176
Hewlett-Packard Co. 2.17% due 10/3/2008[1]	12,000	11,998
Wal-Mart Stores Inc. 2.00% due 10/6/2008[1]	11,500	11,496
Walt Disney Co. 2.00% due 10/7/2008	11,400	11,396
John Deere Capital Corp. 2.10% due 10/16/2008[1]	11,400	11,386
Medtronic Inc. 2.10% due 12/8/2008[1]	10,000	9,926
Bank of America Corp. 2.55% due 10/15/2008	9,600	9,590
Merck & Co. Inc. 2.08% due 10/10/2008	9,400	9,393
Honeywell International Inc. 2.07% due 10/16/2008[1]	8,800	8,789
United Parcel Service Inc. 2.04% due 10/6/2008[1]	8,000	7,998
Becton, Dickinson and Co. 2.20% due 10/24/2008	6,000	5,991
Concentrate Manufacturing Co. of Ireland 2.50% due 10/28/2008[1]	500	499

Total short-term securities (cost: $319,919,000)		320,070

Total investment securities (cost: $1,523,642,000)		1,298,073
Other assets less liabilities		11,094

Net assets		$1,309,167

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $329,241,000, which represented 25.15% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,472,000, which represented 4.54% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$12,871	.98%
Gray Television Inc., Series D, 12.00%/15.00% (undated)	6/26/2008–7/15/2008	5,225	4,812	.37
Citigroup Inc., Series J, 7.00%
noncumulative convertible preferred depositary shares	1/15/2008	1,500	1,292	.10
HSW International, Inc.	12/17/2007	69	42	.00
Mobile Travel Guide, Inc.	12/17/2007	2	2	.00

Total restricted securities		$9,796	$19,019	1.45%

[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,372,000, which represented 7.59% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
MXN = Mexican pesos

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$11,680
Level 2 — Other significant observable inputs	1,268,551	$78	*
Level 3 — Significant unobservable inputs	17,842
Total	$1,298,073

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$17,514
Net sales	(1,337)
Net realized loss	(997)
Net unrealized depreciation	(1,799)
Net transfers into Level 3	4,461
Ending value at 9/30/2008	$17,842

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2008	$(2,301)

*Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,688
Gross unrealized depreciation on investment securities	(242,296)
Net unrealized depreciation on investment securities	(227,608)
Cost of investment securities for federal income tax purposes	1,525,681

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

September 30, 2008
 unaudited

Bonds, notes & other debt instruments — 96.17%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 51.43%
Federal agency mortgage-backed obligations[1] — 45.67%
Freddie Mac 7.00% 2008	$—	$—
Freddie Mac 7.00% 2015	39	40
Freddie Mac 8.50% 2018	—	—
Freddie Mac 11.00% 2018	28	32
Freddie Mac 4.50% 2019	5,694	5,585
Freddie Mac 5.00% 2023	6,324	6,273
Freddie Mac 5.00% 2023	736	730
Freddie Mac 5.00% 2023	633	628
Freddie Mac 5.00% 2023	322	319
Freddie Mac 5.50% 2023	31,000	31,218
Freddie Mac 5.50% 2023	4,801	4,835
Freddie Mac 6.00% 2026	6,186	6,290
Freddie Mac 6.00% 2027	12,151	12,356
Freddie Mac 9.00% 2030	169	186
Freddie Mac 4.637% 2035[2]	3,022	3,013
Freddie Mac 5.875% 2036[2]	14,763	14,845
Freddie Mac 6.00% 2036	4,670	4,729
Freddie Mac 6.00% 2036	2,578	2,611
Freddie Mac 4.772% 2037[2]	1,185	1,175
Freddie Mac 5.00% 2037	8,047	7,837
Freddie Mac 5.472% 2037[2]	2,661	2,696
Freddie Mac 5.50% 2037	8,771	8,726
Freddie Mac 5.50% 2037	4,654	4,630
Freddie Mac 5.50% 2037	2,993	2,978
Freddie Mac 5.50% 2037	2,817	2,802
Freddie Mac 5.50% 2037	676	673
Freddie Mac 5.676% 2037[2]	1,868	1,873
Freddie Mac 5.983% 2037[2]	1,138	1,150
Freddie Mac 6.00% 2037	4,483	4,542
Freddie Mac 6.00% 2037	3,057	3,096
Freddie Mac 6.00% 2037	2,836	2,872
Freddie Mac 6.00% 2037	2,785	2,820
Freddie Mac 6.00% 2037	2,632	2,666
Freddie Mac 6.00% 2037	1,792	1,815
Freddie Mac 6.068% 2037[2]	918	929
Freddie Mac 6.315% 2037[2]	2,067	2,098
Freddie Mac 6.376% 2037[2]	1,404	1,424
Freddie Mac 6.50% 2037	9,291	9,536
Freddie Mac 6.50% 2037	3,642	3,738
Freddie Mac 4.50% 2038	4,984	4,698
Freddie Mac 4.65% 2038[2]	1,956	1,917
Freddie Mac 4.816% 2038[2]	4,996	4,855
Freddie Mac 4.966% 2038[2]	505	499
Freddie Mac 5.00% 2038	14,198	13,827
Freddie Mac 5.00% 2038	8,000	7,783
Freddie Mac 5.00% 2038	6,082	5,923
Freddie Mac 5.00% 2038	4,977	4,847
Freddie Mac 5.50% 2038	22,814	22,697
Freddie Mac 5.50% 2038	12,000	11,924
Freddie Mac 5.50% 2038	6,981	6,946
Freddie Mac 5.50% 2038	5,000	4,974
Freddie Mac 5.50% 2038	4,959	4,933
Freddie Mac 5.50% 2038	3,468	3,450
Freddie Mac 5.50% 2038	3,000	2,985
Freddie Mac 5.50% 2038	2,989	2,974
Freddie Mac 5.541% 2038[2]	1,927	1,931
Freddie Mac 6.00% 2038	2,962	3,000
Freddie Mac 6.50% 2038	17,497	17,959
Freddie Mac 6.50% 2038	9,093	9,333
Freddie Mac 6.50% 2038	8,383	8,604
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,624	1,660
Freddie Mac, Series 1567, Class A, 2.90% 2023[2]	339	314
Freddie Mac, Series 3061, Class PN, 5.50% 2035	563	566
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,679	1,367
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,740	1,344
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,769	1,767
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,676	1,703
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,405	7,422
Fannie Mae 12.00% 2015	47	53
Fannie Mae 5.50% 2017	2,032	2,070
Fannie Mae 9.00% 2018	19	21
Fannie Mae 10.00% 2018	77	88
Fannie Mae 4.50% 2020	7,188	7,060
Fannie Mae 4.50% 2020	2,723	2,675
Fannie Mae 6.00% 2021	288	294
Fannie Mae 6.00% 2021	101	103
Fannie Mae 6.00% 2027	6,493	6,603
Fannie Mae 6.50% 2027	2,498	2,565
Fannie Mae 8.50% 2027	72	79
Fannie Mae 8.50% 2027	63	70
Fannie Mae 5.00% 2028	4,934	4,826
Fannie Mae 6.50% 2028	5,031	5,165
Fannie Mae 7.50% 2029	21	23
Fannie Mae 7.50% 2031	157	168
Fannie Mae 7.50% 2031	57	61
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	9	10
Fannie Mae 5.50% 2033	14,638	14,624
Fannie Mae 5.50% 2033	3,433	3,431
Fannie Mae 5.50% 2034	1,890	1,886
Fannie Mae 4.47% 2035[2]	1,754	1,767
Fannie Mae 4.50% 2035	10,460	9,880
Fannie Mae 5.00% 2035	2,861	2,790
Fannie Mae 5.50% 2035	11,291	11,270
Fannie Mae 5.50% 2035	1,640	1,638
Fannie Mae 6.50% 2035	1,029	1,064
Fannie Mae 5.00% 2036	2,842	2,771
Fannie Mae 5.50% 2036	3,392	3,382
Fannie Mae 5.512% 2036[2]	2,541	2,552
Fannie Mae 6.00% 2036	1,859	1,884
Fannie Mae 6.50% 2036	3,512	3,565
Fannie Mae 5.00% 2037	1,261	1,229
Fannie Mae 5.00% 2037	1,078	1,051
Fannie Mae 5.00% 2037	740	721
Fannie Mae 5.378% 2037[2]	3,932	3,945
Fannie Mae 5.50% 2037	2,525	2,473
Fannie Mae 5.50% 2037	1,755	1,720
Fannie Mae 5.632% 2037[2]	1,147	1,154
Fannie Mae 5.853% 2037[2]	1,739	1,764
Fannie Mae 6.00% 2037	3,711	3,761
Fannie Mae 6.00% 2037[3]	1,499	1,505
Fannie Mae 6.032% 2037[2]	1,199	1,216
Fannie Mae 6.353% 2037[2]	4,817	4,901
Fannie Mae 6.50% 2037	6,449	6,620
Fannie Mae 6.50% 2037	4,996	5,072
Fannie Mae 6.50% 2037	4,611	4,680
Fannie Mae 6.50% 2037	2,647	2,718
Fannie Mae 6.50% 2037	1,717	1,743
Fannie Mae 7.00% 2037	7,322	7,552
Fannie Mae 7.00% 2037	4,276	4,410
Fannie Mae 7.00% 2037	1,787	1,843
Fannie Mae 7.00% 2037	1,647	1,720
Fannie Mae 7.00% 2037[3]	1,477	1,524
Fannie Mae 7.00% 2037	1,474	1,521
Fannie Mae 7.00% 2037	1,274	1,331
Fannie Mae 4.443% 2038[2]	1,675	1,636
Fannie Mae 4.539% 2038[2]	635	624
Fannie Mae 5.00% 2038	8,223	8,012
Fannie Mae 5.00% 2038	1,687	1,644
Fannie Mae 5.217% 2038[2]	3,000	2,989
Fannie Mae 5.45% 2038[2]	4,950	4,967
Fannie Mae 6.00% 2038	2,971	2,973
Fannie Mae 6.50% 2038	10,000	10,264
Fannie Mae 6.501% 2047[2]	4,825	4,846
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,624
Fannie Mae, Series 2001-4, Class GB, 10.208% 2018[2]	315	348
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,523	1,512
Fannie Mae, Series 2001-4, Class GA, 10.181% 2025[2]	117	130
Fannie Mae, Series 2001-4, Class NA, 11.881% 2025[2]	286	314
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	502	534
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	401	430
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]	182	204
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,476	1,447
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,657	1,267
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,214	962
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,269	4,280
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,828	1,838
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,800	1,829
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	412	437
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	401	417
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	387	408
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	68	72
Government National Mortgage Assn. 9.50% 2009	36	36
Government National Mortgage Assn. 9.50% 2020	57	65
Government National Mortgage Assn. 8.50% 2021	85	93
Government National Mortgage Assn. 8.50% 2023	143	157
Government National Mortgage Assn. 6.00% 2037	4,216	4,279
Government National Mortgage Assn. 5.00% 2038	34,152	33,341
Government National Mortgage Assn. 6.00% 2038	24,476	24,841
Government National Mortgage Assn. 6.00% 2038	17,750	18,012
Government National Mortgage Assn. 6.00% 2038	7,970	8,097
Government National Mortgage Assn. 6.00% 2038	6,981	7,017
Government National Mortgage Assn. 6.50% 2038	2,996	3,072
Government National Mortgage Assn. 5.75% 2058[3]	315	320
Government National Mortgage Assn. 6.22% 2058[3]	3,543	3,657
Government National Mortgage Assn., Series 2003, 6.115% 2058[2,3]	1,620	1,617
		652,213

Commercial mortgage-backed securities[1] — 3.57%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	698	682
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	980
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	524	495
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	682	672
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	934	913
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	916
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,420
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	936
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 2041[2,4]	2,650	2,608
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,157	1,137
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	463
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	928
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	5,000	4,656
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	953
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	4,500	4,055
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,029
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	950
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	500	466
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	942
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	565	502
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,411	2,423
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.399% 2045[2]	1,500	1,444
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,818
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	474	470
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,086
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	1,981
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	156	156
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,672
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,229	1,263
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	450
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	1,650	1,626
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,455	1,459
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	362	360
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	482	491
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	444	438
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	500	468
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	600	559
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	1,100	997
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	965
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	893	891
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	880
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	600	597
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	498	496
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.442% 2044[2]	500	426
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	301	300
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	76	76
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	207	207
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	191	190
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	102	101
		50,993

Collateralized mortgage-backed obligations (privately originated)[1] — 2.19%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	1,901	1,141
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.891% 2037[2]	1,858	1,202
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.989% 2037[2]	4,350	3,182
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,119	2,933
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.491% 2027[2,4]	423	422
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.66% 2027[2,4]	662	661
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.807% 2028[2,4]	344	344
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,322	1,182
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	679	560
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.935% 2047[2]	2,581	1,543
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,318	1,270
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	572	446
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	895	643
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	102	83
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,575	1,916
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	1,790	1,683
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	804	763
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.342% 2037[2]	1,030	875
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,300	1,209
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	415	389
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,679	1,594
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,587	1,498
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,352
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,199	1,117
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,254	1,097
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	902	840
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.34% 2040[2,4]	1,013	825
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	643	523
		31,293

Total mortgage-backed obligations		734,499

U.S. TREASURY BONDS & NOTES — 34.87%
U.S. Treasury 3.00% 2012[3,5]	3,608	3,749
U.S. Treasury 4.25% 2012	23,190	24,579
U.S. Treasury 1.875% 2013[3,5]	3,592	3,575
U.S. Treasury 2.75% 2013	5,000	4,975
U.S. Treasury 3.375% 2013	12,000	12,226
U.S. Treasury 3.625% 2013	10,000	10,320
U.S. Treasury 4.25% 2013	71,739	76,200
U.S. Treasury 4.25% 2014	6,500	6,919
U.S. Treasury 9.875% 2015	3,000	4,203
U.S. Treasury 11.25% 2015	15,000	21,761
U.S. Treasury 2.50% 2016[3,5]	4,084	4,165
U.S. Treasury 4.50% 2016	56,000	59,730
U.S. Treasury 5.125% 2016	74,225	81,705
U.S. Treasury 2.375% 2017[3,5]	1,908	1,915
U.S. Treasury 4.625% 2017	58,500	62,255
U.S. Treasury 8.875% 2017	31,190	42,696
U.S. Treasury 8.125% 2019	12,195	16,423
U.S. Treasury 8.50% 2020	10,600	14,717
U.S. Treasury 7.875% 2021	3,750	5,040
U.S. Treasury 7.125% 2023	11,500	14,839
U.S. Treasury 6.25% 2030	5,000	6,278
U.S. Treasury 4.50% 2036	16,100	16,521
U.S. Treasury Principal Strip 0% 2019	5,000	3,190
		497,981

FEDERAL AGENCY BONDS & NOTES — 5.82%
Freddie Mac 4.50% 2014	9,000	9,171
Freddie Mac 5.25% 2016	5,000	5,214
Freddie Mac 5.50% 2016	5,000	5,285
Freddie Mac 5.50% 2017	12,000	12,690
Fannie Mae 6.125% 2012	20,250	21,863
Fannie Mae 3.625% 2013	5,250	5,195
Fannie Mae 5.25% 2016	4,000	4,156
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	4,220	4,181
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	773	776
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	587	596
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,554	1,602
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,273	2,223
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,072
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	2,000	2,075
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,281
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,010
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,176
Federal Home Loan Bank 2.50% 2009	1,000	990
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	475	503
		83,059

ASSET-BACKED OBLIGATIONS[1] — 3.84%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	5,464
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,650	1,438
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	863
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	997
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,695	5,707
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,921
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	3,550	3,536
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,896
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	2,350	2,286
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	2,147
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,107
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	2,000	1,912
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	1,890
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,785
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013[3]	1,668	1,676
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,137	1,474
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,474
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,410
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,403
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,395
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	1,500	707
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	678	650
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	1,500	1,200
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,000	949
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	241
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,001
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.488% 2012[2]	1,000	990
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	929
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3,4]	750	638
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	469	433
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	455	355
		54,874

INDUSTRIALS — 0.20%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,959	1,918
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3,4]	952	971
		2,889

ENERGY — 0.01%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	194	193

Total bonds, notes & other debt instruments (cost: $1,371,868,000)		1,373,495

Short-term securities — 5.22%

PepsiCo Inc. 2.25% due 10/16/2008[4]	19,300	19,281
Honeywell International Inc. 2.07% due 10/22/2008[4]	18,400	18,369
Procter & Gamble International Funding S.C.A. 2.12% due 11/5/2008[4]	15,700	15,658
Ciesco LLC 2.63% due 10/24/2008[4]	8,500	8,485
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[4]	7,100	7,099
AT&T Inc. 2.22% due 11/14/2008[4]	5,700	5,681

Total short-term securities (cost: $74,592,000)		74,573

Total investment securities (cost: $1,446,460,000)		1,448,068
Other assets less liabilities		(19,897)

Net assets		$1,428,171

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $31,005,000, which represented 2.17% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,686,000, which represented 8.38% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	1,448,068
Level 3 — Significant unobservable inputs	—
Total	$1,448,068

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended
September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$8,677
Net sales	(61)
Net unrealized depreciation	(395)
Net transfers out of Level 3	(8,221)
Ending value at 9/30/2008	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,569
Gross unrealized depreciation on investment securities	(15,794)
Net unrealized appreciation on investment securities	775
Cost of investment securities for federal income tax purposes	1,447,293

Cash Management Fund
Investment portfolio

September 30, 2008
 unaudited

Short-term securities — 97.46%	Principal amount (000)	Value (000)

CORPORATE SHORT-TERM NOTES — 82.96%
Johnson & Johnson 1.99%–2.04% due 10/8–10/27/2008[1]	$34,000	$33,954
Hewlett-Packard Co. 2.17%–2.80% due 10/17–11/3/2008[1]	32,600	32,530
Wal-Mart Stores Inc. 2.00% due 10/6–11/4/2008[1]	31,500	31,444
Bank of America Corp. 3.05% due 10/8/2008	30,000	29,980
Medtronic Inc. 2.01%–2.08% due 10/20–10/23/2008[1]	30,000	29,964
AT&T Inc. 2.13%–2.30% due 10/7–11/19/2008[1]	29,600	29,554
Electricité de France 2.18%–3.50% due 10/9–11/7/2008[1]	29,500	29,466
Coca-Cola Co. 2.20% due 12/1/2008[1]	28,000	27,859
E.I. duPont de Nemours and Co. 2.02% due 10/10/2008[1]	27,000	26,985
BP Capital Markets PLC 2.20% due 11/17/2008[1]	27,000	26,921
Walt Disney Co. 2.00% due 10/14/2008	25,700	25,680
Novartis Finance Corp. 2.10% due 10/16/2008[1]	25,000	24,977
Caterpillar Financial Services Corp. 2.01%–2.02% due 10/15/2008	24,200	24,180
Procter & Gamble Co. 2.10% due 10/10/2008[1]	13,700	13,690
Procter & Gamble International Funding S.C.A. 2.08% due 10/8/2008[1]	9,300	9,296
IBM Corp. 2.39% due 12/3/2008[1]	22,200	22,106
Estée Lauder Companies Inc. 2.04%–2.12% due 10/7–10/24/2008[1]	20,700	20,691
Merck & Co. Inc. 2.06%–2.20% due 10/24–11/14/2008	20,500	20,451
Nestlé Finance International Ltd. 2.11% due 10/3/2008	20,000	19,996
United Parcel Service Inc. 2.04% due 10/6/2008[1]	20,000	19,993
Chevron Funding Corp. 2.12% due 10/8/2008	20,000	19,991
Canadian Wheat Board 2.00% due 10/20/2008	20,000	19,978
Brown-Forman Corp. 2.25% due 10/24/2008[1]	20,000	19,970
American Honda Finance Corp. 2.18%–2.21% due 10/21–10/29/2008	20,000	19,959
Société Générale North America, Inc. 3.35% due 10/22/2008	20,000	19,959
Toyota Motor Credit Corp. 2.41% due 10/15/2008	10,000	9,990
Toyota Credit de Puerto Rico Corp. 3.05% due 11/24/2008	10,000	9,953
Becton, Dickinson and Co. 2.08%–2.10% due 10/1–10/23/2008	17,250	17,233
PepsiCo Inc. 2.05% due 10/1/2008[1]	15,000	14,999
Concentrate Manufacturing Co. of Ireland 2.50% due 10/28/2008[1]	1,000	998
Swedish Export Credit Corp. 1.95% due 10/17/2008	15,000	14,986
3M Co. 2.00% due 10/30/2008[1]	15,000	14,975
Yale University 2.38% due 11/7/2008	15,000	14,962
Export Development Canada 2.05% due 11/3/2008	15,000	14,962
John Deere Credit Ltd. 3A3 2.13% due 10/17/2008	13,700	13,686
John Deere Capital Corp. 2.12% due 10/16/2008[1]	1,200	1,199
Genentech, Inc. 2.50% due 10/16/2008[1]	14,400	14,384
Private Export Funding Corp. 2.28% due 11/5/2008[1]	13,300	13,269
BASF AG 2.10% due 10/27/2008[1]	13,200	13,173
Illinois Tool Works Inc. 2.08%–2.12% due 10/1–10/6/2008	12,662	12,660
Honeywell International Inc. 2.12% due 10/17/2008[1]	11,700	11,688
NetJets Inc. 2.08% due 10/8–10/31/2008[1]	8,150	8,142
Harvard University 2.00% due 10/7/2008	5,100	5,098
JPMorgan Chase & Co. 2.31% due 10/1/2008	5,000	5,000
Pfizer Inc 2.09% due 11/7/2008[1]	5,000	4,986
		815,917

FEDERAL AGENCY DISCOUNT NOTES — 8.16%
Federal Home Loan Bank 2.11% due 11/17/2008	34,200	34,139
Freddie Mac 2.25% due 11/24/2008	24,000	23,950
Fannie Mae 2.62% due 12/8/2008	22,200	22,145
		80,234

U.S. TREASURIES — 6.34%
U.S. Treasury Bills 0.75%–1.665% due 10/30–11/6/2008	62,500	62,427

Total investment securities (cost: $958,541,000)		958,578
Other assets less liabilities		24,948

Net assets		$983,526

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $497,213,000, which represented 50.55% of the net assets of the fund.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	958,578
Level 3 — Significant unobservable inputs	—
Total	$958,578

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$132
Gross unrealized depreciation on investment securities	(95)
Net unrealized appreciation on investment securities	37
Cost of investment securities for federal income tax purposes	958,541

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-1108O-S15844

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: November 28, 2008